UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-6332

                       LIMITED TERM NEW YORK MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                            Date of fiscal year end:  DECEMBER 31
                                                      -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2003, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund delivered strong yields throughout the period while experiencing greater-than-usual fluctuations in its NAV. Over the course of the year, the Fund benefited from improving economic conditions that increasingly favored the type of securities we prefer. Our research-intensive approach seeks to identify lesser-known, smaller and/or misunderstood securities whose overall risk levels are, in our opinion, less than their yields would suggest. This emphasis on research paid off as the U.S. economic outlook grew increasingly positive, benefiting securities from a wide variety of economically sensitive market sectors, including airlines, durable goods manufacturers, and paper and forest products companies. For instance, once the U.S. economy showed signs of improvement, so too did the airline industry, where profitability can climb quickly with even a small increase in paying passengers. Although airlines in general are by no means out of the woods yet, the Fund's airline-related bonds (4.8% of investments at value at December 31) performed better in the second half of the year, as the economy improved and airline traffic began to increase.
   Adding to the Fund's yield, and partially causing NAV volatility, were the Fund's tobacco litigation Master Settlement Agreement (MSA)-backed bonds (tobacco securitization bonds). At 23% of investments at value, these bonds, backed by states' shares of the national settlement agreement with major tobacco manufacturers, are the Fund's biggest investment. A fear of oversupply and a $10 billion Illinois state court decision against Phillip Morris roiled the MSA market in 2003, resulting in unusually large price volatility. The court decision initially required Phillip Morris to pay the $10 billion judgment or put up a $12 billion bond to appeal the decision--an amount that could potentially have bankrupted Phillip Morris and caused it to default on its share of the settlement payments to all states.
   By fall, the bonding requirement in the Illinois case was substantially reduced. Also, while the industry still faces litigation, many states passed legislation designed to prevent judgments and bond requirements that would place a company at risk of bankruptcy in order to appeal. On the supply front, it became increasingly clear that the major entities that might still issue MSA-backed bonds will not do so; in fact, all of New York State's remaining MSA-related bonding capacity was filled with bond issues offering promises of state funding appropriation to back any shortfall in MSA payments. The MSA bond market recovered significantly as we moved into the second half of the year, rewarding us for our perseverance.

                    7 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

   We added to the Fund's cache of MSA bonds whenever possible. Despite price gains since April, MSA bonds remain relatively inexpensive compared to other bonds of identical, investment-grade rating and maturity. They helped the fund achieve strong current yields and above-average dividends in 2003, and we expect they will do the same in the future. We believe that the prices of these bonds may continue to appreciate. With no significant additional MSA issuance possible in New York State, we expect MSA bonds to become relatively scarce in the coming years, while the demand for their attractive yields may lead to higher prices.
   The Fund seeks to reduce volatility, by focusing on securities with average effective maturities of five years or less. When market conditions caused the Fund's average effective maturity to extend beyond five years, we executed only those trades that worked to shorten it. The Fund's average effective maturity was 4.86 years at December 31, 2003.
   The credit rating of a bond backed by revenues from Mt. Sinai Medical Center was downgraded to below investment grade in the second quarter of 2003. Although the reduction in Mt. Sinai's credit rating was due to weaker financial performance, the hospital made all principal and interest payments on schedule and the market prices of its' bonds ended at premiums to par. After analysis, we maintained our position, which is less than 2% of the Fund as of year-end, in the belief that over time Mt. Sinai Medical and its bonds will recover in value.
   Finally, the Fund benefited from the pre-refunding of various holdings. Pre-refunding involves the issuance of a new bond; the bond proceeds are then invested in Treasuries earmarked to repay principal on another, previously issued bond. With this added assurance of principal prepayment, the older (now pre-refunded) bond becomes a more secure credit, yet its coupon rate does not change. This combination--a higher credit rating and coupon rates associated with a lesser-rated bond--leads to price appreciation. Once various holdings in the portfolio had been pre-refunded, we sold them at a profit and reinvested in other opportunities.
   The Fund's holdings, strategy and management are of course subject to change. We are constantly looking for new opportunities, and in general seek to sell bonds with less than one year to maturity and replace them with higher yielding, longer maturity bonds, while maintaining our prospectus limit of 5 year average effective maturity.

                    8 | LIMITED TERM NEW YORK MUNICIPAL FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2003. In the case of Class A shares, performance is measured over a 10-year period. In the case of Class B and C shares, performance is measured from inception of the classes on May 1, 1997. In the case of Class X shares, performance is measured from inception of the class on May 1, 1995. The performance information for all three indices in the graphs begins on 12/31/93 for Class A, 4/30/97 for Class B and Class C, and 4/30/95 for Class X shares. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class X shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, the Merrill Lynch Municipal Index (3-7 Years) and the Consumer Price Index. The Lehman Brothers Municipal Bond Index is an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. The Merrill Lynch Municipal Index (3-7 Years) consists of municipal bonds having remaining maturities of between 3 and 7 years. Both of these indexes are measures of national municipal bonds, which are subject to New York State income tax, whereas the income produced by bonds in the Fund are exempt from NYS tax. The Consumer Price Index is a non-securities index that measures changes in the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

                    9 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Limited Term New York Municipal Fund (Class A)
Lehman Brothers Municipal Bond Index
Merrill Lynch Municipal Index (3-7 Years)
Consumer Price Index

[LINE CHART]

             Limited Term New York        Lehman Brothers Municipal    Merrill Lynch Municipal      Consumer Price
             Municipal Fund (Class A)     Bond Index                   Index (3-7 Years)            Index
12/31/1993   $ 9,650                      $10,000                     $10,000                       $10,000
03/31/1994     9,425                        9,451                       9,653                        10,096
06/30/1994     9,539                        9,555                       9,787                        10,151
09/30/1994     9,633                        9,621                       9,894                        10,247
12/31/1994     9,583                        9,483                       9,828                        10,267
03/31/1995     9,902                       10,153                      10,162                        10,384
06/30/1995    10,107                       10,398                      10,472                        10,460
09/30/1995    10,343                       10,697                      10,650                        10,508
12/31/1995    10,542                       11,138                      10,874                        10,528
03/31/1996    10,567                       11,004                      10,890                        10,679
06/30/1996    10,642                       11,088                      10,925                        10,748
09/30/1996    10,849                       11,343                      11,120                        10,823
12/31/1996    11,050                       11,632                      11,338                        10,878
03/31/1997    11,132                       11,604                      11,328                        10,974
06/30/1997    11,415                       12,004                      11,619                        10,995
09/30/1997    11,711                       12,365                      11,864                        11,056
12/31/1997    11,935                       12,701                      12,073                        11,063
03/31/1998    12,098                       12,847                      12,201                        11,125
06/30/1998    12,285                       13,043                      12,340                        11,180
09/30/1998    12,544                       13,443                      12,680                        11,221
12/31/1998    12,644                       13,524                      12,791                        11,241
03/31/1999    12,723                       13,644                      12,907                        11,317
06/30/1999    12,642                       13,403                      12,753                        11,399
09/30/1999    12,597                       13,349                      12,859                        11,516
12/31/1999    12,534                       13,246                      12,876                        11,543
03/31/2000    12,761                       13,633                      13,028                        11,742
06/30/2000    12,918                       13,839                      13,248                        11,824
09/30/2000    13,156                       14,174                      13,519                        11,914
12/31/2000    13,470                       14,793                      13,937                        11,934
03/31/2001    13,682                       15,122                      14,329                        12,085
06/30/2001    13,846                       15,220                      14,481                        12,209
09/30/2001    14,138                       15,647                      14,867                        12,229
12/31/2001    14,123                       15,552                      14,770                        12,119
03/31/2002    14,228                       15,698                      14,831                        12,263
06/30/2002    14,500                       16,273                      15,485                        12,339
09/30/2002    15,032                       17,045                      16,085                        12,414
12/31/2002    15,017                       17,045                      16,262                        12,407
03/31/2003    15,057                       17,250                      16,424                        12,634
06/30/2003    15,223                       17,695                      16,760                        12,599
09/30/2003    15,392                       17,709                      16,910                        12,702
12/31/2003    15,770                       17,951                      16,948                        12,702

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND WITH
SALES CHARGE AT 12/31/03
1-Year 1.14%  5-Year 3.73%  10-Year 4.66%  Inception Date 9/18/91

                   10 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Limited Term New York Municipal Fund (Class B)
Lehman Brothers Municipal Bond Index
Merrill Lynch Municipal Index (3-7 Years)
Consumer Price Index
[LINE CHART]

             Limited Term New York         Lehman Brothers Municipal     Merrill Lynch Municipal      Consumer Price
             Municipal Fund (Class B)      Bond Index                    Index (3-7 Years)            Index
05/01/1997   $10,000                      $10,000                        $10,000                      $10,000
06/30/1997    10,166                       10,259                         10,236                       10,006
09/30/1997    10,379                       10,568                         10,452                       10,062
12/31/1997    10,589                       10,855                         10,636                       10,069
03/31/1998    10,713                       10,980                         10,749                       10,125
06/30/1998    10,825                       11,147                         10,871                       10,175
09/30/1998    11,065                       11,489                         11,171                       10,212
12/31/1998    11,132                       11,558                         11,269                       10,231
03/31/1999    11,180                       11,660                         11,371                       10,300
06/30/1999    11,054                       11,454                         11,235                       10,375
09/30/1999    11,026                       11,409                         11,329                       10,481
12/31/1999    10,949                       11,320                         11,343                       10,506
03/31/2000    11,092                       11,651                         11,478                       10,687
06/30/2000    11,207                       11,827                         11,671                       10,762
09/30/2000    11,427                       12,113                         11,910                       10,843
12/31/2000    11,677                       12,643                         12,278                       10,861
03/31/2001    11,802                       12,923                         12,624                       10,999
06/30/2001    11,957                       13,007                         12,758                       11,111
09/30/2001    12,150                       13,373                         13,098                       11,130
12/31/2001    12,151                       13,291                         13,012                       11,030
03/31/2002    12,218                       13,416                         13,066                       11,161
06/30/2002    12,428                       13,907                         13,642                       11,230
09/30/2002    12,823                       14,567                         14,171                       11,298
12/31/2002    12,822                       14,567                         14,327                       11,292
03/31/2003    12,791                       14,742                         14,469                       11,498
06/30/2003    12,964                       15,123                         14,765                       11,467
09/30/2003    13,108                       15,135                         14,898                       11,561
12/31/2003    13,403                       15,341                         14,931                       11,561

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year -0.01%  5-Year 3.50%  Since Inception 4.49%  Inception Date 5/1/97

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. CLASS X SHARES ARE NO LONGER OFFERED EXCLUDING DIVIDENDS REINVESTED. SEE PAGE 14 FOR FURTHER DETAILS.

                   11 | LIMITED TERM NEW YORK MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Limited Term New York Municipal Fund (Class C)
Lehman Brothers Municipal Bond Index
Merrill Lynch Municipal Index (3-7 Years)
Consumer Price Index
[LINE CHART]

             Limited Term New York           Lehman Brothers Municipal     Merrill Lynch Municipal      Consumer Price
             Municipal Fund (Class C)        Bond Index                    Index (3-7 Years)            Index
05/01/1997   $10,000                        $10,000                        $10,000                       $10,000
06/30/1997    10,166                         10,259                         10,236                        10,006
09/30/1997    10,379                         10,568                         10,452                        10,062
12/31/1997    10,558                         10,855                         10,636                        10,069
03/31/1998    10,683                         10,980                         10,749                        10,125
06/30/1998    10,827                         11,147                         10,871                        10,175
09/30/1998    11,068                         11,489                         11,171                        10,212
12/31/1998    11,102                         11,558                         11,269                        10,231
03/31/1999    11,184                         11,660                         11,371                        10,300
06/30/1999    11,059                         11,454                         11,235                        10,375
09/30/1999    10,997                         11,409                         11,329                        10,481
12/31/1999    10,921                         11,320                         11,343                        10,506
03/31/2000    11,098                         11,651                         11,478                        10,687
06/30/2000    11,214                         11,827                         11,671                        10,762
09/30/2000    11,399                         12,113                         11,910                        10,843
12/31/2000    11,650                         12,643                         12,278                        10,861
03/31/2001    11,811                         12,923                         12,624                        10,999
06/30/2001    11,930                         13,007                         12,758                        11,111
09/30/2001    12,159                         13,373                         13,098                        11,130
12/31/2001    12,123                         13,291                         13,012                        11,030
03/31/2002    12,190                         13,416                         13,066                        11,161
06/30/2002    12,400                         13,907                         13,642                        11,230
09/30/2002    12,832                         14,567                         14,171                        11,298
12/31/2002    12,794                         14,567                         14,327                        11,292
03/31/2003    12,804                         14,742                         14,469                        11,498
06/30/2003    12,921                         15,123                         14,765                        11,467
09/30/2003    13,040                         15,135                         14,898                        11,561
12/31/2003    13,309                         15,341                         14,931                        11,561


AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 3.02%  5-Year 3.69%  Since Inception 4.38%  Inception Date 5/1/97


                   12 | LIMITED TERM NEW YORK MUNICIPAL FUND

CLASS X SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Limited Term New York Municipal Fund (Class X)
Lehman Brothers Municipal Bond Index
Merrill Lynch Municipal Index (3-7 Years)
Consumer Price Index
[LINE CHART]

             Limited Term New York          Lehman Brothers Municipal    Merrill Lynch Municipal      Consumer Price
             Municipal Fund (Class X)       Bond Index                   Index (3-7 Years)            Index
05/01/1995   $10,000                       $10,000                     $10,000                        $10,000
06/30/1995    10,147                        10,229                      10,236                         10,040
09/30/1995    10,371                        10,523                      10,411                         10,086
12/31/1995    10,557                        10,957                      10,630                         10,105
03/31/1996    10,568                        10,825                      10,645                         10,250
06/30/1996    10,662                        10,908                      10,680                         10,316
09/30/1996    10,855                        11,158                      10,870                         10,388
12/31/1996    11,042                        11,443                      11,083                         10,441
03/31/1997    11,109                        11,415                      11,074                         10,533
06/30/1997    11,376                        11,808                      11,358                         10,553
09/30/1997    11,621                        12,164                      11,597                         10,612
12/31/1997    11,864                        12,494                      11,802                         10,619
03/31/1998    12,010                        12,638                      11,927                         10,678
06/30/1998    12,143                        12,831                      12,063                         10,731
09/30/1998    12,419                        13,224                      12,395                         10,770
12/31/1998    12,502                        13,304                      12,503                         10,790
03/31/1999    12,564                        13,422                      12,617                         10,862
06/30/1999    12,468                        13,185                      12,466                         10,941
09/30/1999    12,407                        13,132                      12,570                         11,053
12/31/1999    12,329                        13,030                      12,586                         11,080
03/31/2000    12,496                        13,411                      12,735                         11,271
06/30/2000    12,672                        13,614                      12,950                         11,350
09/30/2000    12,887                        13,943                      13,216                         11,435
12/31/2000    13,176                        14,553                      13,624                         11,455
03/31/2001    13,325                        14,876                      14,007                         11,600
06/30/2001    13,507                        14,973                      14,156                         11,718
09/30/2001    13,774                        15,393                      14,533                         11,738
12/31/2001    13,742                        15,299                      14,438                         11,633
03/31/2002    13,827                        15,443                      14,497                         11,771
06/30/2002    14,072                        16,008                      15,137                         11,843
09/30/2002    14,508                        16,768                      15,723                         11,916
12/31/2002    14,448                        16,768                      15,897                         11,909
03/31/2003    14,637                        16,970                      16,055                         12,126
06/30/2003    14,823                        17,407                      16,383                         12,093
09/30/2003    14,965                        17,421                      16,530                         12,192
12/31/2003    15,273                        17,659                      16,567                         12,192

AVERAGE ANNUAL TOTAL RETURNS OF CLASS X SHARES OF THE FUND AT 12/31/03 1-YEAR 3.21% 5-YEAR 4.08% SINCE INCEPTION 5.01% Inception Date 5/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. CLASS X SHARES ARE NO LONGER OFFERED EXCLUDING DIVIDENDS REINVESTED. SEE PAGE 14 FOR FURTHER DETAILS.


                   13 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 9/18/91. The average annual total returns are shown net of the applicable 3.50% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/97. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS X shares of the Fund were first publicly offered on 5/1/95. The average annual total returns are shown net of the applicable contingent deferred sales charge of 2.5% (1-year) and 0% (5-year and since inception). Class X shares are no longer offered excluding dividends reinvested.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                   14 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                             EFFECTIVE
 PRINCIPAL                                                                                    MATURITY*      MARKET VALUE
    AMOUNT                                                COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--99.8%
---------------------------------------------------------------------------------------------------------------------------
 NEW YORK--86.1%
$  785,000      Albany County Airport Authority            5.300%       12/15/2009         12/15/2007 b       $   868,367
---------------------------------------------------------------------------------------------------------------------------
    50,000      Albany County Airport Authority            5.300        12/15/2015 s       12/15/2009 b            53,720
---------------------------------------------------------------------------------------------------------------------------
   750,000      Albany County Airport Authority            5.500        12/15/2019 s       12/15/2009 b           803,160
---------------------------------------------------------------------------------------------------------------------------
     5,000      Albany GO                                  7.000        01/15/2010         01/15/2004 b             5,024
---------------------------------------------------------------------------------------------------------------------------
   250,000      Albany Hsg. Authority                      6.250        10/01/2012 s       10/01/2007 b           264,173
---------------------------------------------------------------------------------------------------------------------------
   430,000      Albany IDA (Albany Medical Center)         5.600        05/01/2005         11/03/2004 c           433,857
---------------------------------------------------------------------------------------------------------------------------
 5,335,000      Albany IDA (Charitable Leadership)         5.500        07/01/2011         07/13/2010 c         5,645,337
---------------------------------------------------------------------------------------------------------------------------
 8,810,000      Albany IDA (Charitable Leadership)         6.000        07/01/2019 s       07/01/2013 b         9,336,486
---------------------------------------------------------------------------------------------------------------------------
 2,660,000      Albany IDA
                (Daughters of Sarah Nursing Home)          5.250        10/20/2021         04/20/2012 b         2,839,816
---------------------------------------------------------------------------------------------------------------------------
 1,665,000      Albany IDA (H. Johnson Office Park)        4.750        03/01/2018 s       03/01/2004 b         1,669,695
---------------------------------------------------------------------------------------------------------------------------
    65,000      Albany IDA (Port of Albany)                6.250        02/01/2005         08/16/2004 c            64,923
---------------------------------------------------------------------------------------------------------------------------
 3,545,000      Albany IDA (Spectrapark)                   7.600        12/01/2009 s       06/01/2004 b         3,555,210
---------------------------------------------------------------------------------------------------------------------------
   125,000      Albany IDA
                (University Heights-Albany Law School)     6.750        12/01/2019 s       12/01/2009 b           149,174
---------------------------------------------------------------------------------------------------------------------------
 1,655,000      Albany IDA
                (University Heights-Albany Pharmacy)       6.750        12/01/2019 s       12/01/2009 b         1,935,721
---------------------------------------------------------------------------------------------------------------------------
    15,000      Albany IDA
                (University Heights-Albany Pharmacy)       6.750        12/01/2029 s       12/01/2009 b            17,277
---------------------------------------------------------------------------------------------------------------------------
 2,000,000      Albany Municipal Water Finance Authority   5.000        12/01/2015         06/01/2008 b         2,103,740
---------------------------------------------------------------------------------------------------------------------------
 3,865,000      Albany Municipal Water Finance Authority   5.250        12/01/2016         06/01/2008 b         4,102,891
---------------------------------------------------------------------------------------------------------------------------
 1,935,000      Albany Municipal Water Finance Authority   5.250        12/01/2017         06/01/2008 b         2,049,242
---------------------------------------------------------------------------------------------------------------------------
 2,915,000      Albany Municipal Water Finance Authority   5.250        12/01/2020         06/01/2008 b         3,056,873
---------------------------------------------------------------------------------------------------------------------------
 3,235,000      Albany Municipal Water Finance Authority   5.250        12/01/2022         06/01/2008 b         3,371,194
---------------------------------------------------------------------------------------------------------------------------
 2,590,000      Albany Municipal Water Finance Authority   5.250        12/01/2023         06/01/2008 b         2,767,467
---------------------------------------------------------------------------------------------------------------------------
 1,000,000      Albany Municipal Water Finance Authority   6.375        12/01/2017 s       12/01/2009 b         1,215,880
---------------------------------------------------------------------------------------------------------------------------
   625,000      Albany Parking Authority                   0.000 z      09/15/2004         09/15/2004             617,669
---------------------------------------------------------------------------------------------------------------------------
    20,000      Albany Parking Authority                   0.000 z      09/15/2005         09/15/2005              19,254
---------------------------------------------------------------------------------------------------------------------------
 2,000,000      Albany Parking Authority                   5.625        07/15/2020 s       07/15/2012 b         2,133,920
---------------------------------------------------------------------------------------------------------------------------
 1,000,000      Albany Parking Authority                   5.625        07/15/2025 s       07/15/2012 b         1,045,460
---------------------------------------------------------------------------------------------------------------------------
   140,000      Allegany County IDA (Houghton College)     5.000        01/15/2010         01/15/2008 b           149,180
---------------------------------------------------------------------------------------------------------------------------
 4,250,000      Allegany County IDA (Houghton College)     5.250        01/15/2018         01/15/2010 b         4,380,518
---------------------------------------------------------------------------------------------------------------------------
 2,790,000      Amherst IDA (Daemen College)               5.750        10/01/2011         07/16/2008 c         3,020,594
---------------------------------------------------------------------------------------------------------------------------
   490,000      Amherst IDA
                (Faculty-Student Assoc. of SUNY
                at Buffalo)                                5.750        04/01/2016         04/01/2012 b           536,913
---------------------------------------------------------------------------------------------------------------------------
   420,000      Amherst IDA
                (Faculty-Student Assoc. of SUNY
                at Buffalo)                                5.750        04/01/2017 s       04/01/2012 b           457,174
---------------------------------------------------------------------------------------------------------------------------
   880,000      Andpress HDC (Andpress Plaza)              6.600        01/15/2023 s       02/15/2004 b           880,810
---------------------------------------------------------------------------------------------------------------------------
    50,000      Arlington Central School District          5.000        12/15/2015         12/15/2009 b            56,640
---------------------------------------------------------------------------------------------------------------------------
 1,380,000      Arlington Central School District          5.000        12/15/2020         12/15/2012 b         1,466,429
---------------------------------------------------------------------------------------------------------------------------
    10,000      Arlington Central School District          5.625        05/15/2022         05/15/2007 b            11,564
---------------------------------------------------------------------------------------------------------------------------
   250,000      Auburn IDA
                (Auburn Memorial Nursing Home)             6.500        02/01/2034         08/01/2004 b           261,995
---------------------------------------------------------------------------------------------------------------------------
 6,940,000      Babylon IDA (WSNCHS East, Inc.)            6.500        08/01/2019 s       08/01/2010 b         8,147,144



                   15 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED

--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
 PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
    AMOUNT                                              COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$  295,000      Battery Park City Authority              5.650%       12/01/2013 s       06/01/2004 b       $   303,186
-------------------------------------------------------------------------------------------------------------------------
 1,980,000      Battery Park City Authority              5.750        06/01/2023 s       06/01/2004 b         2,034,945
-------------------------------------------------------------------------------------------------------------------------
   390,000      Blauvelt Volunteer Fire Company          6.000        10/15/2008         11/16/2006 c           389,540
-------------------------------------------------------------------------------------------------------------------------
    10,000      Brookhaven GO                            6.400        10/01/2010         04/01/2004 b            10,237
-------------------------------------------------------------------------------------------------------------------------
   885,000      Brookhaven IDA (Alternatives
                for Children)                            7.000        02/01/2013         07/09/2009 c           904,505
-------------------------------------------------------------------------------------------------------------------------
 1,545,000      Brookhaven IDA (Dowling College)         6.500        11/01/2012         11/01/2012           1,539,191
-------------------------------------------------------------------------------------------------------------------------
   590,000      Brookhaven IDA (Stony Brook Foundation)  5.750        11/01/2008         12/11/2006 c           625,158
-------------------------------------------------------------------------------------------------------------------------
   315,000      Broome County COP                        5.250        04/01/2022 s       04/01/2004 b           324,028
-------------------------------------------------------------------------------------------------------------------------
   505,000      Buffalo GO                               6.000        12/01/2015         12/01/2009 a           604,303
-------------------------------------------------------------------------------------------------------------------------
   400,000      Carnegie Redevelopment Corp. i           6.250        09/01/2005         03/02/2005 c           398,652
-------------------------------------------------------------------------------------------------------------------------
 1,550,000      Carnegie Redevelopment Corp. i           6.500        09/01/2011         05/17/2009 c         1,534,702
-------------------------------------------------------------------------------------------------------------------------
   435,000      Cattaraugus County IDA
                (Jamestown Community College)            6.000        07/01/2012 s       07/01/2010 b           477,030
-------------------------------------------------------------------------------------------------------------------------
 1,075,000      Chautaugua County Tobacco Asset
                Securitization Corp.                     6.250        07/01/2016         07/01/2010 b         1,102,832
-------------------------------------------------------------------------------------------------------------------------
 2,035,000      Chautauqua County Tobacco Asset
                Securitization Corp.                     6.000        07/01/2012         08/20/2008 g         2,081,317
-------------------------------------------------------------------------------------------------------------------------
 3,305,000      Chautauqua County Tobacco Asset
                Securitization Corp.                     6.500        07/01/2024         07/01/2010 b         3,376,520
-------------------------------------------------------------------------------------------------------------------------
18,160,000      Chautauqua County Tobacco Asset
                Securitization Corp.                     6.750        07/01/2040         07/01/2010 b        18,608,734
-------------------------------------------------------------------------------------------------------------------------
 2,500,000      Clarence IDA (Bristol Village)           6.000        01/20/2044         01/20/2015 b         2,714,675
-------------------------------------------------------------------------------------------------------------------------
   100,000      Clifton Park GO                          5.100        02/01/2011         02/01/2004 b           101,750
-------------------------------------------------------------------------------------------------------------------------
   245,000      Clifton Springs Hospital & Clinic        7.000        01/01/2005         07/09/2004 c           245,118
-------------------------------------------------------------------------------------------------------------------------
 4,195,000      Cortland County IDA
                (Cortland Memorial Hospital)             5.625        07/01/2024 s       07/01/2013 b         4,474,681
-------------------------------------------------------------------------------------------------------------------------
    30,000      Dutchess County GO                       5.375        03/15/2014         03/15/2006 b            32,831
-------------------------------------------------------------------------------------------------------------------------
 1,000,000      Dutchess County IDA (Bard College)       7.000        11/01/2017 s       05/01/2004 b         1,024,280
-------------------------------------------------------------------------------------------------------------------------
 5,205,000      Dutchess County IDA (Marist College)     5.150        07/01/2017         07/01/2013 b         5,472,849
-------------------------------------------------------------------------------------------------------------------------
 2,825,000      Dutchess County IDA
                (Vassar Brothers Hospital)               6.500        04/01/2020 s       04/01/2010 b         3,087,217
-------------------------------------------------------------------------------------------------------------------------
 2,800,000      East Rochester Hsg. Authority
                (Rochester St. Mary's
                Residence Facility)                      5.375        12/20/2022 s       12/20/2012 b         2,974,104
-------------------------------------------------------------------------------------------------------------------------
   550,000      East Rochester Hsg. Authority
                (St. John's Meadows)                     5.750        08/01/2037 s       08/01/2009 b           615,516
-------------------------------------------------------------------------------------------------------------------------
 3,000,000      Elmira City Water Improvement, Series B  5.950        03/01/2016         03/01/2006 b         3,261,870
-------------------------------------------------------------------------------------------------------------------------
 2,250,000      Erie County IDA (Medaille College)       6.875        10/01/2013         07/31/2009 c         2,253,623
-------------------------------------------------------------------------------------------------------------------------
   605,000      Erie County IDA (Medaille College)       7.250        11/01/2010         02/09/2008 c           613,512
-------------------------------------------------------------------------------------------------------------------------
   665,000      Erie County Tobacco Asset
                Securitization Corp.                     5.750        07/15/2013         07/15/2010 b           672,714
-------------------------------------------------------------------------------------------------------------------------
 6,675,000      Erie County Tobacco Asset
                Securitization Corp.                     6.000        07/15/2020         09/16/2010 g         6,731,471
-------------------------------------------------------------------------------------------------------------------------
   620,000      Erie County Tobacco Asset
                Securitization Corp.                     6.125        07/15/2030         06/07/2020 c           612,610
-------------------------------------------------------------------------------------------------------------------------
    20,000      Erie County Tobacco Asset
                Securitization Corp.                     6.250        07/15/2040         07/15/2011 b            20,036


                   16 | LIMITED TERM NEW YORK MUNICIPAL FUND


                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$16,825,000     Erie County Tobacco Asset
                Securitization Corp.                     6.500%       07/15/2024         07/15/2010 b      $ 17,206,928
---------------------------------------------------------------------------------------------------------------------------
  2,955,000     Erie County Tobacco Asset
                Securitization Corp.                     6.750        07/15/2040 s       07/15/2010 b         3,053,579
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Essex County IDA
                (International Paper Company)            5.800        12/01/2019         12/01/2007 b         1,020,790
---------------------------------------------------------------------------------------------------------------------------
     25,000     Fairport GO                              5.000        05/15/2006         05/15/2004 b            25,064
---------------------------------------------------------------------------------------------------------------------------
  1,355,000     Franklin County IDA COP                  8.125        08/01/2006         12/24/2005 c         1,365,230
---------------------------------------------------------------------------------------------------------------------------
    600,000     Grand Central BID
                (Grand Central District Management)      5.250        01/01/2022         01/01/2006 b           609,834
---------------------------------------------------------------------------------------------------------------------------
    740,000     Hamilton EHC (Hamilton Apartments)      11.250        01/01/2015 s       05/01/2004 b           754,393
---------------------------------------------------------------------------------------------------------------------------
  1,700,000     Hempstead IDA (Adelphi University)       5.750        06/01/2022 s       06/01/2012 b         1,851,793
---------------------------------------------------------------------------------------------------------------------------
    165,000     Hempstead IDA (Bristal Gardens)          7.000        11/01/2013         11/01/2009 b           165,309
---------------------------------------------------------------------------------------------------------------------------
    225,000     Hempstead IDA (Bristal Gardens) w        7.000        11/01/2013         11/01/2009 b           225,261
---------------------------------------------------------------------------------------------------------------------------
    225,000     Hempstead IDA (Bristal Gardens) w        7.000        11/01/2013         11/01/2009 b           225,261
---------------------------------------------------------------------------------------------------------------------------
    320,000     Hempstead IDA (Bristal Gardens) w        7.000        11/01/2013         08/24/2010             319,424
---------------------------------------------------------------------------------------------------------------------------
  2,050,000     Herkimer County IDA (Burrows Paper) i    8.000        01/01/2009         09/07/2006 c         2,012,752
---------------------------------------------------------------------------------------------------------------------------
    775,000     Herkimer County IDA (College Foundation) 5.850        11/01/2010         01/25/2008 c           833,877
---------------------------------------------------------------------------------------------------------------------------
  2,095,000     Herkimer Hsg. Authority                  7.150        03/01/2011         09/01/2006 b         2,109,560
---------------------------------------------------------------------------------------------------------------------------
     15,000     Hudson HDC
                (Providence Hall-Schuyler Court)         6.400        07/01/2012 s       07/01/2004 b            15,010
---------------------------------------------------------------------------------------------------------------------------
  2,340,000     Hudson HDC
                (Providence Hall-Schuyler Court)         6.500        01/01/2025 s       07/01/2004 b         2,436,525
---------------------------------------------------------------------------------------------------------------------------
    230,000     Hudson IDA (Have, Inc.)                  7.125        12/01/2007         07/11/2006 c           226,780
---------------------------------------------------------------------------------------------------------------------------
     80,000     Islip Union Free School District GO      5.625        07/15/2012         07/15/2004 b            81,740
---------------------------------------------------------------------------------------------------------------------------
  2,810,000     Jamestown Hsg. Authority                 6.125        07/01/2010         10/18/2007 c         2,781,169
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Kenmore Hsg. Authority (SUNY at Buffalo) 5.500        08/01/2024         08/01/2011 b         1,061,300
---------------------------------------------------------------------------------------------------------------------------
 10,500,000     L.I. Power Authority                     5.750        12/01/2024 s       06/01/2008 b        11,593,260
---------------------------------------------------------------------------------------------------------------------------
  7,390,000     L.I. Power Authority, Series A           5.000        12/01/2015         06/01/2008 b         8,035,443
---------------------------------------------------------------------------------------------------------------------------
 14,765,000     L.I. Power Authority, Series A           5.000        12/01/2018         06/01/2008 b        15,852,442
---------------------------------------------------------------------------------------------------------------------------
  5,095,000     L.I. Power Authority, Series A           5.125        12/01/2016         06/01/2008 b         5,576,528
---------------------------------------------------------------------------------------------------------------------------
     75,000     L.I. Power Authority, Series A           5.125        12/01/2022 s       06/01/2008 b            79,009
---------------------------------------------------------------------------------------------------------------------------
  4,250,000     L.I. Power Authority, Series A           5.250        12/01/2026 s       06/01/2008 b         4,402,320
---------------------------------------------------------------------------------------------------------------------------
     25,000     L.I. Power Authority, Series A           5.300        12/01/2019         06/01/2008 b            27,480
---------------------------------------------------------------------------------------------------------------------------
 12,365,000     L.I. Power Authority, Series C           5.500        09/01/2020         03/01/2008 b        13,136,947
---------------------------------------------------------------------------------------------------------------------------
    210,000     Lillian Cooper HDC                       7.000        01/01/2022         07/01/2004 b           216,930
---------------------------------------------------------------------------------------------------------------------------
     80,000     Lillian Cooper HDC                       7.000        01/01/2022 s       07/01/2004 b            80,116
---------------------------------------------------------------------------------------------------------------------------
     25,000     Lillian Cooper HDC                       7.000        01/01/2023 s       07/01/2004 b            25,245
---------------------------------------------------------------------------------------------------------------------------
    280,000     Lillian Cooper HDC                       7.375        01/01/2023 s       07/01/2004 b           289,170
--------------------------------------------------------------------------------------------------------------------------
  3,950,000     Lockport HDC                             6.000        10/01/2018 s       10/01/2009 b         4,051,713
--------------------------------------------------------------------------------------------------------------------------
    805,000     Madison County IDA (Morrisville College) 6.750        07/01/2007         09/20/2005 c           816,479
---------------------------------------------------------------------------------------------------------------------------
    290,000     Madison County IDA
                (Oneida Healthcare Center)               5.300        07/01/2005         01/05/2005 c           305,596
---------------------------------------------------------------------------------------------------------------------------
  2,260,000     Madison County IDA
                (Oneida Healthcare Center)               5.500        02/01/2016         02/01/2013 b         2,458,767




                   17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                  MATURITY*     MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   200,000     Medina Hsg. Corp.                        8.250%       08/15/2011 s       02/15/2004 b       $   201,462
-------------------------------------------------------------------------------------------------------------------------
    480,000     Middleton IDA (Fleurchem, Inc.) i        7.125        12/01/2008         02/05/2007 c           484,536
-------------------------------------------------------------------------------------------------------------------------
     40,000     Middletown Hsg. (Alice V. Tomaso Plaza)  6.000        07/01/2009         07/01/2004 b            41,679
-------------------------------------------------------------------------------------------------------------------------
    785,000     Middletown IDA
                (Southwinds Retirement Home)             5.875        03/01/2007         09/26/2005 c           769,520
-------------------------------------------------------------------------------------------------------------------------
      5,000     Monroe County Airport Authority (GRIA)   0.000 z      01/01/2004         01/01/2004               5,000
-------------------------------------------------------------------------------------------------------------------------
    160,000     Monroe County Airport Authority (GRIA)   5.375        01/01/2019         07/01/2004 b           161,742
-------------------------------------------------------------------------------------------------------------------------
    100,000     Monroe County Airport Authority (GRIA)   5.400        01/01/2008         10/01/2005 b           101,312
-------------------------------------------------------------------------------------------------------------------------
  5,970,000     Monroe County COP                        8.050        01/01/2011 s       07/01/2004 b         6,196,860
-------------------------------------------------------------------------------------------------------------------------
     75,000     Monroe County GO                         5.600        12/01/2013         06/01/2004 b            78,334
-------------------------------------------------------------------------------------------------------------------------
  1,755,000     Monroe County IDA (Al Sigl Center)       6.125        12/15/2008         01/26/2007 c         1,841,715
-------------------------------------------------------------------------------------------------------------------------
    525,000     Monroe County IDA (Al Sigl Center)       6.375        12/15/2005         06/20/2005 c           540,666
-------------------------------------------------------------------------------------------------------------------------
  1,135,000     Monroe County IDA (Al Sigl Center)       6.750        12/15/2010         02/01/2009 c         1,172,864
-------------------------------------------------------------------------------------------------------------------------
    750,000     Monroe County IDA (Canal Ponds)          7.000        06/15/2013 s       06/15/2004 b           767,633
-------------------------------------------------------------------------------------------------------------------------
     25,000     Monroe County IDA
                (Collegiate Hsg. Foundation--RIT)        5.000        04/01/2010         04/01/2009 b            25,680
-------------------------------------------------------------------------------------------------------------------------
    610,000     Monroe County IDA
                (Dayton Rogers Manufacturing)            5.850        12/01/2006         12/15/2005 c           592,359
-------------------------------------------------------------------------------------------------------------------------
  1,285,000     Monroe County IDA
                (DePaul Community Facilities)            6.500        02/01/2024 s       02/01/2004 b         1,312,974
-------------------------------------------------------------------------------------------------------------------------
    765,000     Monroe County IDA (DePaul Properties)    5.900        09/01/2007         03/29/2006 c           744,391
-------------------------------------------------------------------------------------------------------------------------
     80,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   5.700        04/01/2004         04/01/2004              80,205
-------------------------------------------------------------------------------------------------------------------------
     60,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   5.800        04/01/2005         04/01/2005              60,589
-------------------------------------------------------------------------------------------------------------------------
     65,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   5.900        04/01/2006         04/01/2006              66,420
-------------------------------------------------------------------------------------------------------------------------
     75,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   6.100        04/01/2008         04/01/2007 b            77,206
-------------------------------------------------------------------------------------------------------------------------
    110,000     Monroe County IDA
                (Jewish Home of Rochester Senior Hsg.)   6.200        04/01/2009         04/01/2007 b           112,804
-------------------------------------------------------------------------------------------------------------------------
    100,000     Monroe County IDA
                (Nazareth College of Rochester)          5.250        04/01/2018         04/01/2008 b           109,431
-------------------------------------------------------------------------------------------------------------------------
    805,000     Monroe County IDA (Piano Works)          6.625        11/01/2006         11/16/2005 c           808,953
-------------------------------------------------------------------------------------------------------------------------
     35,000     Monroe County IDA (West End Business)    6.750        12/01/2004         12/01/2004              34,990
-------------------------------------------------------------------------------------------------------------------------
 19,380,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.150        06/01/2025         11/03/2009 g        19,471,474
-------------------------------------------------------------------------------------------------------------------------
 11,165,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.375        06/01/2019 s       06/01/2010 b        11,546,173
-------------------------------------------------------------------------------------------------------------------------
  5,305,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.375        06/01/2035         06/01/2010 b         5,368,925
-------------------------------------------------------------------------------------------------------------------------
  3,000,000     Monroe County Tobacco Asset
                Securitization Corp.                     6.625        06/01/2042 s       06/01/2010 b         3,080,250
-------------------------------------------------------------------------------------------------------------------------
    285,000     Monroe Newpower Corp.                    4.500        01/01/2011         10/01/2010 c           293,362
-------------------------------------------------------------------------------------------------------------------------
    155,000     Monroe Newpower Corp.                    4.700        01/01/2012         10/01/2011 c           161,127
-------------------------------------------------------------------------------------------------------------------------
    410,000     Monroe Newpower Corp.                    4.800        01/01/2013         10/01/2012 c           426,564
-------------------------------------------------------------------------------------------------------------------------
  7,800,000     Monroe Newpower Corp.                    6.375        01/01/2024         07/01/2009 b         8,429,070
-------------------------------------------------------------------------------------------------------------------------
    730,000     Montgomery County IDA (ASMF) i,t,u       6.500        01/15/2004         01/15/2004             352,225




                   18 | LIMITED TERM NEW YORK MUNICIPAL FUND


                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*       MARKET VALUE
     AMOUNT                                              COUPON          MATURITY           (UNAUDITED)       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   280,000      Mount Vernon IDA (Kings Court)           5.125%       12/01/2023         12/01/2013 b       $   287,022
--------------------------------------------------------------------------------------------------------------------------
    975,000      Mount Vernon IDA (Macedonia Towers)      5.125        12/01/2023         12/01/2013 b           999,453
--------------------------------------------------------------------------------------------------------------------------
    375,000      Mount Vernon IDA (Meadowview)            6.000        06/01/2009         01/31/2007 c           375,836
--------------------------------------------------------------------------------------------------------------------------
    270,000      Mount Vernon IDA (Section 8), Series A   3.250        12/01/2007         12/01/2007             266,668
--------------------------------------------------------------------------------------------------------------------------
    280,000      Mount Vernon IDA (Section 8), Series A   3.500        06/01/2008         06/01/2008             276,158
--------------------------------------------------------------------------------------------------------------------------
  5,275,000      Mount Vernon IDA (Section 8), Series A   5.250        12/01/2014 s       06/01/2008 b         5,436,784
--------------------------------------------------------------------------------------------------------------------------
     25,000      MTA Commuter Facilities, Series 7        5.625        07/01/2016 s       07/01/2004 b            25,600
--------------------------------------------------------------------------------------------------------------------------
  6,600,000      MTA Commuter Facilities, Series A        6.500        07/01/2016         07/01/2007 a         7,614,882
--------------------------------------------------------------------------------------------------------------------------
     10,000      MTA Commuter Facilities, Series B        5.000        07/01/2017         07/01/2009 a            10,928
--------------------------------------------------------------------------------------------------------------------------
      5,000      MTA Commuter Facilities, Series D        5.000        07/01/2016         07/01/2007 a             5,489
--------------------------------------------------------------------------------------------------------------------------
  2,000,000      MTA Dedicated Tax Fund, Series A         6.125        04/01/2015         04/01/2010 a         2,383,180
--------------------------------------------------------------------------------------------------------------------------
  1,000,000      MTA Dedicated Tax Fund, Series A         6.125        04/01/2017         04/01/2010 a         1,191,590
--------------------------------------------------------------------------------------------------------------------------
    225,000      MTA Service Contract, Series 3           7.375        07/01/2008         08/21/2006 c           255,605
--------------------------------------------------------------------------------------------------------------------------
 15,350,000      MTA Service Contract, Series A           5.750        07/01/2031         07/01/2012 b        17,233,138
--------------------------------------------------------------------------------------------------------------------------
  7,135,000      MTA, Series A                            6.500        07/01/2016         07/01/2007 a         8,232,149
--------------------------------------------------------------------------------------------------------------------------
     55,000      MTA, Series B                            5.000        07/01/2020 s       07/01/2007 b            59,045
--------------------------------------------------------------------------------------------------------------------------
 20,000,000      MTA, Series U                            5.750        11/15/2032         11/15/2012 b        21,791,200
--------------------------------------------------------------------------------------------------------------------------
 15,000,000      Municipal Assistance Corp. for
                 New York, NY                             6.000        07/01/2008         07/01/2007 b        17,163,150
--------------------------------------------------------------------------------------------------------------------------
  1,350,000      Nassau County GO                         5.125        03/01/2014         03/01/2006 b         1,480,248
--------------------------------------------------------------------------------------------------------------------------
    100,000      Nassau County GO                         5.875        08/01/2014         02/01/2004 b           102,368
--------------------------------------------------------------------------------------------------------------------------
      5,000      Nassau County GO                         5.875        05/15/2015         05/15/2004 b             5,127
--------------------------------------------------------------------------------------------------------------------------
     10,000      Nassau County GO                         5.875        05/15/2016         05/15/2004 b            10,254
--------------------------------------------------------------------------------------------------------------------------
     20,000      Nassau County GO                         6.375        05/15/2013         05/15/2004 b            20,368
--------------------------------------------------------------------------------------------------------------------------
     10,000      Nassau County GO                         6.375        05/15/2014         05/15/2004 b            10,394
--------------------------------------------------------------------------------------------------------------------------
    710,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2015         03/01/2010 b           862,742
--------------------------------------------------------------------------------------------------------------------------
    720,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2016         03/01/2010 b           872,647
--------------------------------------------------------------------------------------------------------------------------
    730,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2017         03/01/2010 b           884,767
--------------------------------------------------------------------------------------------------------------------------
    740,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2018         03/01/2010 b           896,887
--------------------------------------------------------------------------------------------------------------------------
    745,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2019         03/01/2010 b           902,947
--------------------------------------------------------------------------------------------------------------------------
     90,000      Nassau County GO Combined
                 Sewer Districts, Series F                7.000        03/01/2020         03/01/2010 b           108,271
--------------------------------------------------------------------------------------------------------------------------
  1,300,000      Nassau County GO General Improvement,
                 Series F                                 6.500        03/01/2018         03/01/2010 b         1,539,486
--------------------------------------------------------------------------------------------------------------------------
  1,635,000      Nassau County GO General Improvement,
                 Series F                                 6.500        03/01/2019         03/01/2010 b         1,936,200
--------------------------------------------------------------------------------------------------------------------------
    705,000      Nassau County GO General Improvement,
                 Series F                                 7.000        03/01/2014         03/01/2010 b           859,543
--------------------------------------------------------------------------------------------------------------------------
  3,435,000      Nassau County GO General Improvement,
                 Series F                                 7.000        03/01/2016         03/01/2010 b         4,249,335
--------------------------------------------------------------------------------------------------------------------------
    565,000      Nassau County IDA (ALIA--ACDS)           7.000        10/01/2016         09/29/2010 g           587,272
--------------------------------------------------------------------------------------------------------------------------
  1,220,000      Nassau County IDA (ALIA--ACLD)           5.750        09/01/2011         12/20/2008 c         1,234,359
--------------------------------------------------------------------------------------------------------------------------
    840,000      Nassau County IDA (ALIA--CMA)            7.000        10/01/2016         10/02/2010 g           881,882




                   19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*       MARKET VALUE
     AMOUNT                                              COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   645,000      Nassau County IDA (ALIA--CRR)            7.000%       10/01/2016         10/19/2010 g       $   677,160
--------------------------------------------------------------------------------------------------------------------------
    140,000      Nassau County IDA (ALIA--FREE)           7.000        10/01/2016         11/01/2011 b           146,038
--------------------------------------------------------------------------------------------------------------------------
    590,000      Nassau County IDA (ALIA--HKSB)           7.000        10/01/2016         10/03/2010 g           619,417
--------------------------------------------------------------------------------------------------------------------------
    355,000      Nassau County IDA (North Shore CFGA)     5.750        05/01/2008         06/11/2006 c           348,244
--------------------------------------------------------------------------------------------------------------------------
    845,000      Nassau County IDA (United
                 Cerebral Palsy)                          5.750        11/01/2007         05/27/2006 c           846,834
--------------------------------------------------------------------------------------------------------------------------
  2,215,000      Nassau County IDA (United
                 Cerebral Palsy)                          5.750        11/01/2009         05/15/2007 c         2,186,471
--------------------------------------------------------------------------------------------------------------------------
    545,000      Nassau County Tobacco Settlement Corp.   5.400        07/15/2013         07/15/2004 e           562,118
--------------------------------------------------------------------------------------------------------------------------
    615,000      Nassau County Tobacco Settlement Corp.   5.500        07/15/2014         07/15/2005 e           638,302
--------------------------------------------------------------------------------------------------------------------------
    645,000      Nassau County Tobacco Settlement Corp.   5.625        07/15/2015         07/15/2006 e           672,245
--------------------------------------------------------------------------------------------------------------------------
  3,115,000      Nassau County Tobacco Settlement Corp.   5.700        07/15/2015         07/15/2007 e         3,255,673
--------------------------------------------------------------------------------------------------------------------------
    590,000      Nassau County Tobacco Settlement Corp.   5.750        07/15/2016         07/15/2007 e           606,886
--------------------------------------------------------------------------------------------------------------------------
  3,550,000      Nassau County Tobacco Settlement Corp.   5.875        07/15/2016         07/15/2008 e         3,725,193
--------------------------------------------------------------------------------------------------------------------------
    570,000      Nassau County Tobacco Settlement Corp.   6.000        07/15/2017         07/15/2009 e           589,614
--------------------------------------------------------------------------------------------------------------------------
    150,000      Nassau County Tobacco Settlement Corp.   6.125        07/15/2018         07/15/2009 b           153,182
--------------------------------------------------------------------------------------------------------------------------
    125,000      Nassau County Tobacco Settlement Corp.   6.200        07/15/2018         07/15/2009 b           128,156
--------------------------------------------------------------------------------------------------------------------------
  2,215,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2019 s       07/15/2009 b         2,258,768
--------------------------------------------------------------------------------------------------------------------------
  4,530,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2019         07/15/2009 b         4,619,513
--------------------------------------------------------------------------------------------------------------------------
  4,025,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2020 s       07/15/2009 b         4,080,787
--------------------------------------------------------------------------------------------------------------------------
  3,610,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2020         07/15/2009 b         3,660,035
--------------------------------------------------------------------------------------------------------------------------
  2,230,000      Nassau County Tobacco Settlement Corp.   6.250        07/15/2021         07/15/2009 b         2,254,909
--------------------------------------------------------------------------------------------------------------------------
  4,900,000      Nassau County Tobacco Settlement Corp.   6.300        07/15/2021         07/15/2009 b         4,967,816
--------------------------------------------------------------------------------------------------------------------------
  1,320,000      Nassau County Tobacco Settlement Corp.   6.300        07/15/2022         07/15/2009 b         1,338,269
--------------------------------------------------------------------------------------------------------------------------
 18,370,000      Nassau County Tobacco Settlement Corp.   6.400        07/15/2033         07/15/2010 b        18,525,227
--------------------------------------------------------------------------------------------------------------------------
 15,000,000      Nassau County Tobacco Settlement Corp.   6.500        07/15/2027         07/15/2009 b        15,286,800
--------------------------------------------------------------------------------------------------------------------------
 41,500,000      Nassau County Tobacco Settlement Corp.   6.600        07/15/2039         07/15/2009 b        42,290,575
--------------------------------------------------------------------------------------------------------------------------
     70,000      Nassau Healthcare Corp.                  5.750        08/01/2029         08/01/2009 b            78,020
--------------------------------------------------------------------------------------------------------------------------
    345,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           346,822
--------------------------------------------------------------------------------------------------------------------------
    160,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           158,333
--------------------------------------------------------------------------------------------------------------------------
    210,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           207,812
--------------------------------------------------------------------------------------------------------------------------
    305,000      Nassau IDA (EBS North Hills LLC)         7.000        11/01/2013         03/28/2010 c           301,819
--------------------------------------------------------------------------------------------------------------------------
    225,000      Nassau IDA (EBS North Hills LLC) w       7.000        11/01/2013         03/28/2010 c           222,656
--------------------------------------------------------------------------------------------------------------------------
    225,000      Nassau IDA (EBS North Hills LLC) w       7.000        11/01/2013         03/28/2010 c           222,656
--------------------------------------------------------------------------------------------------------------------------
     50,000      New Rochelle GO, Series A                6.200        03/15/2021         03/15/2004 b            51,471
--------------------------------------------------------------------------------------------------------------------------
     25,000      New Rochelle GO, Series A                6.200        03/15/2022         03/15/2004 b            25,736
--------------------------------------------------------------------------------------------------------------------------
  1,295,000      New Rochelle IDA (College of
                 New Rochelle)                            5.500        07/01/2019         07/01/2009 b         1,367,805
--------------------------------------------------------------------------------------------------------------------------
    555,000      New Rochelle Municipal Hsg. Authority,
                 Series A                                 5.000        12/01/2008         10/12/2006 c           545,265
--------------------------------------------------------------------------------------------------------------------------
  9,115,000      New Rochelle Municipal Hsg. Authority,
                 Series A                                 5.550        12/01/2014         03/12/2012 c         8,817,669
--------------------------------------------------------------------------------------------------------------------------
     85,000      New Rochelle Municipal Hsg. Authority,
                 Series B t,u                             6.500        12/01/2014         05/18/2012 c            81,599
--------------------------------------------------------------------------------------------------------------------------
  1,770,000      Newark-Wayne Community Hospital          7.600        09/01/2015         01/11/2011 c         1,714,829
--------------------------------------------------------------------------------------------------------------------------
     60,000      Newburgh GO                              7.600        04/01/2008         04/01/2004 b            60,947
--------------------------------------------------------------------------------------------------------------------------
    770,000      Newburgh IDA (Bourne & Kenney
                 Redevelopment Company)                   5.650        08/01/2020 s       08/01/2009 b           813,297




                   20 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*       MARKET VALUE
     AMOUNT                                                COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    25,000      Niagara County GO                          5.875%       07/15/2009         07/15/2004 b       $    26,114
----------------------------------------------------------------------------------------------------------------------------
    150,000      Niagara County IDA
                 (American Ref-Fuel Company)                5.550        11/15/2024         11/15/2012 b           159,155
----------------------------------------------------------------------------------------------------------------------------
  5,000,000      Niagara County IDA (Solid Waste
                 Disposal)                                  5.450        11/15/2025         11/15/2012 d         5,313,950
----------------------------------------------------------------------------------------------------------------------------
  7,000,000      Niagara County IDA (Solid Waste
                 Disposal)                                  5.550        11/15/2024         11/15/2011 b         7,385,630
----------------------------------------------------------------------------------------------------------------------------
  9,850,000      Niagara County IDA (Solid Waste
                 Disposal)                                  5.625        11/15/2024         11/15/2012 b        10,409,086
----------------------------------------------------------------------------------------------------------------------------
  1,175,000      Niagara County Tobacco Asset
                 Securitization Corp.                       5.875        05/15/2022         05/15/2015 e         1,141,266
----------------------------------------------------------------------------------------------------------------------------
 11,995,000      Niagara County Tobacco Asset
                 Securitization Corp.                       6.750        05/15/2029 s       05/15/2010 b        12,351,611
----------------------------------------------------------------------------------------------------------------------------
     45,000      Niagara County Tobacco Asset
                 Securitization Corp.                       5.375        05/15/2018         05/15/2009 e            43,863
----------------------------------------------------------------------------------------------------------------------------
  6,000,000      Niagara Falls City School District         5.875        06/15/2019         06/15/2008 b         6,775,440
----------------------------------------------------------------------------------------------------------------------------
  1,195,000      Niagara Falls CSD COP
                 (High School Facility)                     6.500        06/15/2019         06/15/2009 b         1,308,202
----------------------------------------------------------------------------------------------------------------------------
  1,030,000      Niagara Falls Public Water Authority,
                 Series A                                   5.500        07/15/2025         07/15/2013 b         1,103,995
----------------------------------------------------------------------------------------------------------------------------
  3,370,000      Niagara Falls Public Water Authority,
                 Series A                                   5.500        07/15/2027         07/15/2013 b         3,612,101
----------------------------------------------------------------------------------------------------------------------------
  1,055,000      Niagara Falls Public Water Authority,
                 Series A                                   5.500        07/15/2028         07/15/2013 b         1,130,791
----------------------------------------------------------------------------------------------------------------------------
  2,500,000      Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)    5.625        04/01/2029 s       04/01/2009 b         2,724,325
----------------------------------------------------------------------------------------------------------------------------
     30,000      Niagara Frontier Transportation Authority
                 (Greater Buffalo International Airport)    6.000        04/01/2008         04/01/2004 b            30,925
----------------------------------------------------------------------------------------------------------------------------
     50,000      Niagara Frontier Transportation Authority
                 (Greater Buffalo International Airport)    6.000        04/01/2014         04/01/2004 b            51,562
----------------------------------------------------------------------------------------------------------------------------
  2,500,000      Niagara Frontier Transportation Authority
                 (Greater Buffalo International Airport)    6.250        04/01/2024         04/01/2004 b         2,578,375
----------------------------------------------------------------------------------------------------------------------------
     30,000      North Salem Central School District        5.700        10/15/2011         10/15/2004 b            31,633
----------------------------------------------------------------------------------------------------------------------------
  4,330,000      NY Counties Tobacco Trust I (TASC)         5.800        06/01/2023         11/03/2005 g         4,369,446
----------------------------------------------------------------------------------------------------------------------------
 14,195,000      NY Counties Tobacco Trust I (TASC)         6.300        06/01/2019 s       06/01/2010 b        14,702,613
----------------------------------------------------------------------------------------------------------------------------
 11,480,000      NY Counties Tobacco Trust I (TASC)         6.500        06/01/2035         06/01/2010 b        11,702,712
----------------------------------------------------------------------------------------------------------------------------
     70,000      NY Counties Tobacco Trust I (TASC)         6.625        06/01/2042 s       06/01/2010 b            71,873
----------------------------------------------------------------------------------------------------------------------------
 26,525,000      NY Counties Tobacco Trust II (TASC)        5.250        06/01/2025         12/31/2009 c        25,287,874
----------------------------------------------------------------------------------------------------------------------------
    155,000      NY Counties Tobacco Trust II (TASC)        5.625        06/01/2035         04/21/2019 c           142,388
----------------------------------------------------------------------------------------------------------------------------
  1,675,000      NY Counties Tobacco Trust II (TASC)        5.750        06/01/2014         06/01/2014           1,673,861
----------------------------------------------------------------------------------------------------------------------------
  2,120,000      NY Counties Tobacco Trust II (TASC)        6.000        06/01/2015         06/01/2011 b         2,146,521
----------------------------------------------------------------------------------------------------------------------------
  2,330,000      NY Counties Tobacco Trust II (TASC)        6.000        06/01/2016         06/01/2012 b         2,343,770
----------------------------------------------------------------------------------------------------------------------------
  9,000,000      NY Counties Tobacco Trust III              5.000        06/01/2027         12/10/2007           9,014,400
----------------------------------------------------------------------------------------------------------------------------
  4,000,000      NY Counties Tobacco Trust III              5.750        06/01/2033         09/30/2012           3,945,600
----------------------------------------------------------------------------------------------------------------------------
 16,000,000      NY Counties Tobacco Trust III              6.000        06/01/2043         03/30/2017 c        15,791,840
----------------------------------------------------------------------------------------------------------------------------
    150,000      NYC Educational Construction Fund          5.625        04/01/2013         04/01/2004 b           153,837
----------------------------------------------------------------------------------------------------------------------------
     50,000      NYC GO                                     5.250        08/01/2021         08/01/2007 b            51,494
----------------------------------------------------------------------------------------------------------------------------
     10,000      NYC GO                                     5.250        11/15/2021 s       11/15/2007 b            10,313
----------------------------------------------------------------------------------------------------------------------------
     10,000      NYC GO                                     5.375        10/01/2022         08/01/2008 b            10,134
----------------------------------------------------------------------------------------------------------------------------
  7,700,000      NYC GO                                     5.500        06/01/2023         06/01/2013 b         8,276,268


                   21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                           EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*     MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$14,765,000     NYC GO                                   5.500%       05/15/2024 s       05/15/2010 b      $15,630,820
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   5.500        02/15/2026         02/15/2008 b           10,315
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   5.600        12/01/2010         06/01/2004 b           15,136
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   5.625        08/01/2014         08/01/2006 b           15,626
------------------------------------------------------------------------------------------------------------------------
    180,000     NYC GO                                   5.625        08/01/2015         08/01/2004 b          187,515
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   5.750        05/15/2012         05/15/2004 b           10,185
------------------------------------------------------------------------------------------------------------------------
 10,750,000     NYC GO                                   5.750        10/15/2012         10/15/2007 b       12,030,325
------------------------------------------------------------------------------------------------------------------------
  1,205,000     NYC GO                                   5.750        02/01/2014 s       02/01/2006 b        1,307,485
------------------------------------------------------------------------------------------------------------------------
     70,000     NYC GO                                   5.750        02/01/2015         02/01/2006 b           77,067
------------------------------------------------------------------------------------------------------------------------
    435,000     NYC GO                                   5.750        02/01/2015         02/01/2006 b          467,364
------------------------------------------------------------------------------------------------------------------------
     55,000     NYC GO                                   5.750        08/01/2015         02/01/2004 b           56,007
------------------------------------------------------------------------------------------------------------------------
  1,035,000     NYC GO                                   5.750        03/01/2018         03/01/2013 b        1,157,202
------------------------------------------------------------------------------------------------------------------------
    500,000     NYC GO                                   5.750        08/01/2018         08/01/2012 b          555,920
------------------------------------------------------------------------------------------------------------------------
    500,000     NYC GO                                   5.750        08/01/2018         08/01/2012 b          555,920
------------------------------------------------------------------------------------------------------------------------
    685,000     NYC GO                                   5.750        02/01/2019         02/01/2006 b          754,158
------------------------------------------------------------------------------------------------------------------------
    715,000     NYC GO                                   5.750        02/01/2019         02/01/2006 b          768,196
------------------------------------------------------------------------------------------------------------------------
  5,810,000     NYC GO                                   5.750        03/01/2021         03/01/2013 b        6,402,969
------------------------------------------------------------------------------------------------------------------------
  7,195,000     NYC GO                                   5.750        03/15/2022         03/15/2012 b        7,834,132
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   5.875        03/15/2018         03/15/2006 b           10,817
------------------------------------------------------------------------------------------------------------------------
 10,520,000     NYC GO                                   5.875        06/01/2019         06/01/2012 b       11,714,651
------------------------------------------------------------------------------------------------------------------------
  7,015,000     NYC GO                                   5.875        08/01/2019         08/01/2012 b        7,824,741
------------------------------------------------------------------------------------------------------------------------
  8,075,000     NYC GO                                   5.875        06/01/2020         06/01/2012 b        8,955,821
------------------------------------------------------------------------------------------------------------------------
  9,770,000     NYC GO                                   5.875        06/01/2021         06/01/2012 b       10,792,235
------------------------------------------------------------------------------------------------------------------------
  4,310,000     NYC GO                                   5.875        08/01/2024 s       08/01/2008 b        4,728,458
------------------------------------------------------------------------------------------------------------------------
    430,000     NYC GO                                   5.875        08/01/2024 s       08/01/2006 b          473,804
------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO                                   5.900        08/01/2010         08/01/2006 b           26,904
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   6.000        08/01/2006         02/01/2004 b           15,052
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2006         02/01/2004 b           10,184
------------------------------------------------------------------------------------------------------------------------
     50,000     NYC GO                                   6.000        08/01/2006         02/01/2004 a           50,234
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        08/01/2007         02/01/2004 b            5,017
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        08/01/2007         02/01/2004 b            5,092
------------------------------------------------------------------------------------------------------------------------
     55,000     NYC GO                                   6.000        08/01/2007         08/01/2004 b           57,416
------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO                                   6.000        08/01/2007         08/01/2004 b           25,978
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        08/01/2008         02/01/2004 b            5,018
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2009         02/01/2004 b           10,185
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   6.000        05/15/2010         05/15/2004 b           15,278
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2010         02/01/2004 b           10,185
------------------------------------------------------------------------------------------------------------------------
     60,000     NYC GO                                   6.000        02/01/2011         02/01/2006 b           65,514
------------------------------------------------------------------------------------------------------------------------
    140,000     NYC GO                                   6.000        08/01/2011         02/01/2004 a          140,510
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        08/01/2011         02/01/2004 b           10,186
------------------------------------------------------------------------------------------------------------------------
     30,000     NYC GO                                   6.000        08/01/2012         02/01/2004 a           30,164
------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   6.000        08/01/2012         02/01/2004 b           15,279
------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   6.000        02/15/2013         02/15/2005 b            5,322
------------------------------------------------------------------------------------------------------------------------
     10,000     NYC GO                                   6.000        02/15/2014         02/15/2005 a            10,644


                   22 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
 PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
    AMOUNT                                              COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   15,000      NYC GO                                   6.000%       02/15/2015         02/15/2005 a       $    15,965
-------------------------------------------------------------------------------------------------------------------------
   450,000      NYC GO                                   6.000        08/01/2015         02/01/2004 a           451,697
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.000        08/01/2016 s       08/01/2006 b            10,936
-------------------------------------------------------------------------------------------------------------------------
    85,000      NYC GO                                   6.000        02/01/2022         08/01/2006 b            93,292
-------------------------------------------------------------------------------------------------------------------------
 1,210,000      NYC GO                                   6.000        05/15/2022         05/15/2010 b         1,342,955
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.000        02/15/2024         02/15/2006 b            10,853
-------------------------------------------------------------------------------------------------------------------------
    15,000      NYC GO                                   6.000        08/01/2026 s       08/01/2006 b            16,877
-------------------------------------------------------------------------------------------------------------------------
    75,000      NYC GO                                   6.000        08/01/2026 s       08/01/2006 b            82,376
-------------------------------------------------------------------------------------------------------------------------
   160,000      NYC GO                                   6.000        08/15/2026 s       08/15/2008 b           180,262
-------------------------------------------------------------------------------------------------------------------------
   155,000      NYC GO                                   6.000        08/15/2026 s       08/15/2008 b           170,413
-------------------------------------------------------------------------------------------------------------------------
    40,000      NYC GO                                   6.000        10/15/2026 s       08/01/2006 b            44,664
-------------------------------------------------------------------------------------------------------------------------
    55,000      NYC GO                                   6.125        08/01/2011         08/01/2004 b            57,456
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.125        08/01/2011         08/01/2004 b            10,411
-------------------------------------------------------------------------------------------------------------------------
   210,000      NYC GO                                   6.125        08/01/2025 s       08/01/2007 b           236,903
-------------------------------------------------------------------------------------------------------------------------
   315,000      NYC GO                                   6.125        08/01/2025         08/01/2007 b           352,709
-------------------------------------------------------------------------------------------------------------------------
    10,000      NYC GO                                   6.250        08/01/2008         08/01/2004 b            10,409
-------------------------------------------------------------------------------------------------------------------------
   200,000      NYC GO                                   6.250        08/01/2011         08/01/2006 b           223,048
-------------------------------------------------------------------------------------------------------------------------
    80,000      NYC GO                                   6.250        08/01/2012         08/01/2006 b            90,517
-------------------------------------------------------------------------------------------------------------------------
 1,920,000      NYC GO                                   6.250        08/01/2012         08/01/2006 b         2,136,096
-------------------------------------------------------------------------------------------------------------------------
 3,875,000      NYC GO                                   6.250        08/01/2013         08/01/2006 b         4,384,408
-------------------------------------------------------------------------------------------------------------------------
   175,000      NYC GO                                   6.250        08/01/2013         08/01/2006 b           194,696
-------------------------------------------------------------------------------------------------------------------------
 1,100,000      NYC GO                                   6.350        05/15/2014         05/15/2008 b         1,297,802
-------------------------------------------------------------------------------------------------------------------------
   255,000      NYC GO                                   6.350        05/15/2014         05/15/2008 b           293,064
-------------------------------------------------------------------------------------------------------------------------
 1,640,000      NYC GO                                   6.375        08/15/2009         08/15/2005 b         1,790,913
-------------------------------------------------------------------------------------------------------------------------
 2,360,000      NYC GO                                   6.375        08/15/2009         08/15/2005 b         2,546,416
-------------------------------------------------------------------------------------------------------------------------
   785,000      NYC GO                                   6.375        08/01/2010         08/01/2005 b           855,626
-------------------------------------------------------------------------------------------------------------------------
   710,000      NYC GO                                   6.375        08/01/2010         08/01/2005 b           765,096
-------------------------------------------------------------------------------------------------------------------------
   815,000      NYC GO                                   6.375        08/15/2010         08/15/2005 b           889,719
-------------------------------------------------------------------------------------------------------------------------
 5,400,000      NYC GO                                   6.375        08/01/2012         08/15/2005 a         5,895,072
-------------------------------------------------------------------------------------------------------------------------
   103,000      NYC GO                                   6.500        08/01/2014         08/01/2005 b           112,469
-------------------------------------------------------------------------------------------------------------------------
    40,000      NYC GO                                   6.500        08/01/2016         08/01/2005 b            43,677
-------------------------------------------------------------------------------------------------------------------------
   830,000      NYC GO                                   6.500        05/15/2017         05/15/2010 b           958,941
-------------------------------------------------------------------------------------------------------------------------
   150,000      NYC GO                                   6.500        08/01/2019         08/01/2005 a           163,790
-------------------------------------------------------------------------------------------------------------------------
   160,000      NYC GO                                   7.000        12/01/2006         06/01/2004 b           163,726
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        02/01/2009         02/01/2004 b             5,022
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        12/01/2010         06/01/2004 b             5,110
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        02/01/2011         02/01/2004 b             5,024
-------------------------------------------------------------------------------------------------------------------------
    30,000      NYC GO                                   7.000        02/01/2012         02/01/2004 b            30,133
-------------------------------------------------------------------------------------------------------------------------
    25,000      NYC GO                                   7.000        10/01/2015         04/01/2004 a            25,157
-------------------------------------------------------------------------------------------------------------------------
    70,000      NYC GO                                   7.000        10/01/2016         04/01/2004 a            70,440
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.000        02/01/2018         02/01/2004 b             5,021
-------------------------------------------------------------------------------------------------------------------------
    35,000      NYC GO                                   7.000        10/01/2018         04/01/2004 a            35,485
-------------------------------------------------------------------------------------------------------------------------
    15,000      NYC GO                                   7.000        10/01/2019         04/01/2004 a            15,208
-------------------------------------------------------------------------------------------------------------------------
     5,000      NYC GO                                   7.100        02/01/2004         02/01/2004               5,024


                   23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON          MATURITY          (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$     5,000     NYC GO                                   7.200%       02/01/2005         02/01/2004 b       $     5,024
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYC GO                                   7.250        10/01/2005         04/01/2004 a            40,584
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC GO                                   7.250        02/01/2007         02/01/2004 a           100,489
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   7.250        02/01/2007         02/01/2004 b             5,023
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   7.250        08/15/2017         02/15/2004 a            15,630
-------------------------------------------------------------------------------------------------------------------------
 10,135,000     NYC GO                                   7.500        02/01/2004         02/01/2004          10,187,702
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYC GO                                   7.500        02/01/2004         02/01/2004           2,010,300
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO                                   7.500        12/01/2004         06/01/2004 a            25,650
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYC GO                                   7.500        02/01/2005         02/01/2004 b            95,450
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYC GO                                   7.500        08/15/2005         02/15/2004 b             5,034
-------------------------------------------------------------------------------------------------------------------------
    330,000     NYC GO                                   7.500        02/01/2006         02/01/2004 b           331,544
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   7.500        02/01/2007         02/01/2004 b            15,071
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC GO                                   7.500        02/01/2009         02/01/2004 b            15,072
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYC GO                                   7.650        02/01/2007         02/01/2004 b            40,193
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYC GO                                   7.750        08/15/2027         02/15/2004 b            30,215
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYC GO                                   7.750        08/15/2028         02/15/2004 b            20,143
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC GO DIAMONDS t                        0.000 v      02/01/2025         02/01/2006 b            91,212
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYC GO DIAMONDS t                        0.000 v      08/01/2025 s       08/01/2007 b            21,010
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYC GO RIBS                              9.968 r      08/29/2008         02/01/2004 b            93,259
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYC GO RIBS                              9.968 r      07/29/2010         02/01/2004 b            51,811
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYC GO RIBS                              9.968 r      08/27/2015         02/01/2004 b            51,774
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC GO RIBS                             10.066 r      08/22/2013         02/01/2004 b           103,616
-------------------------------------------------------------------------------------------------------------------------
    450,000     NYC GO RIBS                             10.770 r      09/01/2011         02/01/2004 b           459,185
-------------------------------------------------------------------------------------------------------------------------
    235,000     NYC HDC (Barclay Avenue)                 5.750        04/01/2007         08/04/2005 g           251,739
-------------------------------------------------------------------------------------------------------------------------
    245,000     NYC HDC (Multifamily Hsg.), Series A     5.625        05/01/2012         05/01/2008 b           245,931
-------------------------------------------------------------------------------------------------------------------------
    515,000     NYC HDC (Multifamily Hsg.), Series A     5.750        11/01/2018 s       05/01/2007 b           541,960
-------------------------------------------------------------------------------------------------------------------------
  2,735,000     NYC HDC (Multifamily Hsg.), Series A     6.550        10/01/2015 s       04/01/2004 b         2,836,195
-------------------------------------------------------------------------------------------------------------------------
    275,000     NYC HDC (Multifamily Hsg.), Series A     6.550        04/01/2018 s       04/01/2004 b           281,504
-------------------------------------------------------------------------------------------------------------------------
 29,000,000     NYC HDC (Multifamily Hsg.), Series A     6.600        04/01/2030 s       04/01/2004 b        29,698,610
-------------------------------------------------------------------------------------------------------------------------
  5,245,000     NYC HDC (Multifamily Hsg.), Series B     5.875        11/01/2018 s       05/01/2009 b         5,505,100
-------------------------------------------------------------------------------------------------------------------------
    655,000     NYC HDC (Multifamily Hsg.), Series D     5.500        11/01/2019         11/01/2006 b           682,058
-------------------------------------------------------------------------------------------------------------------------
    200,000     NYC HDC (Multifamily Hsg.), Series E     6.250        05/01/2036         11/01/2009 b           214,964
-------------------------------------------------------------------------------------------------------------------------
 27,600,000     NYC Health & Hospital Corp.              5.250        02/15/2017 s       02/15/2010 b        28,302,144
-------------------------------------------------------------------------------------------------------------------------
  1,325,000     NYC IDA (Acme Architectural Products)    5.875        11/01/2009         07/04/2007 c         1,253,278
-------------------------------------------------------------------------------------------------------------------------
 10,000,000     NYC IDA
                (Airis JFK I/JFK International Airport)  6.000        07/01/2015         07/01/2011 b        10,163,400
-------------------------------------------------------------------------------------------------------------------------
    320,000     NYC IDA (ALA Realty)                     7.000        12/01/2005         06/07/2005 c           323,914
-------------------------------------------------------------------------------------------------------------------------
    435,000     NYC IDA (Atlantic Veal & Lamb)           7.250        12/01/2008         01/24/2007 c           435,827
-------------------------------------------------------------------------------------------------------------------------
  4,985,000     NYC IDA (Beth Abraham Health Services)   6.000        02/15/2013         02/27/2009 c         4,994,970
-------------------------------------------------------------------------------------------------------------------------
  1,015,000     NYC IDA (Beth Abraham Health Services)   6.000        11/15/2013         06/28/2009 c         1,015,802
-------------------------------------------------------------------------------------------------------------------------
    485,000     NYC IDA (Beth Abraham Health Services)   6.000        11/15/2013         07/04/2009 c           485,383


                   24 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*      MARKET VALUE
     AMOUNT                                              COUPON          MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   165,000     NYC IDA
                (Brooklyn Heights Montessori School)      7.500%       01/01/2007          08/14/2005 c      $    168,300
--------------------------------------------------------------------------------------------------------------------------
  6,290,000     NYC IDA (Calhoun School)                  6.250        12/01/2017          10/13/2012 c         6,352,145
--------------------------------------------------------------------------------------------------------------------------
    505,000     NYC IDA (Chardan Corp.)                   6.250        11/01/2008          12/14/2006 c           498,814
--------------------------------------------------------------------------------------------------------------------------
    235,000     NYC IDA (College of Aeronautics)          5.500        05/01/2012          05/01/2008 b           246,163
--------------------------------------------------------------------------------------------------------------------------
    550,000     NYC IDA (College of Aeronautics)          5.500        05/01/2013          05/01/2010 b           574,283
--------------------------------------------------------------------------------------------------------------------------
  1,610,000     NYC IDA (College of Mount St. Vincent)    7.000        05/01/2008          05/01/2004 b         1,660,361
--------------------------------------------------------------------------------------------------------------------------
    360,000     NYC IDA (College of New Rochelle)         6.200        09/01/2010 s        09/01/2005 b           382,288
--------------------------------------------------------------------------------------------------------------------------
    500,000     NYC IDA (College of New Rochelle)         6.300        09/01/2015 s        09/01/2005 b           525,405
--------------------------------------------------------------------------------------------------------------------------
    450,000     NYC IDA
                (Comprehensive Care Management)           5.750        11/01/2008          12/12/2006 c           451,881
--------------------------------------------------------------------------------------------------------------------------
    175,000     NYC IDA
                (Comprehensive Care Management)           5.750        11/01/2008          12/12/2006 c           175,716
--------------------------------------------------------------------------------------------------------------------------
    315,000     NYC IDA
                (Comprehensive Care Management)           7.250        12/01/2006          12/24/2005 c           330,186
--------------------------------------------------------------------------------------------------------------------------
    227,063     NYC IDA (Cummins Engine)                  6.500        03/01/2005          09/17/2004 c           226,123
--------------------------------------------------------------------------------------------------------------------------
    570,000     NYC IDA (Essie Cosmetics)                 5.500        11/01/2008          12/09/2006 c           556,559
--------------------------------------------------------------------------------------------------------------------------
    755,000     NYC IDA (Gabrielli Truck Sales)           7.250        12/01/2007          07/04/2006 c           787,571
--------------------------------------------------------------------------------------------------------------------------
 23,380,000     NYC IDA (Japan Airlines)                  6.000        11/01/2015          11/01/2004 b        24,686,241
--------------------------------------------------------------------------------------------------------------------------
    270,000     NYC IDA (Julia Gray)                      6.500        11/01/2007          06/05/2006 c           271,469
--------------------------------------------------------------------------------------------------------------------------
    315,000     NYC IDA (Koenig Iron Works)               7.375        12/01/2010          03/14/2008 c           331,802
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     NYC IDA (Legal Aid)                       8.750        11/01/2033 s        05/01/2004 b         6,179,880
--------------------------------------------------------------------------------------------------------------------------
  2,355,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2013          12/01/2012 b         2,617,112
--------------------------------------------------------------------------------------------------------------------------
    730,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2015          12/01/2012 b           799,664
--------------------------------------------------------------------------------------------------------------------------
  2,880,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2016          12/01/2012 b         3,130,272
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2017          12/01/2012 b         2,158,440
--------------------------------------------------------------------------------------------------------------------------
  3,210,000     NYC IDA (Lycee Francais De New York)      5.500        06/01/2018          12/01/2012 b         3,442,276
--------------------------------------------------------------------------------------------------------------------------
    250,000     NYC IDA (Marymount School of NY)          5.125        09/01/2021          09/01/2012 b           258,653
--------------------------------------------------------------------------------------------------------------------------
    555,000     NYC IDA (MediSys Health Network)          5.750        03/15/2006          08/29/2005 c           545,515
--------------------------------------------------------------------------------------------------------------------------
    455,000     NYC IDA (Morrisons Pastry)                5.750        11/01/2009          05/28/2006 c           448,339
--------------------------------------------------------------------------------------------------------------------------
  4,260,000     NYC IDA (National Compressor Exchange)    6.250        11/01/2027          11/01/2007 a         4,359,258
--------------------------------------------------------------------------------------------------------------------------
    465,000     NYC IDA (Precision Gear)                  5.875        11/01/2009          07/10/2007 c           457,886
--------------------------------------------------------------------------------------------------------------------------
    390,000     NYC IDA (Precision Gear)                  5.875        11/01/2009          07/10/2007 c           384,033
--------------------------------------------------------------------------------------------------------------------------
    135,000     NYC IDA (Precision Gear)                  6.500        11/01/2008          12/11/2006 c           137,412
--------------------------------------------------------------------------------------------------------------------------
    220,000     NYC IDA (Promotional Slideguide)          7.000        12/01/2005          05/17/2005 c           237,765
--------------------------------------------------------------------------------------------------------------------------
  4,085,000     NYC IDA (Rosco, Inc.)                     6.125        06/01/2022          06/01/2007 d         4,132,427
--------------------------------------------------------------------------------------------------------------------------
  1,155,000     NYC IDA (Showman Fabricators)             7.125        11/01/2013          10/02/2009 c         1,147,770
--------------------------------------------------------------------------------------------------------------------------
  1,365,000     NYC IDA
                (Special Needs Facilities Pooled
                Program)                                  5.950        07/01/2008          02/17/2006 c         1,347,583
--------------------------------------------------------------------------------------------------------------------------
     75,000     NYC IDA (Streamline Plastics)             7.125        12/01/2005          06/13/2005 c            75,843
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYC IDA (Terminal One Group Association)  5.700        01/01/2004          01/01/2004              10,000
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYC IDA (Terminal One Group Association)  5.800        01/01/2005          07/01/2004 b            25,566
--------------------------------------------------------------------------------------------------------------------------
    475,000     NYC IDA (Terminal One Group Association)  5.900        01/01/2006          07/01/2004 b           485,569
--------------------------------------------------------------------------------------------------------------------------
  1,485,000     NYC IDA (Terminal One Group Association)  6.000        01/01/2007          07/01/2004 b         1,517,640
--------------------------------------------------------------------------------------------------------------------------
 58,695,000     NYC IDA (Terminal One Group Association)  6.000        01/01/2015 s        07/01/2004 b        59,965,160
--------------------------------------------------------------------------------------------------------------------------
 13,320,000     NYC IDA (Terminal One Group Association)  6.000        01/01/2019 s        01/01/2006 b        13,614,372


                   25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 2,750,000     NYC IDA
                (Terminal One Group Association)         6.100%      01/01/2009          01/01/2006 b      $  2,808,905
-------------------------------------------------------------------------------------------------------------------------
 25,035,000     NYC IDA
                (Terminal One Group Association)         6.125       01/01/2024          01/01/2006 b        25,663,379
-------------------------------------------------------------------------------------------------------------------------
  2,230,000     NYC IDA (The Child School)               7.000       06/01/2013          11/06/2009 c         2,259,213
-------------------------------------------------------------------------------------------------------------------------
    595,000     NYC IDA (Ulano)                          6.250       11/01/2006          11/16/2005 c           583,636
-------------------------------------------------------------------------------------------------------------------------
    160,000     NYC IDA (United Nations School)          6.050       12/01/2005          12/01/2005             171,450
-------------------------------------------------------------------------------------------------------------------------
    170,000     NYC IDA (United Nations School)          6.100       12/01/2006          12/01/2006             186,194
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYC IDA (United Nations School)          6.150       12/01/2007          12/01/2007             196,117
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYC IDA (Urban Resource Institute)       5.250       03/01/2023          03/01/2013 b         1,071,680
-------------------------------------------------------------------------------------------------------------------------
  1,515,000     NYC IDA (Urban Resource Institute)       6.500       11/01/2013          12/20/2008 c         1,513,849
-------------------------------------------------------------------------------------------------------------------------
  2,400,000     NYC IDA (USTA National Tennis Center)    6.375       11/15/2014 s        11/15/2004 b         2,551,512
-------------------------------------------------------------------------------------------------------------------------
    600,000     NYC IDA (Visy Paper)                     7.550       01/01/2005          07/09/2004             608,550
-------------------------------------------------------------------------------------------------------------------------
  4,000,000     NYC IDA (Visy Paper)                     7.800       01/01/2016          01/01/2008 b         4,182,160
-------------------------------------------------------------------------------------------------------------------------
  1,085,000     NYC IDA (Vocational Instruction)         7.250       02/01/2013          11/27/2008 c         1,100,874
-------------------------------------------------------------------------------------------------------------------------
    330,000     NYC IDA (World Casing Corp.)             5.950       11/01/2007          05/30/2006 c           312,939
-------------------------------------------------------------------------------------------------------------------------
  6,710,000     NYC IDA (YMCA of Greater NY)             5.800       08/01/2016 s        01/01/2009 b         7,396,567
-------------------------------------------------------------------------------------------------------------------------
    800,000     NYC IDA (Zeluck, Inc.)                   6.250       11/01/2011          11/01/2007 b           825,768
-------------------------------------------------------------------------------------------------------------------------
 16,350,000     NYC IDA Special Facilities
                (JFK International Airport)              8.000       08/01/2012          08/01/2012          12,772,130
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYC LGAC, Series C                       5.000       04/01/2021          04/01/2005 b            20,354
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC Municipal Water Finance Authority    5.125       06/15/2021          06/15/2007 b            10,655
-------------------------------------------------------------------------------------------------------------------------
     65,000     NYC Municipal Water Finance Authority    5.125       06/15/2017 s        06/15/2007 b            70,871
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYC Municipal Water Finance Authority    5.125       06/15/2021          06/15/2007 b            53,275
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYC Municipal Water Finance Authority    5.125       06/15/2022          06/15/2008 b            56,810
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC Municipal Water Finance Authority    5.200       06/15/2013          06/15/2007 b            10,826
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC Municipal Water Finance Authority    5.250       06/15/2018          06/15/2008 b            16,310
-------------------------------------------------------------------------------------------------------------------------
    425,000     NYC Municipal Water Finance Authority    5.250       06/15/2029 s        06/15/2007 b           438,681
-------------------------------------------------------------------------------------------------------------------------
  5,500,000     NYC Municipal Water Finance Authority    5.350       06/15/2012          06/15/2004 b         5,654,715
-------------------------------------------------------------------------------------------------------------------------
    540,000     NYC Municipal Water Finance Authority    5.375       06/15/2019          06/15/2004 b           554,180
-------------------------------------------------------------------------------------------------------------------------
    425,000     NYC Municipal Water Finance Authority    5.375       06/15/2019          06/15/2004 b           436,161
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYC Municipal Water Finance Authority    5.500       06/15/2011          06/15/2004 b            10,339
-------------------------------------------------------------------------------------------------------------------------
    320,000     NYC Municipal Water Finance Authority    5.500       06/15/2019          06/15/2004 b           328,586
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYC Municipal Water Finance Authority    5.500       06/15/2019 s        06/15/2005 b            97,504
-------------------------------------------------------------------------------------------------------------------------
  1,575,000     NYC Municipal Water Finance Authority    5.500       06/15/2019 s        06/15/2005 b         1,617,257
-------------------------------------------------------------------------------------------------------------------------
  2,050,000     NYC Municipal Water Finance Authority    5.500       06/15/2023 s        06/15/2005 b         2,147,334
-------------------------------------------------------------------------------------------------------------------------
    400,000     NYC Municipal Water Finance Authority    5.500       06/15/2023          06/15/2005 b           419,344
-------------------------------------------------------------------------------------------------------------------------
  5,130,000     NYC Municipal Water Finance Authority    5.500       06/15/2023 s        06/15/2005 b         5,378,087
-------------------------------------------------------------------------------------------------------------------------
    660,000     NYC Municipal Water Finance Authority    5.500       06/15/2023 s        06/15/2004 b           680,981
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC Municipal Water Finance Authority    5.500       06/15/2024          06/15/2006 b           108,091
-------------------------------------------------------------------------------------------------------------------------
  1,845,000     NYC Municipal Water Finance Authority    5.500       06/15/2024 s        06/15/2007 b         1,985,146
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYC Municipal Water Finance Authority    5.500       06/15/2027          06/15/2007 b            92,355
-------------------------------------------------------------------------------------------------------------------------
    115,000     NYC Municipal Water Finance Authority    5.625       06/15/2019          06/15/2006 b           124,616
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYC Municipal Water Finance Authority    5.625       06/15/2019 s        06/15/2006 b            92,321
-------------------------------------------------------------------------------------------------------------------------
    855,000     NYC Municipal Water Finance Authority    5.750       06/15/2013 s        06/15/2004 a           923,152


                   26 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    50,000     NYC Municipal Water Finance Authority    5.750%      06/15/2013 s        06/15/2004 a       $    53,986
-------------------------------------------------------------------------------------------------------------------------
    110,000     NYC Municipal Water Finance Authority    5.750       06/15/2020          06/15/2004 a           113,845
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYC Municipal Water Finance Authority    5.750       06/15/2026          06/15/2007 b           111,014
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYC Municipal Water Finance Authority    5.750       06/15/2029          06/15/2007 b            33,199
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYC Municipal Water Finance
                Authority IRS                            9.170 r     06/15/2009          06/15/2004 b         2,111,260
-------------------------------------------------------------------------------------------------------------------------
 12,500,000     NYC Municipal Water Finance
                Authority IRS i                          9.340 r     06/15/2013          06/15/2004 b        13,133,125
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYC Public Hsg. Authority                6.000       01/01/2004          01/01/2004              25,000
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYC TFA, Series C                        5.000       05/01/2026 s        05/01/2010 b            15,280
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYC TFA, Series C                        5.250       05/01/2013          05/01/2008 b         1,102,290
-------------------------------------------------------------------------------------------------------------------------
  4,520,000     NYC TFA, Series C                        5.500       11/01/2029          05/01/2010 a         5,269,778
-------------------------------------------------------------------------------------------------------------------------
    290,000     NYC Transit Authority MTA, Series A      5.400       01/01/2019 s        01/01/2010 b           319,247
-------------------------------------------------------------------------------------------------------------------------
  3,500,000     NYC Trust for Cultural Resources
                (American Museum of Natural History)     5.650       04/01/2027 s        04/01/2007 b         3,854,095
-------------------------------------------------------------------------------------------------------------------------
    750,000     NYC Trust for Cultural Resources
                (Museum of American Folk Art)            6.000       07/01/2022 s        07/01/2010 b           834,308
-------------------------------------------------------------------------------------------------------------------------
  2,370,000     NYC Trust for Cultural Resources
                (Museum of American Folk Art)            6.125       07/01/2030 s        07/01/2011 b         2,620,770
-------------------------------------------------------------------------------------------------------------------------
    570,000     NYC Trust for Cultural Resources
                (Museum of Modern Art)                   5.500       01/01/2016          01/01/2007 b           629,622
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS DA (Albany Memorial Hospital)        5.500       07/01/2010 s        07/01/2005 b            47,396
-------------------------------------------------------------------------------------------------------------------------
    250,000     NYS DA (Augustana Lutheran Home)         5.500       02/01/2041 s        02/01/2013 b           265,493
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS DA (Bethel Springvale Home)          6.000       02/01/2035 s        02/01/2006 b           103,568
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYS DA
                (Bishop Henry B. Hucles Nursing Home)    5.625       07/01/2018 s        07/01/2008 b            59,830
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS DA
                (Bishop Henry B. Hucles Nursing Home)    6.000       07/01/2024          07/01/2006 b           105,996
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS DA (Canisius College)                5.600       07/01/2023          07/01/2005 b           101,711
-------------------------------------------------------------------------------------------------------------------------
 15,000,000     NYS DA (Catholic Health Services)        6.500       07/01/2020 s        07/01/2010 b        16,657,050
-------------------------------------------------------------------------------------------------------------------------
  1,100,000     NYS DA (Chapel Oaks)                     5.375       07/01/2017 s        07/01/2010 b         1,165,846
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (City University)                 0.000 z     07/01/2004          07/01/2004               4,973
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (City University)                 0.000 z     07/01/2004          07/01/2004              24,853
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (City University)                 0.000 z     07/01/2005          12/22/2004 c            14,234
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (City University)                 5.000       07/01/2012          01/01/2008 b         2,139,680
-------------------------------------------------------------------------------------------------------------------------
  2,150,000     NYS DA (City University)                 5.000       07/01/2017          07/01/2008 b         2,252,555
-------------------------------------------------------------------------------------------------------------------------
    335,000     NYS DA (City University)                 5.375       07/01/2014          07/01/2005 b           362,232
-------------------------------------------------------------------------------------------------------------------------
 11,020,000     NYS DA (City University)                 5.375       07/01/2024          01/01/2008 a        12,575,253
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (City University)                 5.500       07/01/2019          07/01/2009 b            16,799
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (City University)                 5.500       07/01/2024          07/01/2006 b             5,421
-------------------------------------------------------------------------------------------------------------------------
  1,350,000     NYS DA (City University)                 6.000       07/01/2010          07/01/2006 b         1,521,126
-------------------------------------------------------------------------------------------------------------------------
    550,000     NYS DA (City University)                 6.000       07/01/2010          07/01/2006 b           597,020
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (College of Saint Rose)           6.000       07/01/2011 s        07/01/2004 b             5,070
-------------------------------------------------------------------------------------------------------------------------
  1,500,000     NYS DA (Court Facilities)                5.375       05/15/2021          05/15/2013 b         1,595,250
-------------------------------------------------------------------------------------------------------------------------
  1,100,000     NYS DA (Court Facilities)                5.375       05/15/2023          05/15/2013 b         1,160,390
-------------------------------------------------------------------------------------------------------------------------
  4,000,000     NYS DA (Court Facilities)                5.500       05/15/2020          05/15/2013 b         4,326,760


                   27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                             EFFECTIVE
  PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
     AMOUNT                                              COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    25,000     NYS DA (Dept. of Education)               5.750%      07/01/2021          07/01/2006 b       $    27,501
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS DA (Dept. of Education)               6.125       07/01/2019 s        07/01/2006 b            20,908
--------------------------------------------------------------------------------------------------------------------------
     80,000     NYS DA (Dept. of Health)                  5.500       07/01/2014          07/01/2006 b            83,098
--------------------------------------------------------------------------------------------------------------------------
     30,000     NYS DA (Dept. of Health)                  5.500       07/01/2021          07/01/2007 b            31,670
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Dept. of Health)                  5.500       07/01/2023          07/01/2004 b            25,928
--------------------------------------------------------------------------------------------------------------------------
    415,000     NYS DA (Dept. of Health)                  5.500       07/01/2025          07/01/2006 b           446,299
--------------------------------------------------------------------------------------------------------------------------
     55,000     NYS DA (Dept. of Health)                  5.750       07/01/2017          07/01/2006 b            60,135
--------------------------------------------------------------------------------------------------------------------------
    500,000     NYS DA (Dept. of Health)                  5.750       07/01/2017 s        07/01/2006 b           549,765
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (Dept. of Health)                  5.900       07/01/2009          07/01/2004 b            52,210
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Dept. of Health)                  7.400       07/01/2004          07/01/2004              25,251
--------------------------------------------------------------------------------------------------------------------------
     80,000     NYS DA (Ellis Hospital)                   5.600       08/01/2025          08/01/2005 b            85,774
--------------------------------------------------------------------------------------------------------------------------
    125,000     NYS DA (Ellis Hospital)                   5.625       08/01/2035 s        08/01/2007 b           134,071
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Episcopal Health)                 5.700       08/01/2009          02/01/2004 b             5,118
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (Episcopal Health)                 5.900       08/01/2020 s        02/01/2004 b            51,076
--------------------------------------------------------------------------------------------------------------------------
    310,000     NYS DA (Fairport Baptist Homes)           6.000       02/01/2037          02/01/2007 b           344,233
--------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA
                (FNHC/KR/MMWNHC Obligated Group)          5.500       07/01/2010 s        07/01/2007 b            16,242
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA
                (FNHC/KR/MMWNHC Obligated Group)          5.500       07/01/2010 s        07/01/2007 b            37,601
--------------------------------------------------------------------------------------------------------------------------
    310,000     NYS DA
                (FNHC/KR/MMWNHC Obligated Group)          5.750       07/01/2017          07/01/2005 b           331,815
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Fordham University)               5.500       07/01/2023 s        07/01/2004 b            25,759
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Fordham University)               5.750       07/01/2015 s        02/01/2004 b            26,000
--------------------------------------------------------------------------------------------------------------------------
  3,835,000     NYS DA (Frances Schervier Home
                & Hospital Obligated Group)               5.500       07/01/2017 s        07/01/2009 b         4,245,498
--------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (Frances Schervier Home
                & Hospital Obligated Group)               5.500       07/01/2027 s        07/01/2009 b            95,711
--------------------------------------------------------------------------------------------------------------------------
 10,000,000     NYS DA (Frances Schervier Home
                & Hospital Obligated Group)               5.500       07/01/2027 s        07/01/2009 b        10,484,900
--------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (German Masonic Home)              5.950       08/01/2026 s        08/01/2008 b            52,928
--------------------------------------------------------------------------------------------------------------------------
     75,000     NYS DA (Grace Manor Health
                Care Facility)                            6.150       07/01/2018          07/01/2006 b            83,485
--------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (Hamilton College)                 5.125       07/01/2016          07/01/2009 b            16,473
--------------------------------------------------------------------------------------------------------------------------
  2,180,000     NYS DA (Highland Community Devel. Corp.)  5.500       07/01/2023          07/16/2008 d         2,222,837
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (Hospital Special Surgery)         5.000       02/01/2018          02/01/2008 b            26,064
--------------------------------------------------------------------------------------------------------------------------
     70,000     NYS DA (Jewish Geriatric)                 7.150       08/01/2014          08/01/2004 b            73,550
--------------------------------------------------------------------------------------------------------------------------
    150,000     NYS DA (Jewish Geriatric)                 7.350       08/01/2029          08/01/2004 b           157,844
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA (JGB Health Facilities)            7.000       07/01/2009 s        07/01/2004 b            25,694
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (John T. Mather
                Memorial Hospital)                        5.375       07/01/2019          07/01/2008 b            10,892
--------------------------------------------------------------------------------------------------------------------------
  3,685,000     NYS DA (KMH Homes)                        6.950       08/01/2031          02/01/2004 b         3,828,162
--------------------------------------------------------------------------------------------------------------------------
  1,020,000     NYS DA (L.I. University)                  5.125       09/01/2010          09/01/2009 b         1,150,223
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYS DA (L.I. University)                  5.250       09/01/2011          09/01/2009 b         1,119,970
--------------------------------------------------------------------------------------------------------------------------
    125,000     NYS DA (Lakeside Home)                    6.000       02/01/2037          02/01/2007 b           138,285
--------------------------------------------------------------------------------------------------------------------------
    510,000     NYS DA (Le Moyne College)                 5.000       07/01/2018          07/01/2004 b           528,080
--------------------------------------------------------------------------------------------------------------------------
    210,000     NYS DA (Leake & Watts Services)           6.000       07/01/2023          07/01/2004 b           218,765
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (Lenox Hill Hospital)              5.750       07/01/2016          07/01/2011 b            10,877
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (Lenox Hill Hospital)              5.750       07/01/2017          07/01/2012 b         2,159,380


                   28 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    50,000     NYS DA (Long Beach Medical Center)       5.625%      08/01/2022          08/01/2005 b       $    53,658
-------------------------------------------------------------------------------------------------------------------------
  4,160,000     NYS DA (Lutheran Medical Center)         4.250       08/01/2023          11/24/2007 c         4,076,925
-------------------------------------------------------------------------------------------------------------------------
  1,065,000     NYS DA (Manhattan College)               5.000       07/01/2008          07/01/2008           1,179,807
-------------------------------------------------------------------------------------------------------------------------
    615,000     NYS DA (Master BOCES Program)            5.250       08/15/2023          08/15/2013 b           658,862
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS DA (Menorah Campus)                  6.100       02/01/2037          02/01/2007 b           111,696
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (Mental Health Services
                Facilities)                              5.125       08/15/2027          08/15/2008 b            10,263
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2016          02/15/2008 b             5,484
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2016          02/15/2008 b             5,381
-------------------------------------------------------------------------------------------------------------------------
  1,500,000     NYS DA (Mental Health Services
                Facilities) w                            5.250       02/15/2023          02/15/2014 b         1,572,540
-------------------------------------------------------------------------------------------------------------------------
  6,730,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2024          08/15/2009 b         7,727,050
-------------------------------------------------------------------------------------------------------------------------
  3,270,000     NYS DA (Mental Health Services
                Facilities)                              5.250       08/15/2024          08/15/2009 b         3,437,228
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS DA (Mental Health Services
                Facilities)                              5.375       02/15/2026          02/15/2006 b           181,389
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.375       02/15/2026          02/15/2006 b             5,184
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS DA (Mental Health Services
                Facilities)                              5.625       02/15/2021          02/15/2007 b            45,282
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS DA (Mental Health Services
                Facilities)                              5.750       02/15/2027          02/15/2007 b           107,997
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS DA (Mental Health Services
                Facilities)                              5.750       02/15/2027          02/15/2007 b             5,546
-------------------------------------------------------------------------------------------------------------------------
    185,000     NYS DA (Mental Health Services
                Facilities)                              5.250       02/15/2018          02/15/2007 b           201,894
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYS DA (Millard Fillmore Hospital)       5.375       02/01/2017          08/01/2004 b            58,770
-------------------------------------------------------------------------------------------------------------------------
  5,060,000     NYS DA (Miriam Osborn Memorial
                Home Association)                        6.875       07/01/2019 s        07/01/2010 b         5,786,515
-------------------------------------------------------------------------------------------------------------------------
    370,000     NYS DA (Mount Sinai School of Medicine)  5.000       07/01/2021          07/01/2004 b           383,080
-------------------------------------------------------------------------------------------------------------------------
 12,000,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group)                   6.500       07/01/2017          07/01/2010 b        12,070,560
-------------------------------------------------------------------------------------------------------------------------
  1,750,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group)                   6.750       07/01/2020          07/01/2010 b         1,780,835
-------------------------------------------------------------------------------------------------------------------------
  5,770,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group) RITES i          10.318 r     07/01/2015          07/01/2010 b         5,837,913
-------------------------------------------------------------------------------------------------------------------------
  5,665,000     NYS DA (MSH/NYU Hospital Center/
                HJDOI Obligated Group) RITES i          10.318 r     07/01/2016          07/01/2010 b         5,731,677
-------------------------------------------------------------------------------------------------------------------------
 12,000,000     NYS DA (Mt. Sinai/NYU Health)            6.000       07/01/2026          02/01/2005 b        12,125,640
-------------------------------------------------------------------------------------------------------------------------
  6,500,000     NYS DA (Mt. Sinai/NYU Health)            6.250       07/01/2022          02/01/2005 b         6,590,350
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (Municipal Health Facilities)     5.500       05/15/2024          05/15/2006 b            97,302
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (New Hope Community)              5.700       07/01/2017 s        07/01/2005 b            91,927
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA (Niagara Lutheran Devel.)         5.450       08/01/2017          08/01/2007 b            16,064
-------------------------------------------------------------------------------------------------------------------------
  4,200,000     NYS DA (North General Hospital)          5.750       02/15/2019          02/15/2013 b         4,693,962
-------------------------------------------------------------------------------------------------------------------------
  3,750,000     NYS DA (North General Hospital)          5.750       02/15/2020          02/15/2013 b         4,170,000
-------------------------------------------------------------------------------------------------------------------------
  2,435,000     NYS DA
                (Nottingham Retirement Community)        6.125       07/01/2025 s        07/01/2005 b         2,623,518
-------------------------------------------------------------------------------------------------------------------------
  1,375,000     NYS DA (NY Hospital Medical Center)      5.550       08/15/2029 s        08/15/2011 b         1,530,471
-------------------------------------------------------------------------------------------------------------------------
  1,700,000     NYS DA (Nyack Hospital)                  6.000       07/01/2006          07/14/2005 c         1,640,602
-------------------------------------------------------------------------------------------------------------------------
  2,325,000     NYS DA (Nyack Hospital)                  6.250       07/01/2013          05/10/2009 c         2,112,402
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS DA (Our Lady of Mercy Hospital)      6.300       08/01/2032 s        02/01/2004 b           121,634
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (Park Ridge Hsg.)                 6.375       08/01/2020 s        08/01/2010 b         2,218,620
-------------------------------------------------------------------------------------------------------------------------
  1,570,000     NYS DA (Park Ridge Hsg.)                 6.500       08/01/2025 s        08/01/2010 b         1,768,872
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS DA (Personal Income Tax)             5.375       03/15/2022          03/15/2013 b         2,175,360


                   29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    50,000     NYS DA (Resurrection Rest Home
                Castleton on Hudson, NY)                 6.050%      08/01/2035 s        08/01/2005 b      $     53,874
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA (Rochester General Hospital)      5.700       08/01/2033          02/01/2004 b            35,811
-------------------------------------------------------------------------------------------------------------------------
  5,100,000     NYS DA
                (Ryan-Clinton Community Health Center)   6.100       07/01/2019 s        01/01/2010 b         5,742,855
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     NYS DA (School District Financing)       5.750       10/01/2022 s        10/01/2012 b         5,636,750
-------------------------------------------------------------------------------------------------------------------------
    290,000     NYS DA (Service Contract)                5.250       04/01/2017          04/01/2008 b           307,229
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA (St Agnes Hospital)               5.300       02/15/2019          02/15/2008 b            38,108
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS DA (St John's University)            5.250       07/01/2018          07/01/2008 b            22,002
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS DA (St John's University)            5.250       07/01/2025          07/01/2008 b            78,116
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS DA (St. Barnabas Hospital)           5.450       08/01/2035          08/01/2007 b           107,289
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS DA (St. Charles Hospital and
                Rehabilitation Center)                   5.500       07/01/2022          07/01/2009 b            43,749
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     NYS DA (St. Joseph's Hospital
                Health Center)                           5.250       07/01/2018 s        07/01/2009 b         5,293,500
-------------------------------------------------------------------------------------------------------------------------
  2,005,000     NYS DA (St. Vincent Depaul Residence)    5.300       07/01/2018 s        07/01/2010 b         2,102,022
-------------------------------------------------------------------------------------------------------------------------
    145,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          5.750       08/01/2015 s        08/01/2007 b           155,383
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          5.800       08/01/2025          08/01/2005 b            26,889
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          7.375       08/01/2011          02/01/2004 b            15,072
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS DA
                (St. Vincent's Hospital &
                Medical Center)                          7.400       08/01/2030 s        02/01/2004 b            41,498
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS DA (State University Athletic
                Facilities)                              5.250       07/01/2018          07/01/2008 b            33,003
-------------------------------------------------------------------------------------------------------------------------
  3,590,000     NYS DA
                (State University Dormitory Facilities)  5.375       07/01/2022          07/01/2012 b         4,158,405
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYS DA
                (State University Dormitory Facilities)  5.500       07/01/2020          07/01/2011 b         1,166,060
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA
                (State University Dormitory Facilities)  5.500       07/01/2027          07/01/2010 b            40,467
-------------------------------------------------------------------------------------------------------------------------
    175,000     NYS DA
                (State University Dormitory Facilities)  5.500       07/01/2029          07/01/2009 b           203,299
-------------------------------------------------------------------------------------------------------------------------
  7,820,000     NYS DA
                (State University Dormitory Facilities)  5.750       07/01/2023          07/01/2011 b         9,248,949
-------------------------------------------------------------------------------------------------------------------------
  3,225,000     NYS DA
                (State University Educational
                Facilities)                              5.125       05/15/2021          05/15/2009 b         3,404,020
-------------------------------------------------------------------------------------------------------------------------
  9,700,000     NYS DA
                (State University Educational
                Facilities)                              5.375       05/15/2011          05/15/2008 b        10,604,816
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA
                (State University Educational
                Facilities)                              5.400       05/15/2023 s        05/15/2004 b            10,362
-------------------------------------------------------------------------------------------------------------------------
  1,150,000     NYS DA
                (State University Educational
                Facilities)                              5.750       05/15/2010          05/15/2006 a         1,283,814
-------------------------------------------------------------------------------------------------------------------------
  3,750,000     NYS DA
                (State University Educational
                Facilities)                              6.000       05/15/2016          05/15/2010 b         4,368,900
-------------------------------------------------------------------------------------------------------------------------
  2,290,000     NYS DA
                (State University Educational
                Facilities)                              6.000       05/15/2017          05/15/2004 b         2,346,907
-------------------------------------------------------------------------------------------------------------------------
    345,000     NYS DA
                (State University Educational
                Facilities)                              6.000       05/15/2017          05/15/2004 b           355,160
-------------------------------------------------------------------------------------------------------------------------
    435,000     NYS DA (Strong Memorial Hospital)        5.500       07/01/2021          07/01/2004 b           453,405


                   30 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   155,000     NYS DA (Suffolk County Judicial
                Facilities)                              9.250%      04/15/2006 s        04/15/2004 b       $   166,210
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS DA (Suffolk County Judicial
                Facilities)                              9.500       04/15/2014 s        04/15/2004 b            37,018
-------------------------------------------------------------------------------------------------------------------------
  3,500,000     NYS DA (Teresian House)                  5.250       07/01/2017 s        07/01/2009 b         3,651,760
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (The Highlands Living)            6.600       02/01/2034          08/01/2004 b            10,497
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (United Cerebral Palsy
                Association of Nassau County)            6.000       07/01/2007          07/01/2004 b            50,694
-------------------------------------------------------------------------------------------------------------------------
  1,250,000     NYS DA (United Cerebral Palsy of NYC)    5.750       07/01/2018 s        07/01/2012 b         1,432,275
-------------------------------------------------------------------------------------------------------------------------
    250,000     NYS DA (University of Rochester)         5.750       07/01/2014          07/01/2004 b           260,798
-------------------------------------------------------------------------------------------------------------------------
    160,000     NYS DA (Upstate Community Colleges)      5.700       07/01/2021          07/01/2004 b           166,336
-------------------------------------------------------------------------------------------------------------------------
     90,000     NYS DA (Upstate Community Colleges)      5.750       07/01/2022          07/01/2004 b            91,201
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS DA (Upstate Community Colleges)      5.250       07/01/2023          07/01/2006 b            10,186
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS DA (Upstate Community Colleges)      5.500       07/01/2014 s        07/01/2005 b            61,387
-------------------------------------------------------------------------------------------------------------------------
    555,000     NYS DA (Upstate Community Colleges)      5.625       07/01/2012 s        07/01/2004 b           571,400
-------------------------------------------------------------------------------------------------------------------------
    620,000     NYS DA (Upstate Community Colleges)      5.625       07/01/2014 s        07/01/2004 b           644,713
-------------------------------------------------------------------------------------------------------------------------
  1,165,000     NYS DA (Upstate Community Colleges)      5.700       07/01/2021          07/01/2004 b         1,210,528
-------------------------------------------------------------------------------------------------------------------------
  8,020,000     NYS DA (Upstate Community Colleges)      5.750       07/01/2022 s        07/01/2004 b         8,221,302
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS DA (Upstate Community Colleges)      5.875       07/01/2016 s        07/01/2009 b            39,031
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS DA (Upstate Community Colleges)      6.000       07/01/2022          07/01/2007 b            56,019
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS DA (WHELC)                           5.800       02/01/2028          08/01/2005 b            20,421
-------------------------------------------------------------------------------------------------------------------------
  2,230,000     NYS DA Service Contract (CCFDP)          5.375       04/01/2020          04/01/2012 b         2,402,089
-------------------------------------------------------------------------------------------------------------------------
  2,350,000     NYS DA Service Contract (CCFDP)          5.375       04/01/2021          04/01/2012 b         2,521,198
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS DA, Series B                         5.625       02/15/2021          02/15/2007 b            66,367
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS EFC (Clean Water &
                Drinking Revolving Funds)                5.000       06/15/2019          06/15/2008 b            15,941
-------------------------------------------------------------------------------------------------------------------------
    175,000     NYS EFC (Consolidated Water Company)     7.150       11/01/2014 s        11/01/2004 b           176,741
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS EFC (NYC Municipal Water
                Finance Authority)                       5.875       06/15/2014          06/15/2004 b            10,406
-------------------------------------------------------------------------------------------------------------------------
    300,000     NYS EFC (NYS Water Services)             6.900       05/15/2015          11/15/2004 a           321,297
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS EFC (NYS Water Services)             6.900       05/15/2015          11/15/2004 a           175,847
-------------------------------------------------------------------------------------------------------------------------
    345,000     NYS EFC (NYS Water Services)             6.900       11/15/2015 s        11/15/2004 b           369,492
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS EFC (NYS Water Services)             6.900       11/15/2015 s        11/15/2004 b            31,972
-------------------------------------------------------------------------------------------------------------------------
    135,000     NYS EFC (NYS Water Services)             6.500       03/15/2007          03/15/2004 b           139,752
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS EFC (NYS Water Services)             6.600       06/15/2005          06/15/2004 b            85,371
-------------------------------------------------------------------------------------------------------------------------
    285,000     NYS EFC (NYS Water Services)             6.700       09/15/2004          03/15/2004 b           286,322
-------------------------------------------------------------------------------------------------------------------------
  2,670,000     NYS EFC (NYS Water Services)             6.875       06/15/2010 s        06/15/2004 b         2,870,250
-------------------------------------------------------------------------------------------------------------------------
  1,705,000     NYS EFC (NYS Water Services)             6.875       06/15/2014 s        11/15/2004 b         1,773,524
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS EFC (NYS Water Services)             7.050       06/15/2004          06/15/2004              20,098
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS EFC (NYS Water Services)             7.200       03/15/2011 s        03/15/2004 b            15,074
-------------------------------------------------------------------------------------------------------------------------
    640,000     NYS EFC (NYS Water Services)             7.250       06/15/2010 s        06/15/2004 b           643,213
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS EFC (NYS Water Services)             7.500       03/15/2011 s        03/15/2004 b            25,130
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS EFC (NYS Water Services)             7.500       06/15/2012 s        06/15/2004 b            46,845
-------------------------------------------------------------------------------------------------------------------------
  1,450,000     NYS EFC (NYS Water Services)             7.500       06/15/2012 s        06/15/2004 b         1,499,808
-------------------------------------------------------------------------------------------------------------------------
    500,000     NYS EFC (Occidental Petroleum)           6.100       11/01/2030          11/01/2007 b           506,255
-------------------------------------------------------------------------------------------------------------------------
  1,425,000     NYS EFC (Personal Income Tax)            5.250       01/01/2022          01/01/2013 b         1,536,734
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS EFC (Spring Valley Water Company)    5.650       11/01/2023          11/01/2005 b            10,241





                   31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,000,000     NYS EFC (State Park Infrastructure)      5.750%      03/15/2008 s        03/15/2004 b     $   1,009,660
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS EFC (State Park Infrastructure)      5.750       03/15/2013 s        03/15/2004 b            50,483
-------------------------------------------------------------------------------------------------------------------------
  2,740,000     NYS ERDA (Brooklyn Union Gas)            5.500       01/01/2021          01/01/2008 b         2,954,049
-------------------------------------------------------------------------------------------------------------------------
  4,655,000     NYS ERDA (Brooklyn Union Gas)            5.600       06/01/2025          07/14/2004 b         4,751,917
-------------------------------------------------------------------------------------------------------------------------
 23,105,000     NYS ERDA (Brooklyn Union Gas)            6.750       02/01/2024          02/01/2004 b        24,113,533
-------------------------------------------------------------------------------------------------------------------------
 12,305,000     NYS ERDA (Brooklyn Union Gas)            6.750       02/01/2024          02/01/2004 b        12,544,948
-------------------------------------------------------------------------------------------------------------------------
 77,000,000     NYS ERDA (Con Ed)                        4.700       06/01/2036          10/03/2005 b        78,190,420
-------------------------------------------------------------------------------------------------------------------------
    755,000     NYS ERDA (Con Ed)                        5.250       08/15/2020          04/01/2004 b           779,047
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYS ERDA (Con Ed)                        5.250       08/15/2020          04/01/2004 b           185,733
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS ERDA (Con Ed)                        5.375       09/15/2022          10/01/2005 b            25,565
-------------------------------------------------------------------------------------------------------------------------
    125,000     NYS ERDA (Con Ed)                        6.000       03/15/2028          03/15/2005 b           127,906
-------------------------------------------------------------------------------------------------------------------------
    515,000     NYS ERDA (Con Ed)                        6.000       03/15/2028          03/15/2004 b           525,691
-------------------------------------------------------------------------------------------------------------------------
    325,000     NYS ERDA (Con Ed)                        6.000       03/15/2028          03/15/2005 b           338,195
-------------------------------------------------------------------------------------------------------------------------
  4,340,000     NYS ERDA (Con Ed)                        6.100       08/15/2020          07/01/2005 b         4,663,634
-------------------------------------------------------------------------------------------------------------------------
 35,240,000     NYS ERDA (Con Ed)                        7.125       12/01/2029          12/01/2004 b        37,660,636
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS ERDA (Corning Natural Gas)           8.250       12/01/2018          06/01/2004 b            71,932
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS ERDA (LILCO)                         5.150       03/01/2016          03/01/2004 b           169,201
-------------------------------------------------------------------------------------------------------------------------
    130,000     NYS ERDA (LILCO)                         5.150       03/01/2016          03/01/2004 b           133,310
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS ERDA (NIMO)                          7.200       07/01/2029          07/01/2004 b           125,736
-------------------------------------------------------------------------------------------------------------------------
 14,640,000     NYS ERDA (NYSEG)                         5.700       12/01/2028          06/01/2004 b        14,976,134
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS ERDA (NYSEG)                         5.950       12/01/2027          12/01/2004 b            15,316
-------------------------------------------------------------------------------------------------------------------------
  1,230,000     NYS ERDA (NYSEG)                         6.050       04/01/2034          04/01/2004 b         1,268,032
-------------------------------------------------------------------------------------------------------------------------
  4,035,000     NYS ERDA (NYSEG)                         6.150       07/01/2026          07/01/2005 b         4,348,883
-------------------------------------------------------------------------------------------------------------------------
  1,850,000     NYS ERDA (RG&E)                          6.350       05/15/2032          05/15/2004 b         1,915,120
-------------------------------------------------------------------------------------------------------------------------
 10,325,000     NYS ERDA (RG&E)                          6.500       05/15/2032          05/15/2004 b        10,639,396
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS GO                                   5.000       09/15/2017          03/15/2004 b             5,401
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS GO                                   5.300       07/15/2015          07/15/2006 b            26,928
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS GO                                   5.500       07/15/2024          07/15/2006 b            26,971
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS GO                                   5.625       10/01/2020          10/01/2005 b           128,248
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS GO                                   6.600       12/01/2014          06/01/2004 b            41,260
-------------------------------------------------------------------------------------------------------------------------
    400,000     NYS GO                                   9.875       11/15/2005          11/15/2005             459,904
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS HFA (Dominican Village)              6.600       08/15/2027          02/15/2004 b            76,853
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (General Hsg.)                   6.600       11/01/2005          05/01/2004 b            10,118
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (General Hsg.)                   6.600       11/01/2006          05/01/2004 b            30,355
-------------------------------------------------------------------------------------------------------------------------
    635,000     NYS HFA (HELP-Bronx Hsg.)                8.050       11/01/2005 s        05/01/2004 b           650,875
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        5.500       11/01/2012          05/01/2004 a             5,776
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Hospital & Nursing Home)        5.875       11/01/2010          05/01/2004 a            17,523
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Hospital & Nursing Home)        5.900       11/01/2005          05/01/2004 a            32,375
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        5.900       11/01/2010          05/01/2004 a             5,886
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Hospital & Nursing Home)        6.000       11/01/2014          05/01/2004 b            42,077
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2004          05/01/2004 a            10,469
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2005          05/01/2004 a             5,490
-------------------------------------------------------------------------------------------------------------------------
    185,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2007          05/01/2004 a           207,600
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Hospital & Nursing Home)        6.875       11/01/2009          05/01/2004 a             6,115


                   32 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   575,000     NYS HFA (Hospital & Nursing Home)        7.000%      11/01/2017          05/01/2004 a        $  722,746
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS HFA (Meadow Manor)                   7.750       11/01/2019 s        05/01/2004 b            70,225
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS HFA (Monroe County
                Health Facilities)                       7.625       05/01/2005 s        05/01/2004 b            81,587
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2008          11/01/2004 b            74,705
-------------------------------------------------------------------------------------------------------------------------
    235,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2009          11/01/2004 b           174,652
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2010          11/01/2004 b            24,503
-------------------------------------------------------------------------------------------------------------------------
    190,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2011          11/01/2004 b           125,662
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2012          11/01/2004 b            59,107
-------------------------------------------------------------------------------------------------------------------------
    650,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2013          11/01/2004 b           381,901
-------------------------------------------------------------------------------------------------------------------------
  9,730,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2014          11/01/2004 b         5,370,474
-------------------------------------------------------------------------------------------------------------------------
 14,590,000     NYS HFA (Multifamily Hsg.)               0.000 z     11/01/2015          11/01/2004 b         7,601,098
-------------------------------------------------------------------------------------------------------------------------
    585,000     NYS HFA (Multifamily Hsg.)               5.850       08/15/2013 s        02/15/2005 b           598,075
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS HFA (Multifamily Hsg.)               5.950       08/15/2024 s        02/15/2005 b            81,880
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS HFA (Multifamily Hsg.)               6.000       08/15/2027 s        02/15/2009 b            62,881
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Multifamily Hsg.)               6.050       08/15/2032          02/15/2007 b            20,972
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     NYS HFA (Multifamily Hsg.)               6.100       08/15/2016 s        08/15/2008 b         1,013,550
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS HFA (Multifamily Hsg.)               6.100       08/15/2028          08/15/2006 b            52,399
-------------------------------------------------------------------------------------------------------------------------
    400,000     NYS HFA (Multifamily Hsg.)               6.100       11/15/2036          11/15/2008 b           430,832
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Multifamily Hsg.)               6.200       08/15/2012 s        02/15/2004 b            35,190
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2014 s        08/15/2004 b            20,623
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2023 s        08/15/2004 b           150,603
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2025          02/15/2004 b           153,200
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Multifamily Hsg.)               6.250       08/15/2027 s        08/15/2008 b           104,610
-------------------------------------------------------------------------------------------------------------------------
  2,560,000     NYS HFA (Multifamily Hsg.)               6.350       08/15/2023 s        08/15/2004 b         2,664,755
-------------------------------------------------------------------------------------------------------------------------
  1,005,000     NYS HFA (Multifamily Hsg.)               6.450       08/15/2014 s        02/15/2004 b         1,016,558
-------------------------------------------------------------------------------------------------------------------------
  1,480,000     NYS HFA (Multifamily Hsg.)               6.500       08/15/2024 s        02/15/2004 b         1,494,282
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Multifamily Hsg.)               6.500       08/15/2024          02/15/2004 b            30,299
-------------------------------------------------------------------------------------------------------------------------
    725,000     NYS HFA (Multifamily Hsg.)               6.625       08/15/2012          02/15/2004 b           740,588
-------------------------------------------------------------------------------------------------------------------------
  1,620,000     NYS HFA (Multifamily Hsg.)               6.700       08/15/2025 s        02/15/2004 b         1,648,253
-------------------------------------------------------------------------------------------------------------------------
    350,000     NYS HFA (Multifamily Hsg.)               6.850       11/01/2019 s        11/01/2004 b           362,740
-------------------------------------------------------------------------------------------------------------------------
    380,000     NYS HFA (Multifamily Hsg.)               6.900       08/15/2007 s        02/15/2004 b           384,898
-------------------------------------------------------------------------------------------------------------------------
    125,000     NYS HFA (Multifamily Hsg.)               6.950       08/15/2012 s        02/15/2004 b           126,474
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Multifamily Hsg.)               7.000       08/15/2012          02/15/2004 b           103,000
-------------------------------------------------------------------------------------------------------------------------
    755,000     NYS HFA (Multifamily Hsg.)               7.000       08/15/2022          02/15/2004 b           781,048
-------------------------------------------------------------------------------------------------------------------------
    995,000     NYS HFA (Multifamily Hsg.)               7.000       08/15/2023 s        02/15/2004 b           996,532
-------------------------------------------------------------------------------------------------------------------------
    350,000     NYS HFA (Multifamily Hsg.)               7.050       08/15/2024 s        02/15/2004 b           353,843
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Multifamily Hsg.)               7.300       11/01/2004          05/01/2004 b            15,244
-------------------------------------------------------------------------------------------------------------------------
    384,000     NYS HFA (Multifamily Hsg.)               7.450       11/01/2028 s        05/01/2004 b           384,649
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Multifamily Hsg.)               7.450       11/01/2028 s        05/01/2004 b           100,173
-------------------------------------------------------------------------------------------------------------------------
  1,540,000     NYS HFA (Multifamily Hsg.)               7.550       11/01/2029          05/01/2004 b         1,570,785
-------------------------------------------------------------------------------------------------------------------------
  2,155,000     NYS HFA (Multifamily Hsg.)               7.750       11/01/2020 s        05/01/2004 b         2,232,494
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.000       11/01/2012          05/01/2004 b             5,055
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2004          05/01/2004 b            40,454
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2005          05/01/2004 b            10,113



                   33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     5,000     NYS HFA (Nonprofit Hsg.)                 6.200%      11/01/2006          05/01/2004 b           $ 5,057
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2007          05/01/2004 b            20,226
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2008          05/01/2004 b            40,451
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2009          05/01/2004 b            10,113
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2011          05/01/2004 b            70,792
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2012          05/01/2004 b            50,564
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Nonprofit Hsg.)                 6.200       11/01/2013          05/01/2004 b            15,169
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2004          05/01/2004 b            30,338
-------------------------------------------------------------------------------------------------------------------------
    145,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2005          05/01/2004 b           146,705
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2006          05/01/2004 b           121,346
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2007          05/01/2004 b             5,055
-------------------------------------------------------------------------------------------------------------------------
     35,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2008          05/01/2004 b            35,404
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2009          05/01/2004 b            82,220
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2011          05/01/2004 b             5,056
-------------------------------------------------------------------------------------------------------------------------
    765,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2012          05/01/2004 b           774,012
-------------------------------------------------------------------------------------------------------------------------
     55,000     NYS HFA (Nonprofit Hsg.)                 6.400       11/01/2013          05/01/2004 b            56,235
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2005          05/01/2004 b            75,887
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2005          05/01/2004 b            50,591
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2006          05/01/2004 b            45,532
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2006          05/01/2004 b            15,177
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2007          05/01/2004 b           182,119
-------------------------------------------------------------------------------------------------------------------------
    115,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2007          05/01/2004 b           116,355
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2008          05/01/2004 b            25,294
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2008          05/01/2004 b            71,190
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2009          05/01/2004 b            10,118
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2009          05/01/2004 b            20,235
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2010          05/01/2004 b            20,235
-------------------------------------------------------------------------------------------------------------------------
     65,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2011          05/01/2004 b            65,766
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2011          05/01/2004 b             5,059
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2012          05/01/2004 b            25,286
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.600       11/01/2013          05/01/2004 b            25,288
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2004          05/01/2004 b           102,241
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2005          05/01/2004 b             5,060
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2007          05/01/2004 b            25,297
-------------------------------------------------------------------------------------------------------------------------
     15,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2008          05/01/2004 b            15,178
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2009          05/01/2004 b            86,011
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2010          05/01/2004 b            45,535
-------------------------------------------------------------------------------------------------------------------------
  1,420,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2011          05/01/2004 b         1,460,044
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2012          05/01/2004 b            30,349
-------------------------------------------------------------------------------------------------------------------------
     60,000     NYS HFA (Nonprofit Hsg.)                 6.750       11/01/2013          05/01/2004 b            61,836
-------------------------------------------------------------------------------------------------------------------------
     11,000     NYS HFA (Nonprofit Hsg.)                 6.875       11/01/2010          05/01/2004 b            11,141
-------------------------------------------------------------------------------------------------------------------------
  1,335,000     NYS HFA (Nonprofit Hsg.)                 8.400       11/01/2004          05/01/2004 b         1,362,888
-------------------------------------------------------------------------------------------------------------------------
  1,455,000     NYS HFA (Nonprofit Hsg.)                 8.400       11/01/2005          05/01/2004 b         1,485,395
-------------------------------------------------------------------------------------------------------------------------
  1,570,000     NYS HFA (Nonprofit Hsg.)                 8.400       11/01/2006          05/01/2004 b         1,602,797



                   34 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                             EFFECTIVE
  PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
     AMOUNT                                              COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,710,000     NYS HFA (Nonprofit Hsg.)                  8.400%      11/01/2007          05/01/2004 b     $   1,745,722
--------------------------------------------------------------------------------------------------------------------------
  1,865,000     NYS HFA (Nonprofit Hsg.)                  8.400       11/01/2008          05/01/2004 b         1,931,208
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     NYS HFA (NYC Health Facilities)           6.000       11/01/2006          11/01/2006           4,397,560
--------------------------------------------------------------------------------------------------------------------------
  1,435,000     NYS HFA (NYC Health Facilities)           6.000       05/01/2007          05/01/2007           1,573,650
--------------------------------------------------------------------------------------------------------------------------
  4,165,000     NYS HFA (NYC Health Facilities)           6.000       05/01/2008          05/01/2006 b         4,537,184
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     NYS HFA (NYC Health Facilities)           6.375       11/01/2004          11/01/2004           2,081,040
--------------------------------------------------------------------------------------------------------------------------
    175,000     NYS HFA (Phillips Village)                6.900       02/15/2004          02/15/2004             175,842
--------------------------------------------------------------------------------------------------------------------------
     85,000     NYS HFA (Phillips Village)                6.900       08/15/2004          08/15/2004              87,054
--------------------------------------------------------------------------------------------------------------------------
  2,400,000     NYS HFA (Phillips Village)                7.750       08/15/2017          02/15/2005 b         2,538,696
--------------------------------------------------------------------------------------------------------------------------
    160,000     NYS HFA (Service Contract)                5.500       09/15/2022 s        03/15/2010 b           172,574
--------------------------------------------------------------------------------------------------------------------------
  9,580,000     NYS HFA (Service Contract)                6.000       03/15/2026          09/15/2006 b        10,847,530
--------------------------------------------------------------------------------------------------------------------------
    550,000     NYS HFA (Service Contract)                6.000       03/15/2026          09/15/2006 b           609,307
--------------------------------------------------------------------------------------------------------------------------
    360,000     NYS HFA (Simeon Dewitt)                   8.000       11/01/2018 s        05/01/2004 c           378,990
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS HFA, Series A                         5.800       11/01/2009          05/01/2006 b            21,467
--------------------------------------------------------------------------------------------------------------------------
     45,000     NYS HFA, Series A                         5.875       11/01/2010          05/01/2006              48,403
--------------------------------------------------------------------------------------------------------------------------
  2,160,000     NYS HFA, Series A                         6.100       11/01/2015 s        05/01/2008 b         2,286,814
--------------------------------------------------------------------------------------------------------------------------
  4,490,000     NYS HFA, Series A                         6.125       11/01/2020 s        05/01/2006 b         4,756,616
--------------------------------------------------------------------------------------------------------------------------
     65,000     NYS LGAC                                  5.000       04/01/2021 s        04/01/2005 b            66,160
--------------------------------------------------------------------------------------------------------------------------
     55,000     NYS LGAC                                  5.250       04/01/2019          04/01/2004 b            56,288
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS LGAC                                  5.375       04/01/2016          04/01/2007 b            27,320
--------------------------------------------------------------------------------------------------------------------------
 11,415,000     NYS LGAC                                  5.400       04/01/2015          04/01/2007 b        12,498,169
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     NYS LGAC                                  5.500       04/01/2008          04/01/2008           2,547,158
--------------------------------------------------------------------------------------------------------------------------
     10,000     NYS LGAC, Series A                        5.250       04/01/2019          04/01/2004 b            10,236
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS LGAC, Series A                        5.375       04/01/2014 s        04/01/2004 b             5,129
--------------------------------------------------------------------------------------------------------------------------
     60,000     NYS LGAC, Series C                        5.000       04/01/2021          04/01/2004 b            61,071
--------------------------------------------------------------------------------------------------------------------------
     90,000     NYS LGAC, Series D                        5.000       04/01/2023          04/01/2004 b            90,711
--------------------------------------------------------------------------------------------------------------------------
     30,000     NYS LGAC, Series D                        5.000       04/01/2023          04/01/2004 b            30,298
--------------------------------------------------------------------------------------------------------------------------
     35,000     NYS LGAC, Series D                        5.000       04/01/2023          04/01/2004 b            35,271
--------------------------------------------------------------------------------------------------------------------------
    505,000     NYS LGSC (SCSB) i                         6.375       12/15/2009          08/10/2007 c           515,711
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Beth Israel Medical Center)  5.000       11/01/2013          05/01/2004 b            25,573
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Beth Israel Medical Center)  6.000       11/01/2012          11/01/2004 b             5,286
----------------------------------------------------------------------------------------------------------------------------
    605,000     NYS Medcare (Beth Israel Medical Center)  7.125       11/01/2006 s        05/01/2004 b           607,741
----------------------------------------------------------------------------------------------------------------------------
    545,000     NYS Medcare (Beth Israel Medical Center)  7.200       11/01/2014 s        05/01/2004 b           547,502
--------------------------------------------------------------------------------------------------------------------------
    115,000     NYS Medcare (Beth Israel Medical Center)  7.400       11/01/2004 s        05/01/2004 b           117,323
--------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare
                (Brookdale Family Care Centers)           6.375       11/15/2019          11/15/2005 b            93,657
--------------------------------------------------------------------------------------------------------------------------
  8,270,000     NYS Medcare (Buffalo General Hospital)    6.000       08/15/2014 s        08/15/2004 b         8,647,608
--------------------------------------------------------------------------------------------------------------------------
    420,000     NYS Medcare (Buffalo General Hospital)    6.125       08/15/2024          08/15/2006 b           440,122
--------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Central Suffolk Hospital)    5.875       11/01/2005          11/01/2004 b             5,033
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     NYS Medcare (FHA Insured Mtg.)            6.050       02/15/2015          08/15/2005 b         3,245,130
--------------------------------------------------------------------------------------------------------------------------
    800,000     NYS Medcare (Healthcare)                  6.350       11/01/2014 s        05/01/2004 b           835,640
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Hospital & Nursing Home)     5.400       08/15/2033 s        08/15/2004 b            25,570
--------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Hospital & Nursing Home)     5.500       02/15/2022          02/15/2004 b            25,589
--------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Hospital & Nursing Home)     5.800       02/15/2007          02/15/2004 b            20,502
--------------------------------------------------------------------------------------------------------------------------
    500,000     NYS Medcare (Hospital & Nursing Home)     5.950       08/15/2009          02/15/2004 b           502,825



                   35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    55,000     NYS Medcare (Hospital & Nursing Home)    6.100%      02/15/2033 s        02/15/2004 b      $     56,023
-------------------------------------------------------------------------------------------------------------------------
     70,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2014          02/15/2004 a            71,644
-------------------------------------------------------------------------------------------------------------------------
    890,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2014 s        02/15/2006 b           925,742
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2015 s        02/15/2006 b             5,525
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (Hospital & Nursing Home)    6.125       02/15/2015 s        02/15/2006 b            21,271
-------------------------------------------------------------------------------------------------------------------------
  2,260,000     NYS Medcare (Hospital & Nursing Home)    6.200       08/15/2013          02/15/2004 b         2,313,743
-------------------------------------------------------------------------------------------------------------------------
  1,855,000     NYS Medcare (Hospital & Nursing Home)    6.200       02/15/2021          02/15/2004 b         1,902,154
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare (Hospital & Nursing Home)    6.200       08/15/2022          02/15/2004 b            88,766
-------------------------------------------------------------------------------------------------------------------------
  1,435,000     NYS Medcare (Hospital & Nursing Home)    6.200       02/15/2028 s        02/15/2005 b         1,529,050
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS Medcare (Hospital & Nursing Home)    6.250       08/15/2012 s        08/15/2004 a           154,854
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS Medcare (Hospital & Nursing Home)    6.250       02/15/2015          08/15/2005 b            81,316
-------------------------------------------------------------------------------------------------------------------------
    200,000     NYS Medcare (Hospital & Nursing Home)    6.250       02/15/2027          02/15/2004 b           205,096
-------------------------------------------------------------------------------------------------------------------------
    150,000     NYS Medcare (Hospital & Nursing Home)    6.850       02/15/2012 s        02/15/2004 b           150,936
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare (Hospital & Nursing Home)    7.000       08/15/2032          08/15/2004 b            50,734
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS Medcare (Hospital & Nursing Home)    7.300       08/15/2011          02/15/2004 b            75,356
-------------------------------------------------------------------------------------------------------------------------
    310,000     NYS Medcare (Hospital & Nursing Home)    7.350       02/15/2029          02/15/2004 b           311,454
-------------------------------------------------------------------------------------------------------------------------
    245,000     NYS Medcare (Hospital & Nursing Home)    7.350       02/15/2029          02/15/2004 b           255,927
-------------------------------------------------------------------------------------------------------------------------
    760,000     NYS Medcare (Hospital & Nursing Home)    7.400       11/01/2016 s        05/01/2004 b           794,200
-------------------------------------------------------------------------------------------------------------------------
  5,425,000     NYS Medcare (Hospital & Nursing Home)    7.450       08/15/2031          02/15/2004 a         5,647,968
-------------------------------------------------------------------------------------------------------------------------
  1,155,000     NYS Medcare (Hospital & Nursing Home)    9.375       11/01/2016 s        05/01/2004 b         1,217,486
-------------------------------------------------------------------------------------------------------------------------
    335,000     NYS Medcare (Hospital & Nursing Home)   10.000       11/01/2006 s        05/01/2004 b           354,547
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Insured Mtg. Nursing)       6.150       02/15/2025          02/15/2005 b            10,625
-------------------------------------------------------------------------------------------------------------------------
     95,000     NYS Medcare (Long Term Health Care)      6.100       11/01/2004          05/01/2004 b            96,337
-------------------------------------------------------------------------------------------------------------------------
    240,000     NYS Medcare (Long Term Health Care)      6.400       11/01/2014 s        05/01/2004 b           243,379
-------------------------------------------------------------------------------------------------------------------------
  1,865,000     NYS Medcare (Long Term Health Care)      6.450       11/01/2014 s        05/01/2004 b         1,891,352
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Medcare (Long Term Health Care)      6.700       11/01/2007          05/01/2004 b            45,651
-------------------------------------------------------------------------------------------------------------------------
  1,150,000     NYS Medcare (Long Term Health Care)      6.800       11/01/2014 s        05/01/2004 b         1,166,583
-------------------------------------------------------------------------------------------------------------------------
    130,000     NYS Medcare (Long Term Health Care)      7.100       11/01/2012 s        05/01/2004 b           130,608
-------------------------------------------------------------------------------------------------------------------------
    125,000     NYS Medcare (Long Term Health Care)      7.300       11/01/2005 s        05/01/2004 b           125,618
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare (Long Term Health Care)      7.375       11/01/2011 s        05/01/2004 b            51,290
-------------------------------------------------------------------------------------------------------------------------
    130,000     NYS Medcare (Mental Health)              5.250       08/15/2014          02/15/2004 b           133,257
-------------------------------------------------------------------------------------------------------------------------
    110,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2006 b           112,756
-------------------------------------------------------------------------------------------------------------------------
    820,000     NYS Medcare (Mental Health)              5.250       02/15/2019 s        02/15/2004 b           840,541
-------------------------------------------------------------------------------------------------------------------------
    165,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2004 b           169,133
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2004 b            25,626
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2006 b            30,752
-------------------------------------------------------------------------------------------------------------------------
     80,000     NYS Medcare (Mental Health)              5.250       02/15/2019          02/15/2004 b            82,004
-------------------------------------------------------------------------------------------------------------------------
    550,000     NYS Medcare (Mental Health)              5.250       02/15/2021          02/15/2004 b           563,778
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2004 b            10,251
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2004 b            25,626
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2004 b            41,002
-------------------------------------------------------------------------------------------------------------------------
    200,000     NYS Medcare (Mental Health)              5.250       08/15/2023          02/15/2005 b           205,010
-------------------------------------------------------------------------------------------------------------------------
    140,000     NYS Medcare (Mental Health)              5.375       02/15/2014          02/15/2004 b           143,528
-------------------------------------------------------------------------------------------------------------------------
    190,000     NYS Medcare (Mental Health)              5.375       02/15/2014          02/15/2004 b           194,788
-------------------------------------------------------------------------------------------------------------------------
  1,335,000     NYS Medcare (Mental Health)              5.375       02/15/2014          02/15/2004 b         1,368,642



                   36 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    30,000     NYS Medcare (Mental Health)              5.375%      08/15/2019          02/15/2004 b      $     30,756
-------------------------------------------------------------------------------------------------------------------------
    515,000     NYS Medcare (Mental Health)              5.500       08/15/2024 s        02/15/2006 b           527,566
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)              6.375       08/15/2014          08/15/2004 b             5,265
-------------------------------------------------------------------------------------------------------------------------
      5,000     NYS Medcare (Mental Health)              6.500       08/15/2024          08/15/2004 a             5,269
-------------------------------------------------------------------------------------------------------------------------
     85,000     NYS Medcare (Montefiore Medical Center)  5.700       02/15/2012          02/15/2007 b            90,504
-------------------------------------------------------------------------------------------------------------------------
  6,170,000     NYS Medcare (Montefiore Medical Center)  5.750       02/15/2025 s        02/15/2007 b         6,543,779
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (NY & Presbyterian Hospital) 5.250       08/15/2014          02/15/2004 b            25,615
-------------------------------------------------------------------------------------------------------------------------
    225,000     NYS Medcare (NY & Presbyterian Hospital) 5.375       02/15/2025          02/15/2004 b           230,443
-------------------------------------------------------------------------------------------------------------------------
    260,000     NYS Medcare (NY & Presbyterian Hospital) 5.500       08/15/2024 s        02/15/2004 b           266,344
-------------------------------------------------------------------------------------------------------------------------
  1,180,000     NYS Medcare
                (Our Lady of Mercy Medical Center)       6.250       08/15/2015 s        02/15/2005 b         1,226,516
-------------------------------------------------------------------------------------------------------------------------
     25,000     NYS Medcare (Our Lady of Victory
                Hospital)                                6.625       11/01/2016 s        05/01/2004 b            25,103
-------------------------------------------------------------------------------------------------------------------------
  6,390,000     NYS Medcare (Presbyterian Hospital)      5.250       08/15/2014          02/15/2004 b         6,549,558
-------------------------------------------------------------------------------------------------------------------------
  1,340,000     NYS Medcare (Presbyterian Hospital)      5.375       02/15/2025          02/15/2004 b         1,372,589
-------------------------------------------------------------------------------------------------------------------------
 10,245,000     NYS Medcare (Secured Hospital)           6.125       08/15/2013 s        02/15/2004 b        10,502,867
-------------------------------------------------------------------------------------------------------------------------
    180,000     NYS Medcare (Secured Hospital)           6.250       02/15/2024 s        02/15/2004 b           184,610
-------------------------------------------------------------------------------------------------------------------------
 12,845,000     NYS Medcare (St. Luke's Hospital)        5.600       08/15/2013 s        08/15/2005 b        13,333,110
-------------------------------------------------------------------------------------------------------------------------
    460,000     NYS Medcare (St. Luke's Hospital)        5.625       08/15/2018 s        08/15/2005 b           475,180
-------------------------------------------------------------------------------------------------------------------------
    685,000     NYS Medcare (St. Luke's Hospital)        5.625       08/15/2018          02/15/2004 b           703,975
-------------------------------------------------------------------------------------------------------------------------
    120,000     NYS Medcare (St. Luke's Hospital)        5.700       02/15/2029 s        02/15/2004 b           122,771
-------------------------------------------------------------------------------------------------------------------------
     65,000     NYS Medcare (St. Luke's Hospital)        5.700       02/15/2029          02/15/2004 b            66,507
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Medcare (St. Luke's Hospital)        5.700       02/15/2029          08/15/2004 b            20,464
-------------------------------------------------------------------------------------------------------------------------
  2,930,000     NYS Medcare (St. Luke's Hospital)        7.500       11/01/2011 s        05/01/2004 b         3,050,130
-------------------------------------------------------------------------------------------------------------------------
    100,000     NYS Medcare (St. Peter's Hospital)       5.375       11/01/2020          05/01/2004 b           102,283
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Medcare, Series F                    5.375       02/15/2014          02/15/2004 b            51,260
-------------------------------------------------------------------------------------------------------------------------
  2,405,000     NYS Muni Bond Bank Agency
                (Special Program-City of Buffalo)        6.875       03/15/2006 s        03/15/2004 b         2,477,631
-------------------------------------------------------------------------------------------------------------------------
     40,000     NYS Power Authority, Series A            5.000       11/15/2018          12/15/2005 b            42,185
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Power Authority, Series A            5.000       11/15/2019          12/15/2005 b            52,731
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Power Authority, Series F            5.500       01/01/2010          07/01/2004 a            11,010
-------------------------------------------------------------------------------------------------------------------------
    500,000     NYS Thruway Authority                    5.500       01/01/2017          01/01/2007 b           548,320
-------------------------------------------------------------------------------------------------------------------------
     45,000     NYS Thruway Authority Service Contract
                (Highway & Bridge)                       5.750       04/01/2016          04/01/2006 a            50,047
-------------------------------------------------------------------------------------------------------------------------
  1,015,000     NYS Thruway Authority Service Contract
                (Highway & Bridge)                       6.000       04/01/2011          04/01/2007 b         1,156,278
-------------------------------------------------------------------------------------------------------------------------
    250,000     NYS Thruway Authority, Series A          0.000 z     01/01/2005          01/01/2005             246,158
-------------------------------------------------------------------------------------------------------------------------
    385,000     NYS Thruway Authority, Series A          0.000 z     01/01/2006          01/01/2006             368,992
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Thruway Authority, Series A          5.500       04/01/2015          04/01/2005 a            53,686
-------------------------------------------------------------------------------------------------------------------------
     50,000     NYS Thruway Authority, Series B          5.000       01/01/2020 s        07/01/2004 b            51,130
-------------------------------------------------------------------------------------------------------------------------
    675,000     NYS Thruway Authority, Series E          5.250       01/01/2015          01/01/2008 b           737,303
-------------------------------------------------------------------------------------------------------------------------
     10,000     NYS Thurway Authority, Series B          5.125       04/01/2015 s        04/01/2005 b            10,571
-------------------------------------------------------------------------------------------------------------------------
     20,000     NYS Thurway Authority, Series C          5.250       04/01/2015          04/01/2008 b            21,984
-------------------------------------------------------------------------------------------------------------------------
     30,000     NYS UDC (Correctional Facilities)        0.000 z     01/01/2007          01/01/2007              27,874
-------------------------------------------------------------------------------------------------------------------------
     75,000     NYS UDC (Correctional Facilities)        5.000       01/01/2020 s        01/01/2008 b            79,205
-------------------------------------------------------------------------------------------------------------------------
  2,860,000     NYS UDC (Correctional Facilities)        5.375       01/01/2015          01/01/2008 b         3,135,161



                   37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
   PRINCIPAL                                                                                MATURITY*      MARKET VALUE
      AMOUNT                                            COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$     55,000     NYS UDC (Correctional Facilities)        5.500%      01/01/2025          01/01/2005 a      $     58,508
--------------------------------------------------------------------------------------------------------------------------
  10,000,000     NYS UDC (Correctional Facilities)        5.625       01/01/2017          01/01/2006 a        11,011,200
--------------------------------------------------------------------------------------------------------------------------
      10,000     NYS UDC (Correctional Facilities)        5.700       01/01/2016          01/01/2007 b            11,319
--------------------------------------------------------------------------------------------------------------------------
      25,000     NYS UDC (Correctional Facilities)        5.875       04/01/2007          04/01/2004 b            25,802
--------------------------------------------------------------------------------------------------------------------------
   5,000,000     NYS UDC (Correctional Facilities)        5.875       01/01/2019          01/01/2009 a         5,852,000
--------------------------------------------------------------------------------------------------------------------------
   5,000,000     NYS UDC (Personal Income Tax)            5.500       03/15/2021          03/15/2013 b         5,554,200
--------------------------------------------------------------------------------------------------------------------------
     995,000     NYS UDC (Senior Lien)                    5.375       07/01/2022          07/01/2006 b         1,085,545
--------------------------------------------------------------------------------------------------------------------------
  14,900,000     NYS UDC (Senior Lien)                    5.500       07/01/2016 s        07/01/2006 b        16,277,803
--------------------------------------------------------------------------------------------------------------------------
      65,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2005          06/24/2004 c            61,832
--------------------------------------------------------------------------------------------------------------------------
      25,000      NYS UDC (South Mall) CAB                0.000 z     01/01/2005          06/24/2004 c            23,793
--------------------------------------------------------------------------------------------------------------------------
 106,185,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2011          04/08/2008 c        74,654,426
--------------------------------------------------------------------------------------------------------------------------
   1,020,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2011          04/08/2008 c           720,110
--------------------------------------------------------------------------------------------------------------------------
     895,000     NYS UDC (South Mall) CAB                 0.000 z     01/01/2011          04/08/2008 c           629,239
--------------------------------------------------------------------------------------------------------------------------
       5,000     NYS UDC (Subordinated Lien)              5.500       07/01/2016          07/01/2008 b             5,442
--------------------------------------------------------------------------------------------------------------------------
   6,100,000     NYS UDC (Subordinated Lien)              5.500       07/01/2022 s        07/01/2008 b         6,606,361
--------------------------------------------------------------------------------------------------------------------------
   6,630,000     NYS UDC (Subordinated Lien)              5.600       07/01/2026 s        07/01/2008 b         7,147,405
--------------------------------------------------------------------------------------------------------------------------
      25,000     NYS UDC (Syracuse University Science
                 & Technology Center)                     5.500       01/01/2014          07/01/2004 b            25,330
--------------------------------------------------------------------------------------------------------------------------
     680,000     NYS UDC (Syracuse University)            5.500       01/01/2014          07/01/2004 b           689,160
--------------------------------------------------------------------------------------------------------------------------
     155,000     NYS UDC, Series A                        5.500       04/01/2016 s        04/01/2006 b           168,324
--------------------------------------------------------------------------------------------------------------------------
      15,000     NYS UDC, Series A                        5.500       04/01/2019          04/01/2006 b            16,289
--------------------------------------------------------------------------------------------------------------------------
   1,260,000     Oneida County IDA (Bonide Products)      5.750       11/01/2007          03/01/2006 c         1,253,826
--------------------------------------------------------------------------------------------------------------------------
   2,285,000     Oneida County IDA (Faxton Hospital)      6.625       01/01/2015 s        01/01/2010 b         2,656,678
--------------------------------------------------------------------------------------------------------------------------
     600,000     Oneida County IDA (Presbyterian Home)    6.100       06/01/2020          06/01/2010 b           656,526
--------------------------------------------------------------------------------------------------------------------------
   1,000,000     Oneida County IDA (Presbyterian Home)    6.250       06/01/2015          06/01/2010 b         1,126,390
--------------------------------------------------------------------------------------------------------------------------
   3,895,000     Oneida Healthcare Corp.                  5.500       02/01/2016 s        02/01/2013 b         4,237,565
--------------------------------------------------------------------------------------------------------------------------
   1,150,000     Oneida-Herkimer SWMA                     6.600       04/01/2004          04/01/2004           1,164,122
--------------------------------------------------------------------------------------------------------------------------
     155,000     Oneida-Herkimer SWMA                     6.750       04/01/2014 s        04/01/2005 b           157,404
--------------------------------------------------------------------------------------------------------------------------
      10,000     Oneonta Hsg. Devel. Corp.                5.450       07/01/2022 s        01/01/2006 b            10,164
--------------------------------------------------------------------------------------------------------------------------
     180,000     Onondaga County IDA (Coltec Industries)  7.250       06/01/2008 s        06/01/2004 b           183,501
--------------------------------------------------------------------------------------------------------------------------
     365,000     Onondaga County IDA (Coltec Industries)  9.875       10/01/2010          04/01/2004 b           382,885
--------------------------------------------------------------------------------------------------------------------------
   2,605,000     Onondaga County IDA (Le Moyne College)   5.000       12/01/2012          07/07/2010 g         2,778,337
--------------------------------------------------------------------------------------------------------------------------
     510,000     Onondaga County IDA (Le Moyne College)   5.500       03/01/2014          03/01/2009 b           537,540
--------------------------------------------------------------------------------------------------------------------------
  13,920,000     Onondaga County Res Rec                  5.000       05/01/2006          05/19/2005 c        13,851,096
--------------------------------------------------------------------------------------------------------------------------
  26,615,000     Onondaga County Res Rec                  5.000       05/01/2010          08/24/2008 c        25,565,837
--------------------------------------------------------------------------------------------------------------------------
     140,000     Orange County IDA
                 (Adult Homes at Erie Station)            6.000       08/01/2011          05/15/2008             139,478
--------------------------------------------------------------------------------------------------------------------------
     425,000     Orange County IDA (Glen Arden)           5.100       01/01/2004          01/01/2004             425,000
--------------------------------------------------------------------------------------------------------------------------
     210,000     Orange County IDA (Glen Arden)           5.350       01/01/2007          01/01/2007             213,074
--------------------------------------------------------------------------------------------------------------------------
     230,000     Orange County IDA (Glen Arden)           5.400       01/01/2008          01/01/2008             232,967
--------------------------------------------------------------------------------------------------------------------------
     295,000     Orange County IDA
                 (Kingston Manufacturing) i,t,u           7.250       11/01/2003          05/01/2004             159,300
--------------------------------------------------------------------------------------------------------------------------
      40,000     Orange County IDA (Mental Health)        6.000       05/01/2008          05/01/2006 b            43,460
--------------------------------------------------------------------------------------------------------------------------
      60,000     Orange County IDA (Mental Health)        6.125       05/01/2016 s        05/01/2008 b            63,344
--------------------------------------------------------------------------------------------------------------------------
   5,065,000     Orange County IDA (St. Luke's
                 Cornwall Hospital Obligated Group)       6.000       12/01/2016 s        12/01/2011 b         5,715,346



                   38 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$ 1,920,000     Orange County IDA (St. Luke's
                Cornwall Hospital Obligated Group)       6.000%      12/01/2016 s        12/01/2011 b     $   2,166,528
-------------------------------------------------------------------------------------------------------------------------
    200,000     Oswego County IDA (Seneca Hill Manor)    5.650       08/01/2037          08/01/2007 b           217,826
-------------------------------------------------------------------------------------------------------------------------
    580,000     Oswego County Res Rec                    6.500       06/01/2004          06/01/2004             591,606
-------------------------------------------------------------------------------------------------------------------------
  1,350,000     Otsego County IDA (Hartwick College)     6.000       07/01/2013          07/01/2012 b         1,429,623
-------------------------------------------------------------------------------------------------------------------------
  1,435,000     Otsego County IDA (Hartwick College)     6.000       07/01/2014          07/01/2012 b         1,507,539
-------------------------------------------------------------------------------------------------------------------------
  1,520,000     Otsego County IDA (Hartwick College)     6.000       07/01/2015          07/01/2012 b         1,585,193
-------------------------------------------------------------------------------------------------------------------------
  1,610,000     Otsego County IDA (Hartwick College)     6.000       07/01/2016          07/01/2012 b         1,670,166
-------------------------------------------------------------------------------------------------------------------------
     50,000     Philadelphia, NY GO                      7.500       12/15/2009          12/15/2009              61,567
-------------------------------------------------------------------------------------------------------------------------
 21,985,000     Port Authority NY/NJ (Delta Air Lines)   6.950       06/01/2008          06/01/2004 b        22,063,486
-------------------------------------------------------------------------------------------------------------------------
 52,470,000     Port Authority NY/NJ
                (JFK International Air Terminal)         5.750       12/01/2022 s        12/01/2007 b        58,940,600
-------------------------------------------------------------------------------------------------------------------------
  7,700,000     Port Authority NY/NJ
                (JFK International Air Terminal)         5.750       12/01/2025 s        12/01/2007 b         8,436,813
-------------------------------------------------------------------------------------------------------------------------
 28,990,000     Port Authority NY/NJ
                (JFK International Air Terminal)         5.900       12/01/2017 s        12/01/2007 b        32,737,537
-------------------------------------------------------------------------------------------------------------------------
  5,955,000     Port Authority NY/NJ
                (JFK International Air Terminal)         6.250       12/01/2010          12/01/2010           6,918,579
-------------------------------------------------------------------------------------------------------------------------
 13,275,000     Port Authority NY/NJ (KIAC)              6.750       10/01/2011          10/01/2006 b        13,870,118
-------------------------------------------------------------------------------------------------------------------------
 18,700,000     Port Authority NY/NJ (KIAC)              6.750       10/01/2019 s        10/01/2008 b        19,122,994
-------------------------------------------------------------------------------------------------------------------------
 12,100,000     Port Authority NY/NJ (KIAC)              7.000       10/01/2007          04/25/2006 c        12,659,020
-------------------------------------------------------------------------------------------------------------------------
     20,000     Port Authority NY/NJ, 100th Series       5.625       12/15/2010          06/15/2005 b            21,358
-------------------------------------------------------------------------------------------------------------------------
     15,000     Port Authority NY/NJ, 100th Series       5.750       12/15/2015          06/15/2005 b            15,956
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Authority NY/NJ, 100th Series       5.750       12/15/2020          06/15/2005 b            26,586
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Authority NY/NJ, 100th Series       5.750       06/15/2030          06/15/2005 b            26,548
-------------------------------------------------------------------------------------------------------------------------
    140,000     Port Authority NY/NJ, 100th Series       5.750       06/15/2030          06/15/2005 b           148,795
-------------------------------------------------------------------------------------------------------------------------
     70,000     Port Authority NY/NJ, 100th Series       5.750       06/15/2030          06/15/2005 b            74,397
-------------------------------------------------------------------------------------------------------------------------
    200,000     Port Authority NY/NJ, 101st Series       5.750       09/15/2015          09/15/2005 b           213,946
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     Port Authority NY/NJ, 104th Series       5.200       07/15/2017          01/15/2006 b         1,064,510
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     Port Authority NY/NJ, 105th Series       6.250       09/01/2006          03/01/2006 b         2,201,200
-------------------------------------------------------------------------------------------------------------------------
  3,425,000     Port Authority NY/NJ, 107th Series       5.250       10/15/2012          10/15/2006 b         3,581,797
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 107th Series       5.375       10/15/2016          10/15/2006 b            10,433
-------------------------------------------------------------------------------------------------------------------------
     35,000     Port Authority NY/NJ, 109th Series       5.375       07/15/2027          01/15/2007 b            37,272
-------------------------------------------------------------------------------------------------------------------------
     20,000     Port Authority NY/NJ, 110th Series       5.375       07/01/2017          07/01/2007 b            20,859
-------------------------------------------------------------------------------------------------------------------------
    225,000     Port Authority NY/NJ, 111th Series       5.000       10/01/2022 s        10/01/2007 b           234,641
-------------------------------------------------------------------------------------------------------------------------
     30,000     Port Authority NY/NJ, 112th Series       5.000       06/01/2018 s        10/01/2007 b            30,493
-------------------------------------------------------------------------------------------------------------------------
 10,000,000     Port Authority NY/NJ, 119th Series       5.250       09/15/2012          09/15/2006 b        10,819,200
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     Port Authority NY/NJ, 119th Series       5.500       09/15/2016          09/15/2006 b         1,086,910
-------------------------------------------------------------------------------------------------------------------------
    175,000     Port Authority NY/NJ, 119th Series       5.500       09/15/2019          09/15/2006 b           189,700
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     Port Authority NY/NJ, 122th Series       5.500       07/15/2011          07/15/2008 b         2,168,840
-------------------------------------------------------------------------------------------------------------------------
    500,000     Port Authority NY/NJ, 91st Series        5.125       11/15/2010          05/15/2004 b           506,595
-------------------------------------------------------------------------------------------------------------------------
    265,000     Port Authority NY/NJ, 91st Series        5.200       11/15/2016          11/16/2004 b           268,371
-------------------------------------------------------------------------------------------------------------------------
    875,000     Port Authority NY/NJ, 91st Series        5.200       11/15/2020          05/15/2004 b           884,441
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 92nd Series        5.000       07/15/2018          01/15/2004 b            10,125
-------------------------------------------------------------------------------------------------------------------------
     50,000     Port Authority NY/NJ, 92nd Series        5.625       07/15/2021          01/15/2004 b            50,655
-------------------------------------------------------------------------------------------------------------------------
    200,000     Port Authority NY/NJ, 94th Series        6.000       12/01/2015          12/01/2004 b           209,972



                   39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$    15,000     Port Authority NY/NJ, 94th Series        6.000%      12/01/2016          12/01/2004 b      $     15,734
-------------------------------------------------------------------------------------------------------------------------
    900,000     Port Authority NY/NJ, 95th Series        5.500       09/01/2012          03/01/2006 b           967,491
-------------------------------------------------------------------------------------------------------------------------
    110,000     Port Authority NY/NJ, 95th Series        5.700       07/15/2007          07/15/2004 b           112,993
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 95th Series        5.900       07/15/2010          07/15/2004 b            10,230
-------------------------------------------------------------------------------------------------------------------------
      5,000     Port Authority NY/NJ, 95th Series        6.000       07/15/2014          07/15/2004 b             5,165
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 95th Series        6.000       07/15/2015          07/16/2006 b            10,333
-------------------------------------------------------------------------------------------------------------------------
     65,000     Port Authority NY/NJ, 95th Series        6.125       07/15/2022          07/15/2004 b            67,207
-------------------------------------------------------------------------------------------------------------------------
  3,455,000     Port Authority NY/NJ, 95th Series        6.125       07/15/2029 s        07/15/2004 b         3,571,364
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Authority NY/NJ, 96th Series        6.400       10/01/2016          10/01/2004 b            26,167
-------------------------------------------------------------------------------------------------------------------------
  6,450,000     Port Authority NY/NJ, 96th Series        6.600       10/01/2023 s        10/01/2004 b         6,762,245
-------------------------------------------------------------------------------------------------------------------------
     10,000     Port Authority NY/NJ, 97th Series        6.500       07/15/2019          01/15/2005 b            10,576
-------------------------------------------------------------------------------------------------------------------------
  9,425,000     Port Authority NY/NJ, 98th Series        6.000       08/01/2011          02/01/2005 b         9,937,437
-------------------------------------------------------------------------------------------------------------------------
 10,710,000     Port Authority NY/NJ, 98th Series        6.125       08/01/2013          02/01/2005 b        11,301,192
-------------------------------------------------------------------------------------------------------------------------
 12,590,000     Port Authority NY/NJ, 98th Series        6.200       02/01/2015          02/01/2005 b        13,299,447
-------------------------------------------------------------------------------------------------------------------------
  7,665,000     Port Authority NY/NJ, 99th Series        5.900       11/01/2011          05/01/2005 b         8,133,638
-------------------------------------------------------------------------------------------------------------------------
    500,000     Port Chester Community Devel. Corp.
                (Section 8), Series A                    5.500       08/01/2017 s        08/01/2013 b           525,375
-------------------------------------------------------------------------------------------------------------------------
    400,000     Port Chester Community Devel. Corp.
-------------------------------------------------------------------------------------------------------------------------
                (Section 8), Series A                    5.600       02/01/2024          08/01/2004 b           420,176
-------------------------------------------------------------------------------------------------------------------------
     45,000     Port Chester IDA (Nadel Industries)      6.750       02/01/2006          02/16/2005 c            47,267
-------------------------------------------------------------------------------------------------------------------------
     25,000     Port Chester IDA (Nadel Industries)      7.000       02/01/2016          02/01/2008 a            28,533
-------------------------------------------------------------------------------------------------------------------------
  1,690,000     Poughkeepsie IDA
                (Eastman & Bixby Redevelopment Corp.)    5.900       08/01/2020          09/05/2009 g         1,820,755
-------------------------------------------------------------------------------------------------------------------------
    750,000     Putnam County IDA (Brewster Plastics)    7.375       12/01/2008          01/18/2007 c           753,578
-------------------------------------------------------------------------------------------------------------------------
  1,790,000     Rensselaer County Tobacco Asset
                Securitization Corp.                     5.200       06/01/2025          10/01/2009 c         1,684,855
-------------------------------------------------------------------------------------------------------------------------
    130,000     Rensselaer Hsg. Authority (Renwyck)      7.650       01/01/2011          07/01/2004 b           132,809
-------------------------------------------------------------------------------------------------------------------------
    395,000     Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)         6.250       06/01/2004          06/01/2004             396,248
-------------------------------------------------------------------------------------------------------------------------
     60,000     Rensselaer Municipal Leasing Corp.
                (Rensselaer County Nursing Home)         6.900       06/01/2024          06/01/2006 b            61,317
-------------------------------------------------------------------------------------------------------------------------
  1,700,000     Riverhead HDC (Riverpointe Apartments)   5.850       08/01/2010          06/27/2008 g         1,720,043
-------------------------------------------------------------------------------------------------------------------------
    795,000     Rochester Hsg. Authority
                (Crossroads Apartments)                  7.300       07/01/2005          10/07/2004 c           797,226
-------------------------------------------------------------------------------------------------------------------------
  6,000,000     Rochester Hsg. Authority
                (Crossroads Apartments)                  7.700       01/01/2017 s        07/24/2012 c         5,927,460
-------------------------------------------------------------------------------------------------------------------------
    470,000     Rochester Hsg. Authority
                (Stonewood Village)                      5.900       09/01/2009          04/25/2007 c           464,999
-------------------------------------------------------------------------------------------------------------------------
 11,200,000     Rockland County Tobacco Asset
                Securitization Corp.                     5.500       08/15/2025          06/12/2012 c        10,313,520
-------------------------------------------------------------------------------------------------------------------------
    270,000     Rockland Gardens Hsg. Corp.             10.500       05/01/2011          05/01/2004 b           273,753
-------------------------------------------------------------------------------------------------------------------------
    280,000     Rome Hsg. Corp.                          7.000       01/01/2026 s        07/01/2004 b           282,517
-------------------------------------------------------------------------------------------------------------------------
    225,000     Roxbury CSD GO                           6.400       06/15/2010          06/15/2005 b           238,064
-------------------------------------------------------------------------------------------------------------------------
    235,000     Roxbury CSD GO                           6.400       06/15/2011          06/15/2005 b           247,676
-------------------------------------------------------------------------------------------------------------------------
  1,725,000     Saratoga County IDA
                (Saratoga Hospital/Saratoga Care/
                Benedict Community Health Center)        5.750       12/01/2023          12/01/2005 b         1,855,082



                   40 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                            EFFECTIVE
 PRINCIPAL                                                                                  MATURITY*      MARKET VALUE
    AMOUNT                                              COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$6,540,000      Saratoga County IDA
                (Saratoga Hospital/Saratoga Care/
                Benedict Community Health Center)        5.750%      12/01/2033          12/01/2005 b     $   7,033,181
-------------------------------------------------------------------------------------------------------------------------
   770,000      Saratoga County IDA (Saratoga Sheraton)  6.750       12/31/2007          08/17/2005 c           758,635
-------------------------------------------------------------------------------------------------------------------------
 7,000,000      Schenectady Tax Anticipation Notes       6.250       12/30/2004          12/30/2004           7,000,350
-------------------------------------------------------------------------------------------------------------------------
   220,000      Schuyler County IDA (Cargill)            7.900       04/01/2007          03/01/2004 b           226,952
-------------------------------------------------------------------------------------------------------------------------
    25,000      Scotia GO                                6.100       01/15/2012          01/15/2004 b            25,850
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 37-A                      5.750       04/01/2005          06/06/2004 b            20,717
-------------------------------------------------------------------------------------------------------------------------
 8,745,000      SONYMA, Series 24                        6.050       04/01/2020 s        07/01/2010 b         9,192,831
-------------------------------------------------------------------------------------------------------------------------
    55,000      SONYMA, Series 27                        5.650       04/01/2015 s        10/01/2005 b            56,158
-------------------------------------------------------------------------------------------------------------------------
 3,600,000      SONYMA, Series 27                        5.800       10/01/2020 s        04/01/2010 b         3,871,584
-------------------------------------------------------------------------------------------------------------------------
   130,000      SONYMA, Series 27                        5.875       04/01/2030 s        04/01/2010 b           141,071
-------------------------------------------------------------------------------------------------------------------------
 8,125,000      SONYMA, Series 29                        5.400       10/01/2022 s        10/01/2010 b         8,455,850
-------------------------------------------------------------------------------------------------------------------------
    50,000      SONYMA, Series 29-A                      6.100       10/01/2015          04/01/2006 b            52,588
-------------------------------------------------------------------------------------------------------------------------
 5,535,000      SONYMA, Series 29-C                      5.600       04/01/2015 s        03/01/2006 b         5,651,622
-------------------------------------------------------------------------------------------------------------------------
   175,000      SONYMA, Series 29-C                      5.650       04/01/2015          04/01/2004 b           178,693
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 30                        5.800       10/01/2025          02/01/2006 b            20,358
-------------------------------------------------------------------------------------------------------------------------
    30,000      SONYMA, Series 30-C                      5.500       04/01/2019 s        04/01/2004 b            30,482
-------------------------------------------------------------------------------------------------------------------------
   170,000      SONYMA, Series 30-C                      5.850       10/01/2025 s        10/01/2005 b           172,696
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 30-C1                     5.850       10/01/2025          10/01/2005 b            20,334
-------------------------------------------------------------------------------------------------------------------------
    65,000      SONYMA, Series 30-C2                     5.800       10/01/2025          02/01/2006 b            66,163
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 31A                       5.375       10/01/2017          10/01/2004 b            20,391
-------------------------------------------------------------------------------------------------------------------------
    25,000      SONYMA, Series 33                        5.300       10/01/2012          03/01/2004 b            25,532
-------------------------------------------------------------------------------------------------------------------------
    25,000      SONYMA, Series 33                        5.400       10/01/2017          03/01/2004 b            25,671
-------------------------------------------------------------------------------------------------------------------------
    40,000      SONYMA, Series 33                        5.400       10/10/2017          03/01/2004 b            41,080
-------------------------------------------------------------------------------------------------------------------------
     5,000      SONYMA, Series 34                        5.550       09/30/2025 s        03/01/2006 b             5,069
-------------------------------------------------------------------------------------------------------------------------
   100,000      SONYMA, Series 39                        5.750       10/01/2010 s        04/01/2006 b           102,471
-------------------------------------------------------------------------------------------------------------------------
   260,000      SONYMA, Series 39                        6.000       10/01/2017 s        04/01/2006 b           266,154
-------------------------------------------------------------------------------------------------------------------------
    45,000      SONYMA, Series 41-A                      6.050       10/01/2007          06/01/2004 b            46,429
-------------------------------------------------------------------------------------------------------------------------
    55,000      SONYMA, Series 41-B                      6.250       10/01/2014 s        08/01/2006 b            56,677
-------------------------------------------------------------------------------------------------------------------------
     5,000      SONYMA, Series 43                        5.900       04/01/2007          09/01/2004 b             5,199
-------------------------------------------------------------------------------------------------------------------------
    50,000      SONYMA, Series 48                        6.000       04/01/2013          06/29/2007 b            52,089
-------------------------------------------------------------------------------------------------------------------------
    20,000      SONYMA, Series 48                        6.000       04/01/2013 s        06/29/2007 b            20,836
-------------------------------------------------------------------------------------------------------------------------
   135,000      SONYMA, Series 48                        6.050       04/01/2017 s        06/29/2007 b           140,374
-------------------------------------------------------------------------------------------------------------------------
   190,000      SONYMA, Series 48                        6.100       04/01/2025 s        06/29/2007 b           196,876
-------------------------------------------------------------------------------------------------------------------------
   120,000      SONYMA, Series 48                        6.100       04/01/2025 s        06/29/2007 b           124,343
-------------------------------------------------------------------------------------------------------------------------
   285,000      SONYMA, Series 49                        5.800       10/01/2013          06/29/2005 b           297,212
-------------------------------------------------------------------------------------------------------------------------
   380,000      SONYMA, Series 50                        6.250       04/01/2010          09/13/2007 b           385,708
-------------------------------------------------------------------------------------------------------------------------
   285,000      SONYMA, Series 52                        6.100       04/01/2026 s        01/04/2008 b           296,771
-------------------------------------------------------------------------------------------------------------------------
    50,000      SONYMA, Series 53                        5.750       10/01/2011 s        01/04/2008 b            52,756
-------------------------------------------------------------------------------------------------------------------------
   100,000      SONYMA, Series 53                        5.900       10/01/2017          01/04/2006 b           104,849
-------------------------------------------------------------------------------------------------------------------------
   595,000      SONYMA, Series 54                        6.100       10/01/2015          04/01/2006 b           625,791
-------------------------------------------------------------------------------------------------------------------------
    85,000      SONYMA, Series 55                        5.950       10/01/2017 s        04/01/2006 b            89,610
-------------------------------------------------------------------------------------------------------------------------
    10,000      SONYMA, Series 56                        5.875       10/01/2019 s        07/01/2008 b            10,093



                   41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 NEW YORK Continued
$   100,000     SONYMA, Series 60                        6.000%      10/01/2022 s        01/01/2009 b      $    105,223
-------------------------------------------------------------------------------------------------------------------------
    285,000     SONYMA, Series 63                        6.000       04/01/2017 s        04/01/2009 b           302,257
-------------------------------------------------------------------------------------------------------------------------
     10,000     SONYMA, Series 64                        5.800       10/01/2017          04/01/2007 b            10,634
-------------------------------------------------------------------------------------------------------------------------
     50,000     SONYMA, Series 64                        5.900       10/01/2027 s        04/01/2009 b            52,603
-------------------------------------------------------------------------------------------------------------------------
    150,000     SONYMA, Series 66                        5.600       10/01/2017          07/01/2007 b           159,258
-------------------------------------------------------------------------------------------------------------------------
    100,000     SONYMA, Series 67                        5.600       10/01/2014 s        09/01/2009 b           105,958
-------------------------------------------------------------------------------------------------------------------------
  1,040,000     SONYMA, Series 67                        5.700       10/01/2017 s        09/01/2007 b         1,104,355
-------------------------------------------------------------------------------------------------------------------------
    185,000     SONYMA, Series 67                        5.800       10/01/2028 s        09/01/2009 b           195,791
-------------------------------------------------------------------------------------------------------------------------
    705,000     SONYMA, Series 70                        5.375       10/01/2017 s        03/01/2010 b           740,870
-------------------------------------------------------------------------------------------------------------------------
    250,000     SONYMA, Series 73-B                      5.450       10/01/2024 s        09/30/2009 b           258,768
-------------------------------------------------------------------------------------------------------------------------
      5,000     SONYMA, Series 73-B                      5.850       10/01/2018          09/30/2009 b             5,364
-------------------------------------------------------------------------------------------------------------------------
     30,000     SONYMA, Series 77                        5.900       04/01/2013          11/23/2009 b            31,310
-------------------------------------------------------------------------------------------------------------------------
  1,025,000     SONYMA, Series 78-B                      5.900       10/01/2015          11/23/2009 b         1,088,735
-------------------------------------------------------------------------------------------------------------------------
    140,000     SONYMA, Series 80                        5.100       10/01/2017 s        03/01/2009 b           147,126
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     SONYMA, Series 82                        5.550       10/01/2019 s        10/01/2009 b         5,251,150
-------------------------------------------------------------------------------------------------------------------------
 25,000,000     SONYMA, Series 83                        5.450       04/01/2018 s        10/01/2009 b        26,458,250
-------------------------------------------------------------------------------------------------------------------------
     45,000     SONYMA, Series 83                        5.550       10/01/2027          10/01/2009 b            46,907
-------------------------------------------------------------------------------------------------------------------------
    120,000     SONYMA, Series 84                        5.900       04/01/2022 s        09/01/2009 b           127,016
-------------------------------------------------------------------------------------------------------------------------
  7,490,000     SONYMA, Series 84                        5.950       04/01/2030 s        09/01/2009 b         7,883,525
-------------------------------------------------------------------------------------------------------------------------
    930,000     SONYMA, Series 90                        5.750       10/01/2021          10/01/2004 g           934,371
-------------------------------------------------------------------------------------------------------------------------
    100,000     SONYMA, Series 93                        5.800       04/01/2013          10/01/2009 b           108,756
-------------------------------------------------------------------------------------------------------------------------
 19,980,000     SONYMA, Series 94                        5.900       10/01/2030 s        04/01/2010 b        21,073,505
-------------------------------------------------------------------------------------------------------------------------
  2,000,000     SONYMA, Series 95                        5.500       10/01/2017 s        04/01/2010 b         2,135,260
-------------------------------------------------------------------------------------------------------------------------
  6,100,000     SONYMA, Series 97                        5.400       10/01/2021 s        04/01/2011 b         6,378,404
-------------------------------------------------------------------------------------------------------------------------
     85,000     Springville HDC (Springbrook)            5.950       01/01/2010          07/18/2007 g            86,884
-------------------------------------------------------------------------------------------------------------------------
    620,000     St. Lawrence IDA (PACES)                 5.875       06/30/2007          01/27/2006 c           609,764
-------------------------------------------------------------------------------------------------------------------------
     35,000     Suffolk County GO                        5.000       10/15/2020          10/15/2005 b            35,792
-------------------------------------------------------------------------------------------------------------------------
    660,000     Suffolk County IDA (ACLD)                5.750       03/01/2006          03/12/2005 c           659,234
-------------------------------------------------------------------------------------------------------------------------
    940,000     Suffolk County IDA (ALIA--CCDRCA)        7.000       06/01/2016          05/07/2010 g           985,411
-------------------------------------------------------------------------------------------------------------------------
  1,135,000     Suffolk County IDA (ALIA--FREE)          7.000       06/01/2016          05/08/2010 g         1,189,832
-------------------------------------------------------------------------------------------------------------------------
    940,000     Suffolk County IDA (ALIA--IGHL)          6.500       12/01/2013          05/07/2010             943,873
-------------------------------------------------------------------------------------------------------------------------
    535,000     Suffolk County IDA (ALIA--WORCA)         7.000       06/01/2016          05/05/2010 g           560,846
-------------------------------------------------------------------------------------------------------------------------
     25,000     Suffolk County IDA (Dowling College)     6.400       12/01/2005          12/01/2005              25,519
-------------------------------------------------------------------------------------------------------------------------
    240,000     Suffolk County IDA (Dowling College)     6.500       12/01/2006          12/01/2006             244,788
-------------------------------------------------------------------------------------------------------------------------
     50,000     Suffolk County IDA (Dowling College)     6.625       06/01/2024          12/29/2016 c            49,446
-------------------------------------------------------------------------------------------------------------------------
    575,000     Suffolk County IDA
                (Family Residences), Series A            6.375       12/01/2018          10/20/2012             577,616
-------------------------------------------------------------------------------------------------------------------------
  3,760,000     Suffolk County IDA
                (Family Residences), Series A            6.375       12/01/2018          01/12/2013           3,777,108
-------------------------------------------------------------------------------------------------------------------------
  1,365,000     Suffolk County IDA
                (Huntington First Aid Squad)             6.025       11/01/2008          12/15/2006 c         1,381,462
-------------------------------------------------------------------------------------------------------------------------
    290,000     Suffolk County IDA
                (Mattituck-Laurel Library)               6.000       09/01/2019 s        09/01/2010 b           339,210
-------------------------------------------------------------------------------------------------------------------------
    165,000     Suffolk County IDA
                (Peconic Landing Retirement Home)        7.000       10/01/2030          10/01/2005 d           164,815


                   42 | LIMITED TERM NEW YORK MUNICIPAL FUND


                                                                                              EFFECTIVE
  PRINCIPAL                                                                                   MATURITY*      MARKET VALUE
     AMOUNT                                               COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   250,000     Suffolk County IDA (Rimland Facilities) i  3.000% v    12/01/2004          09/04/2004 c      $    249,375
---------------------------------------------------------------------------------------------------------------------------
    100,000     Suffolk County Water Authority             5.750       06/01/2010          06/01/2004 b           101,876
---------------------------------------------------------------------------------------------------------------------------
     30,000     Sullivan County GO                         5.100       03/15/2011          03/15/2004 b            30,535
---------------------------------------------------------------------------------------------------------------------------
     40,000     Syracuse GO, Series A                      6.000       02/01/2014 s        02/01/2004 b            40,963
---------------------------------------------------------------------------------------------------------------------------
     75,000     Syracuse GO, Series B                      6.000       02/01/2009          02/01/2004 b            76,774
---------------------------------------------------------------------------------------------------------------------------
  2,470,000     Syracuse IDA (Crouse Irving
                Health Hospital) i                         5.125       01/01/2009          08/26/2006 c         1,809,818
---------------------------------------------------------------------------------------------------------------------------
    185,000     Syracuse IDA (One Center Armory Garage)    6.750       12/01/2017          12/01/2004 b           190,458
---------------------------------------------------------------------------------------------------------------------------
    970,000     Syracuse SCHC (East Hill Village
                Apartments)                                6.125       11/01/2010          11/11/2007 c           953,743
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.000       06/01/2011          06/01/2006 b         1,040,450
---------------------------------------------------------------------------------------------------------------------------
  4,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.250       06/01/2012          06/01/2006 b         4,175,360
---------------------------------------------------------------------------------------------------------------------------
 11,405,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.250       06/01/2013          06/01/2008 b        12,078,351
---------------------------------------------------------------------------------------------------------------------------
 26,540,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.250       06/01/2021          06/01/2013 b        28,231,394
---------------------------------------------------------------------------------------------------------------------------
  5,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2014          06/01/2009 b         5,390,850
---------------------------------------------------------------------------------------------------------------------------
  8,250,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2015          06/01/2010 b         9,044,145
---------------------------------------------------------------------------------------------------------------------------
 11,900,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2016          06/01/2008 b        12,723,837
---------------------------------------------------------------------------------------------------------------------------
  5,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2017          06/01/2011 b         5,352,800
---------------------------------------------------------------------------------------------------------------------------
 21,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2018          06/01/2012 b        22,464,540
---------------------------------------------------------------------------------------------------------------------------
 20,500,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2019          06/01/2013 b        21,969,235
---------------------------------------------------------------------------------------------------------------------------
  1,000,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2020          06/01/2013 b         1,069,300
---------------------------------------------------------------------------------------------------------------------------
 18,395,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2021          06/01/2013 b        19,597,297
---------------------------------------------------------------------------------------------------------------------------
 27,465,000     Tobacco Settlement Financing Corp.
                (TASC)                                     5.500       06/01/2022          06/01/2013 b        29,195,570
---------------------------------------------------------------------------------------------------------------------------
    900,000     Tompkins County IDA (Kendall at Ithaca)    5.750       07/01/2018          07/01/2008 b           932,760
---------------------------------------------------------------------------------------------------------------------------
  2,000,000     Tompkins County IDA (Kendall at Ithaca)    6.000       07/01/2024          07/01/2008 b         2,082,160
---------------------------------------------------------------------------------------------------------------------------
    290,000     Tompkins Healthcare Corp.
                (Reconstruction Home)                     10.800       02/01/2028 s        02/01/2005 b           331,464
---------------------------------------------------------------------------------------------------------------------------
  2,680,000     Tonawanda HDC (Tonawanda Towers)           6.150       10/01/2011          01/13/2008 g         2,725,024
---------------------------------------------------------------------------------------------------------------------------
    580,000     TSASC, Inc. (TFABs)                        3.750       07/15/2008          07/15/2008           567,924
---------------------------------------------------------------------------------------------------------------------------
    500,000     TSASC, Inc. (TFABs)                        5.125       07/15/2009          07/15/2004 e           512,355
---------------------------------------------------------------------------------------------------------------------------
  2,325,000     TSASC, Inc. (TFABs)                        5.250       07/15/2011          07/15/2005 e         2,392,541
---------------------------------------------------------------------------------------------------------------------------
  2,150,000     TSASC, Inc. (TFABs)                        5.375       07/15/2011          07/15/2006 e         2,223,122
---------------------------------------------------------------------------------------------------------------------------
  2,440,000     TSASC, Inc. (TFABs)                        5.375       07/15/2012          07/15/2006 e         2,533,989
---------------------------------------------------------------------------------------------------------------------------
    225,000     TSASC, Inc. (TFABs)                        5.400       07/15/2012          07/15/2007 e           233,658
---------------------------------------------------------------------------------------------------------------------------
  2,825,000     TSASC, Inc. (TFABs)                        5.500       07/15/2013          07/15/2007 e         2,946,080
---------------------------------------------------------------------------------------------------------------------------
 41,710,000     TSASC, Inc. (TFABs)                        5.500       07/15/2024          08/22/2013 c        41,268,708
---------------------------------------------------------------------------------------------------------------------------
  2,800,000     TSASC, Inc. (TFABs)                        5.700       07/15/2014          07/15/2009 b         2,886,240
---------------------------------------------------------------------------------------------------------------------------
  1,645,000     TSASC, Inc. (TFABs)                        5.875       07/15/2016          07/15/2009 b         1,702,246
---------------------------------------------------------------------------------------------------------------------------
  3,500,000     TSASC, Inc. (TFABs)                        5.900       07/15/2017          07/15/2009 b         3,626,595
---------------------------------------------------------------------------------------------------------------------------
    575,000     TSASC, Inc. (TFABs)                        6.000       07/15/2018          07/15/2009 b           595,700
---------------------------------------------------------------------------------------------------------------------------
  2,070,000     TSASC, Inc. (TFABs)                        6.000       07/15/2018          07/15/2009 b         2,144,520
---------------------------------------------------------------------------------------------------------------------------
  4,425,000     TSASC, Inc. (TFABs)                        6.000       07/15/2019          07/15/2009 b         4,559,697
---------------------------------------------------------------------------------------------------------------------------
  4,420,000     TSASC, Inc. (TFABs)                        6.000       07/15/2019          07/15/2009 b         4,554,545
---------------------------------------------------------------------------------------------------------------------------
  4,910,000     TSASC, Inc. (TFABs)                        6.000       07/15/2020          07/15/2009 b         5,032,357
---------------------------------------------------------------------------------------------------------------------------
  2,170,000     TSASC, Inc. (TFABs)                        6.000       07/15/2020          07/15/2009 b         2,224,076
---------------------------------------------------------------------------------------------------------------------------
  2,030,000     TSASC, Inc. (TFABs)                        6.000       07/15/2021          07/15/2009 b         2,069,443



                   43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$46,175,000     TSASC, Inc. (TFABs)                      6.250%      07/15/2027          07/15/2009 b    $   47,442,504
-------------------------------------------------------------------------------------------------------------------------
 18,440,000     TSASC, Inc. (TFABs)                      6.250       07/15/2034 s        07/15/2009 b        18,946,178
-------------------------------------------------------------------------------------------------------------------------
 63,870,000     TSASC, Inc. (TFABs)                      6.375       07/15/2039 s        07/15/2009 b        66,053,077
-------------------------------------------------------------------------------------------------------------------------
     80,000     Tupper Lake HDC                          8.125       10/01/2010          04/01/2004 b            80,928
-------------------------------------------------------------------------------------------------------------------------
    690,000     Ulster County IDA (Benedictine Hospital) 6.050       06/01/2005          12/05/2004 c           686,826
-------------------------------------------------------------------------------------------------------------------------
 10,650,000     Ulster County Tobacco Asset
                Securitization Corp.                     6.750       06/01/2030 s        06/01/2011 b        11,036,702
-------------------------------------------------------------------------------------------------------------------------
    230,000     United Nations Devel. Corp., Series B    5.000       07/01/2007          07/01/2004 b           230,501
-------------------------------------------------------------------------------------------------------------------------
  2,050,000     United Nations Devel. Corp., Series B    5.300       07/01/2010          07/01/2004 b         2,053,465
-------------------------------------------------------------------------------------------------------------------------
     25,000     United Nations Devel. Corp., Series B    5.300       07/01/2011          07/01/2004 b            25,037
-------------------------------------------------------------------------------------------------------------------------
    350,000     United Nations Devel. Corp., Series C    5.500       07/01/2017 s        07/01/2004 b           358,418
-------------------------------------------------------------------------------------------------------------------------
     15,000     Upper Mohawk Valley Regional Water
                Finance Authority                        5.125       10/01/2016          10/01/2007 b            16,435
-------------------------------------------------------------------------------------------------------------------------
    295,000     Utica GO                                 6.200       01/15/2014          01/15/2010 b           336,669
-------------------------------------------------------------------------------------------------------------------------
    320,000     Utica GO                                 6.250       01/15/2015          01/15/2010 b           370,080
-------------------------------------------------------------------------------------------------------------------------
    230,000     Utica IDA (Utica College Civic Facility) 5.300       08/01/2008          03/04/2006 c           233,020
-------------------------------------------------------------------------------------------------------------------------
  2,155,000     Utica IDA (Utica College Civic Facility) 6.375       12/01/2011          09/23/2008 c         2,166,809
-------------------------------------------------------------------------------------------------------------------------
     75,000     Utica SCHC (Steinhorst Apartments)       6.500       04/15/2008          08/07/2005 g            78,289
-------------------------------------------------------------------------------------------------------------------------
     30,000     Valley Health Development Corp.          6.750       05/20/2022          05/20/2010 b            34,192
-------------------------------------------------------------------------------------------------------------------------
     50,000     Westchester County GO                    6.850       11/15/2014          11/15/2004 b            52,754
-------------------------------------------------------------------------------------------------------------------------
    265,000     Westchester County IDA
                (Beth Abraham Hospital)                  7.250       12/01/2009          09/02/2007 c           273,411
-------------------------------------------------------------------------------------------------------------------------
     50,000     Westchester County IDA
                (Children's Village)                     5.100       03/15/2009          03/15/2009              52,013
---------------------------------------------------------------------------------------------------------------------------
    170,000     Westchester County IDA (JDAM)            6.250       04/01/2005          10/06/2004 c           175,141
---------------------------------------------------------------------------------------------------------------------------
     70,000     Westchester County IDA (JDAM)            6.500       04/01/2009 s        04/01/2006 b            72,944
-------------------------------------------------------------------------------------------------------------------------
  1,130,000     Westchester County IDA (JDAM)            6.750       04/01/2016 s        04/01/2006 b         1,187,246
-------------------------------------------------------------------------------------------------------------------------
  2,330,000     Westchester County IDA
                (Rippowam-Cisqua School)                 5.750       06/01/2029          06/01/2009 b         2,384,895
-------------------------------------------------------------------------------------------------------------------------
  3,980,000     Westchester County IDA
                (Schnurmacher Center)                    6.000       11/01/2011            08/22/2008         3,985,015
-------------------------------------------------------------------------------------------------------------------------
     35,000     Westchester County IDA
                (Westchester Airport Association)        5.850       08/01/2014          02/01/2004 b            35,875
-------------------------------------------------------------------------------------------------------------------------
    330,000     Westchester County IDA
                (Westchester Airport)                    5.950       08/01/2024 s        02/01/2004 b           334,604
-------------------------------------------------------------------------------------------------------------------------
    100,000     Westchester County IDA
                (Westchester Resco Company)              5.500       07/01/2009          07/01/2008 b           106,145
-------------------------------------------------------------------------------------------------------------------------
 18,000,000     Westchester County Tobacco Asset
                Securitization Corp. t                   0.000 v     07/15/2039 s        07/15/2018 b        13,313,700
-------------------------------------------------------------------------------------------------------------------------
 37,110,000     Westchester County Tobacco Asset
                Securitization Corp.                     6.750       07/15/2029 s        07/15/2010 b        38,347,990
-------------------------------------------------------------------------------------------------------------------------
     10,000     Western Nassau County Water Authority    5.500       05/01/2016          05/01/2006 b            10,882
-------------------------------------------------------------------------------------------------------------------------
    345,000     Western Nassau County Water Authority    5.650       05/01/2026          05/01/2006 b           376,378
-------------------------------------------------------------------------------------------------------------------------
    260,000     Yonkers IDA (Community Devel.
                Properties)                              6.250       02/01/2016          02/01/2011 b           279,414
-------------------------------------------------------------------------------------------------------------------------
  3,140,000     Yonkers IDA (Community Devel.
                Properties)                              6.625       02/01/2026 s        02/01/2011 b         3,353,269
-------------------------------------------------------------------------------------------------------------------------
    935,000     Yonkers IDA (Hudson Scenic Studio)       5.875       11/01/2007          05/28/2006 c           942,508
-------------------------------------------------------------------------------------------------------------------------
    240,000     Yonkers IDA (Michael
                Malotz Skilled Nursing Pavilion)         5.450       02/01/2029          02/01/2009 b           251,794


                   44 | LIMITED TERM NEW YORK MUNICIPAL FUND


                                                                                              EFFECTIVE
   PRINCIPAL                                                                                  MATURITY*        MARKET VALUE
      AMOUNT                                                COUPON         MATURITY         (UNAUDITED)          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
   NEW YORK Continued
$    145,000      Yonkers IDA (Philipsburgh Hall
                  Associates)                                6.750%      11/01/2008          12/29/2006 c    $      144,511
-----------------------------------------------------------------------------------------------------------------------------
   2,750,000      Yonkers IDA (St. John's Riverside
                  Hospital)                                  6.800       07/01/2016          02/18/2010 g         2,753,520
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000      Yonkers IDA
                 (St. Joseph's Hospital), Series 98-B        5.900       03/01/2008          03/01/2006 c           961,920
                                                                                                             ----------------
                                                                                                              2,924,397,286
-----------------------------------------------------------------------------------------------------------------------------
  OTHER STATES--0.6%
  22,215,000      NJ Tobacco Settlement Financing Corp.
                  (TASC)                                     5.750       06/01/2032          06/15/2011 c        20,423,582
-----------------------------------------------------------------------------------------------------------------------------
  U.S. POSSESSIONS--13.1%
   5,000,000      Guam Airport Authority, Series C           5.375       10/01/2019          10/01/2013 b         5,400,500
-----------------------------------------------------------------------------------------------------------------------------
   6,000,000      Guam Airport Authority, Series C           5.375       10/01/2020          10/01/2013 b         6,436,200
-----------------------------------------------------------------------------------------------------------------------------
     760,000      Guam EDA (TASC)                            5.000       05/15/2022          10/25/2005 g           761,398
-----------------------------------------------------------------------------------------------------------------------------
   1,950,000      Guam EDA (TASC)                            5.400       05/15/2031          08/06/2010 c         1,862,250
-----------------------------------------------------------------------------------------------------------------------------
     215,000      Guam EDA (TASC)                            5.500       05/15/2041          10/20/2015 c           197,931
-----------------------------------------------------------------------------------------------------------------------------
   3,030,000      Guam GO, Series A                          5.900       09/01/2005          03/01/2004 b         3,033,848
-----------------------------------------------------------------------------------------------------------------------------
   1,000,000      Guam GO, Series A                          6.000       09/01/2006          03/01/2004 b         1,000,010
-----------------------------------------------------------------------------------------------------------------------------
     580,000      Guam Power Authority, Series A             5.250       10/01/2013          10/01/2005 b           580,766
-----------------------------------------------------------------------------------------------------------------------------
     555,000      Guam Power Authority, Series A             5.250       10/01/2023          04/01/2004 b           567,365
-----------------------------------------------------------------------------------------------------------------------------
      85,000      Northern Mariana Islands, Series A         6.000       06/01/2014 s        06/01/2010 b            93,349
-----------------------------------------------------------------------------------------------------------------------------
   3,000,000      Northern Mariana Islands, Series A         6.000       06/01/2020 s        06/01/2010 b         3,204,330
-----------------------------------------------------------------------------------------------------------------------------
     375,000      Puerto Rico Children's Trust Fund (TASC)   4.100       05/15/2013          05/15/2013             341,171
-----------------------------------------------------------------------------------------------------------------------------
   2,500,000      Puerto Rico Children's Trust Fund (TASC)   5.000       05/15/2008          05/15/2008           2,579,725
-----------------------------------------------------------------------------------------------------------------------------
 159,965,000      Puerto Rico Children's Trust Fund (TASC)   5.375       05/15/2033          01/27/2012 c       154,193,463
-----------------------------------------------------------------------------------------------------------------------------
      25,000      Puerto Rico Children's Trust Fund (TASC)   5.750       07/01/2020          01/30/2008 g            27,997
-----------------------------------------------------------------------------------------------------------------------------
     740,000      Puerto Rico Children's Trust Fund (TASC)   6.000       07/01/2026 s        07/01/2010 a           880,563
-----------------------------------------------------------------------------------------------------------------------------
   5,000,000      Puerto Rico Commonwealth GO                5.000       07/01/2018          07/01/2008 b         5,407,250
-----------------------------------------------------------------------------------------------------------------------------
     486,915      Puerto Rico Dept. of Corrections
                  Furniture Lease i,u                        7.000       04/25/2004          04/25/2004             486,453
-----------------------------------------------------------------------------------------------------------------------------
      10,000      Puerto Rico Electric Power Authority,
                  Series EE                                  5.250       07/01/2014          07/01/2008 b            11,181
-----------------------------------------------------------------------------------------------------------------------------
      50,000      Puerto Rico Electric Power Authority,
                  Series T                                   5.500       07/01/2020 s        07/01/2004 b            51,118
-----------------------------------------------------------------------------------------------------------------------------
      25,000      Puerto Rico Electric Power Authority,
                  Series T                                   6.000       07/01/2016 s        07/01/2004 b            26,119
-----------------------------------------------------------------------------------------------------------------------------
      30,000      Puerto Rico Electric Power Authority,
                  Series T                                   6.000       07/01/2016 s        07/01/2004 b            31,343
-----------------------------------------------------------------------------------------------------------------------------
   2,000,000      Puerto Rico Electric Power Authority,
                  Series U                                   6.000       07/01/2014 s        07/01/2004 b         2,081,380
-----------------------------------------------------------------------------------------------------------------------------
      75,000      Puerto Rico Electric Power Authority,
                  Series X                                   5.500       07/01/2025 s        07/01/2005 b            77,741
-----------------------------------------------------------------------------------------------------------------------------
   1,890,000      Puerto Rico Electric Power Authority,
                  Series Z                                   5.250       07/01/2021 s        07/01/2005 b         1,964,939
-----------------------------------------------------------------------------------------------------------------------------
      35,000      Puerto Rico Electric Power Authority,
                  Series Z                                   5.250       07/01/2021          07/01/2005 b            36,556
-----------------------------------------------------------------------------------------------------------------------------
   1,425,000      Puerto Rico Electric Power Authority,
                  Series Z                                   5.500       07/01/2010          07/01/2005 b         1,530,878



                   45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------
                                                                                            EFFECTIVE
  PRINCIPAL                                                                                 MATURITY*      MARKET VALUE
     AMOUNT                                             COUPON         MATURITY           (UNAUDITED)        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    50,000     Puerto Rico Electric Power Authority,
                Series Z                                 5.500%      07/01/2014          07/01/2005 b          $ 53,382
---------------------------------------------------------------------------------------------------------------------------
     90,000     Puerto Rico Electric Power Authority,
                Series Z                                 5.500       07/01/2016 s        07/01/2005 b            96,005
---------------------------------------------------------------------------------------------------------------------------
    100,000     Puerto Rico GO                           5.000       07/01/2019          07/01/2008 b           102,487
---------------------------------------------------------------------------------------------------------------------------
  5,000,000     Puerto Rico GO                           5.250       07/01/2027 s        07/01/2011 b         5,380,400
---------------------------------------------------------------------------------------------------------------------------
    135,000     Puerto Rico GO                           5.375       07/01/2022 s        07/01/2005 b           145,226
---------------------------------------------------------------------------------------------------------------------------
     30,000     Puerto Rico GO                           5.375       07/01/2025          07/01/2007 b            33,476
---------------------------------------------------------------------------------------------------------------------------
  4,130,000     Puerto Rico GO                           5.375       07/01/2028          07/01/2011 b         4,314,570
---------------------------------------------------------------------------------------------------------------------------
     55,000     Puerto Rico HBFA                         5.850       10/01/2009          04/01/2007 b            57,490
---------------------------------------------------------------------------------------------------------------------------
    470,000     Puerto Rico HBFA                         6.100       10/01/2015          04/01/2007 b           488,208
---------------------------------------------------------------------------------------------------------------------------
    560,000     Puerto Rico HBFA                         6.250       04/01/2029 s        04/01/2007 b           580,709
---------------------------------------------------------------------------------------------------------------------------
     90,000     Puerto Rico HFC                          5.100       12/01/2018          12/01/2010 b            93,758
---------------------------------------------------------------------------------------------------------------------------
     60,000     Puerto Rico HFC                          7.250       10/01/2004          04/01/2004 b            60,235
---------------------------------------------------------------------------------------------------------------------------
     95,000     Puerto Rico HFC                          7.300       04/01/2006          04/01/2004 b            95,314
---------------------------------------------------------------------------------------------------------------------------
     70,000     Puerto Rico HFC                          7.300       10/01/2006          04/01/2004 b            70,227
---------------------------------------------------------------------------------------------------------------------------
     30,000     Puerto Rico HFC                          7.400       04/01/2007          04/01/2004 b            30,093
---------------------------------------------------------------------------------------------------------------------------
  2,455,000     Puerto Rico HFC                          7.500       10/01/2015 s        04/01/2004 b         2,459,223
---------------------------------------------------------------------------------------------------------------------------
  5,045,000     Puerto Rico HFC                          7.500       04/01/2022 s        04/01/2004 b         5,253,106
---------------------------------------------------------------------------------------------------------------------------
  7,000,000     Puerto Rico Highway &
                Transportation Authority, Series E       5.750       07/01/2024          07/01/2012 b         7,666,750
---------------------------------------------------------------------------------------------------------------------------
     40,000     Puerto Rico Highway &
                Transportation Authority, Series X
                Transportation Authority                 5.000       07/01/2022          07/01/2005 b           201,162
---------------------------------------------------------------------------------------------------------------------------
    100,000     Puerto Rico Highway &
                Transportation Authority, Series Y       5.500       07/01/2018          07/01/2006 b           107,956
---------------------------------------------------------------------------------------------------------------------------
    245,000     Puerto Rico IMEPCF
                (American Home Products)                 5.100       12/01/2018          12/01/2008 b           252,433
---------------------------------------------------------------------------------------------------------------------------
  6,540,000     Puerto Rico IMEPCF (PepsiCo)             6.250       11/15/2013          05/15/2004 b         6,878,772
---------------------------------------------------------------------------------------------------------------------------
  7,175,000     Puerto Rico IMEPCF (PepsiCo)             6.250       11/15/2013          05/15/2004 b         7,381,066
---------------------------------------------------------------------------------------------------------------------------
     10,000     Puerto Rico Infrastructure               5.000       07/01/2016          01/01/2008 b            10,932
---------------------------------------------------------------------------------------------------------------------------
  8,000,000     Puerto Rico Infrastructure               5.000       07/01/2021          01/01/2008 b         8,567,520
---------------------------------------------------------------------------------------------------------------------------
  1,670,000     Puerto Rico Infrastructure               7.500       07/01/2009 s        07/01/2004 b         1,713,838
---------------------------------------------------------------------------------------------------------------------------
     55,000     Puerto Rico ITEMECF
                (Ana G. Mendez University)               5.375       02/01/2019          02/01/2009 b            56,879
---------------------------------------------------------------------------------------------------------------------------
 16,425,000     Puerto Rico ITEMECF
                (Congeneration Facilities)               6.625       06/01/2026 s        06/01/2010 b        17,123,884
---------------------------------------------------------------------------------------------------------------------------
  1,500,000     Puerto Rico ITEMECF (Dr. Pila Hospital)  6.125       08/01/2025          08/01/2005 c         1,619,535
---------------------------------------------------------------------------------------------------------------------------
     75,000     Puerto Rico ITEMECF
                (Hospital de la Concepcion)              6.125       11/15/2025          11/15/2010 b            83,176
---------------------------------------------------------------------------------------------------------------------------
    750,000     Puerto Rico ITEMECF
                (Hospital de la Concepcion)              6.375       11/15/2015          11/15/2010 b           860,558
---------------------------------------------------------------------------------------------------------------------------
  2,000,000     Puerto Rico ITEMECF
                (Hospital de la Concepcion)              6.500       11/15/2020          11/15/2010 b         2,282,540
---------------------------------------------------------------------------------------------------------------------------
  1,190,000     Puerto Rico ITEMECF
                (Mennonite General Hospital)             6.375       07/01/2006          07/15/2005 c         1,177,208



                   46 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                                          EFFECTIVE
  PRINCIPAL                                                                               MATURITY*        MARKET VALUE
     AMOUNT                                             COUPON         MATURITY         (UNAUDITED)          SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS Continued
$ 1,890,000     Puerto Rico ITEMECF
                (Mennonite General Hospital)             6.500%      07/01/2012          12/15/2009 c    $    1,801,208
-------------------------------------------------------------------------------------------------------------------------
  1,045,000     Puerto Rico ITEMECF
                (Ryder Memorial Hospital)                6.400       05/01/2009          05/01/2004 b         1,068,983
-------------------------------------------------------------------------------------------------------------------------
  1,075,000     Puerto Rico Municipal Finance
                Agency RITES i                           9.831 r     08/01/2013          02/01/2009           1,416,538
-------------------------------------------------------------------------------------------------------------------------
     50,000     Puerto Rico Municipal Finance Agency,
                Series A                                 5.500       07/01/2021          07/01/2007 b            55,231
-------------------------------------------------------------------------------------------------------------------------
    140,000     Puerto Rico Port Authority, Series C     7.300       07/01/2007 s        07/01/2004 b           143,542
-------------------------------------------------------------------------------------------------------------------------
    150,000     Puerto Rico Port Authority, Series D     6.000       07/01/2021 s        07/01/2004 b           153,398
-------------------------------------------------------------------------------------------------------------------------
    465,000     Puerto Rico Port Authority, Series D     7.000       07/01/2014 s        07/01/2004 b           480,787
-------------------------------------------------------------------------------------------------------------------------
     40,000     Puerto Rico Public Building Authority,
                Series M                                 5.500       07/01/2021          07/01/2005 a            42,503
-------------------------------------------------------------------------------------------------------------------------
     65,000     Puerto Rico Public Buildings Authority   5.125       07/01/2024          07/01/2012 b            67,170
-------------------------------------------------------------------------------------------------------------------------
     15,000     Puerto Rico Public Buildings Authority,
                Series A                                 5.500       07/01/2021          07/01/2005 a            16,164
-------------------------------------------------------------------------------------------------------------------------
     35,000     Puerto Rico Public Buildings Authority,
                Series A                                 5.500       07/01/2025          07/01/2005 a            37,716
-------------------------------------------------------------------------------------------------------------------------
      5,000     Puerto Rico Public Buildings Authority,
                Series B                                 5.250       07/01/2021          07/01/2007 b             5,190
-------------------------------------------------------------------------------------------------------------------------
  5,000,000     Puerto Rico Public Finance Corp.,
                Series A                                 5.375       08/01/2024          08/01/2011 b         5,434,800
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     Puerto Rico Public Finance Corp.,
                Series E                                 5.500       08/01/2029          02/01/2012 b         1,056,340
-------------------------------------------------------------------------------------------------------------------------
 35,400,000     Puerto Rico Public Finance Corp.,
                Series E                                 5.700       08/01/2025          02/01/2010 b        37,709,142
-------------------------------------------------------------------------------------------------------------------------
 64,220,000     Puerto Rico Public Finance Corp.,
                Series E                                 5.750       08/01/2030          02/01/2007 b        68,942,739
-------------------------------------------------------------------------------------------------------------------------
    205,000     Puerto Rico Urban Renewal & Hsg. Corp.   7.875       10/01/2004 s        04/01/2004 b           210,207
-------------------------------------------------------------------------------------------------------------------------
  1,850,000     Tobacco Settlement Financing Corp.
                (TASC)                                   5.000       05/15/2021          10/04/2009           1,759,739
-------------------------------------------------------------------------------------------------------------------------
     10,000     University of Puerto Rico                5.250       06/01/2025          06/01/2007 b            10,519
-------------------------------------------------------------------------------------------------------------------------
    225,000     University of Puerto Rico                5.500       06/01/2012 s        05/01/2004 b           228,634
-------------------------------------------------------------------------------------------------------------------------
     45,000     V.I. Hsg. Finance Authority, Series A    6.500       03/01/2025 s        03/01/2005 b            46,274
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     V.I. Port Authority, Series A            5.250       09/01/2018          09/01/2010 b         1,059,750
-------------------------------------------------------------------------------------------------------------------------
 10,000,000     V.I. Public Finance Authority, Series A  5.500       10/01/2015          10/01/2010 b        10,414,300
-------------------------------------------------------------------------------------------------------------------------
  1,000,000     V.I. Public Finance Authority, Series A  5.625       10/01/2010          05/29/2008 c         1,088,880
-------------------------------------------------------------------------------------------------------------------------
     25,000     V.I. Public Finance Authority, Series A  5.625       10/01/2025          10/01/2010 b            25,897
-------------------------------------------------------------------------------------------------------------------------
 19,800,000     V.I. Public Finance Authority, Series A  6.125       10/01/2029 s        10/01/2010 b        22,314,798
-------------------------------------------------------------------------------------------------------------------------
  7,220,000     V.I. Public Finance Authority, Series A  6.375       10/01/2019 s        01/01/2010 b         8,033,333
-------------------------------------------------------------------------------------------------------------------------
  9,500,000     V.I. Public Finance Authority, Series A  6.500       10/01/2024 s        10/01/2010 b        10,521,725
-------------------------------------------------------------------------------------------------------------------------
    900,000     V.I. Tobacco Settlement Financing Corp.
                (TASC) t                                 0.000 v     05/15/2008          05/15/2008             742,643
-------------------------------------------------------------------------------------------------------------------------
  1,470,000     V.I. Water & Power Authority             5.375       07/01/2010          07/01/2008 b         1,555,451
                                                                                                         ----------------
                                                                                                            444,648,239

-------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $3,327,062,551)--99.8%                                                 3,389,469,107
-------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES--0.2                                                                         5,948,261
                                                                                                         ----------------
 NET ASSETS--100.0%                                                                                      $3,395,417,368
                                                                                                         ================





                   47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  A. Date of prefunded call, or maturity date if escrowed to maturity.

  B. Optional call date; corresponds to the most conservative yield calculation.

  C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  D. Date of mandatory put.

  E. Date of planned principal payment.

  G. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

I. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.

R. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.

S. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

T. Non-income accruing security.

U. Issue is in default. See Note 1 of Notes to Financial Statements.

V. Represents the current interest rate for a variable or increasing rate security.

W. When-issued security to be delivered and settled after December 31, 2003. See
Note 1 of Notes to Financial Statements.

Z. Represents a zero coupon bond.





                   48 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
PORTFOLIO ABBREVIATIONS  DECEMBER 31, 2003

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Association for Children with Down Syndrome

ACLD       Adults and Children with Learning and Developmental Disabilities

ALIA       Alliance of Long Island Agencies

ASMF       Amsterdam Sludge Management Facility

BID        Business Improvement District

CAB        Capital Appreciation Bond

CCDRCA     Catholic Charities of the Diocese of Rockville Centre and Affiliates

CCFDP      Child Care Facilities Development Program

CFGA       Child and Family Guidance Association

CMA        Community Mainstreaming Associates

COP        Certificates of Participation

CRR        Center for Rapid Recovery

CSD        Central School District

Con Ed     Consolidated Edison Company

DA         Dormitory Authority

DIAMONDS   Direct Investment of Accrued Municipals

EDA        Economic Development Authority

EFC        Environmental Facilities Corporation

EHC        Elderly Housing Corporation

ERDA       Energy Research and Development Authority

FHA        Federal Housing Authority

FNHC       Ferncliff Nursing Home Company

FREE       Family Residences and Essential Enterprises

GO         General Obligation

GRIA       Greater Rochester International Airport

HBFA       Housing Bank and Finance Agency

HDC        Housing Development Corporation

HELP       Homeless Economic Loan Program

HFA        Housing Finance Agency

HFC        Housing Finance Corporation

HJDOI      Hospital for Joint Diseases Orthopaedic Institute

HKSB       Helen Keller Services for the Blind

IDA        Industrial Development Agency

IGHL       Independent Group Home for Living

IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities

IRS        Inverse Rate Security

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JDAM       Julia Dyckman Andrus Memorial

KR         Kateri Residence

LEVRRS     Leveraged Reverse Rate Security

LGAC       Local Government Assistance Corporation

LGSC       Local Government Services Corporation

L.I.       Long Island

LILCO      Long Island Lighting Corporation

MMWNHC     Mary Manning Walsh Nursing Home Company

MSH        Mount Sinai Hospital

MSH/NYU    Mount Sinai Hospital/New York University

MTA        Metropolitan Transportation Authority

NIMO       Niagara Mohawk Power Corporation

NY/NJ      New York/New Jersey

NYC        New York City

NYS        New York State

NYSEG      New York State Electric and Gas

NYU        New York University

PACES      Potsdam Auxiliary and College Educational Service

RG&E       Rochester Gas and Electric

RIBS       Residual Interest Bonds

RIT        Rochester Institute of Technology

RITES      Residual Interest Tax Exempt Security

Res Rec    Resource Recovery Facility

SCHC       Senior Citizen Housing Corporation

SCSB       Schuyler Community Services Board

SONYMA     State of New York Mortgage Agency

SUNY       State University of New York

SWMA       Solid Waste Management Authority

TASC       Tobacco Settlement Asset-Backed Bonds

TFA        Transitional Finance Authority

TFABs      Tobacco Flexible Amortization Bonds

UDC        Urban Development Corporation

USTA       United States Tennis Association

WHELC      Wartburg Home of the Evangelical Lutheran Church

WORCA      Working Organization for Retarded Children and Adults

YMCA       Young Men's Christian Association

V.I.       United States Virgin Islands



                   49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  DECEMBER 31, 2003
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                         MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                            $  780,260,053          23.0%
 Hospital/Health Care                              310,800,352           9.2
 Electric Utilities                                291,298,790           8.6
 Marine/Aviation Facilities                        217,127,044           6.4
 Sales Tax Revenue                                 209,423,984           6.2
 General Obligation                                195,067,583           5.8
 Municipal Leases                                  177,145,972           5.2
 Special Assessment                                175,610,384           5.2
 Multifamily Housing                               164,105,596           4.8
 Airlines                                          163,612,448           4.8
 Higher Education                                  129,789,853           3.8
 Single Family Housing                             107,254,866           3.2
 Not-for-Profit Organization                        88,381,731           2.6
 Water Utilities                                    72,454,757           2.1
 Highways/Railways                                  70,383,086           2.1
 Resource Recovery                                  63,496,237           1.9
 Gas Utilities                                      44,436,379           1.3
 Education                                          29,003,635           0.9
 Adult Living Facilities                            28,217,375           0.8
 Manufacturing, Non-Durable Goods                   25,688,835           0.8
 Manufacturing, Durable Goods                       15,424,540           0.5
 Parking Fee Revenue                                 8,107,486           0.2
 Paper, Containers & Packaging                       7,824,252           0.2
 Pollution Control                                   6,411,613           0.2
 Sewer Utilities                                     5,846,887           0.2
 Special Tax                                         1,536,734            --
 Hotels, Restaurants & Leisure                         758,635            --
                                                ------------------------------
 Total                                          $3,389,469,107         100.0%
                                                ==============================

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  DECEMBER 31, 2003 / UNAUDITED
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATINGS                                                             PERCENT
------------------------------------------------------------------------------
 AAA                                                                    24.0%
 AA                                                                     16.4
 A                                                                      24.6
 BBB                                                                    30.5
 BB                                                                      2.2
 B                                                                       0.1
 CCC                                                                     0.4
 CC                                                                      0.0
 C                                                                       0.0
 D                                                                       0.0
 Not Rated                                                               1.8
                                                                       -------
 Total                                                                 100.0%
                                                                       =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $3,327,062,551)--see accompanying statement                          $3,389,469,107
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                  1,141,012
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                             58,703,616
 Investments sold                                                                                     40,046,094
 Shares of beneficial interest sold                                                                    8,106,312
 Other                                                                                                    50,346
                                                                                                  ---------------
 Total assets                                                                                      3,497,516,487

-----------------------------------------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.750% at December 31, 2003)                                    89,800,000
 Shares of beneficial interest redeemed                                                                6,149,617
 Investments purchased (including $2,791,820 purchased on a when-issued or
 forward commitment basis)                                                                             3,529,886
 Distribution and service plan fees                                                                    2,094,204
 Trustees' compensation                                                                                  231,937
 Transfer and shareholder servicing agent fees                                                           119,281
 Shareholder reports                                                                                      69,096
 Other                                                                                                   105,098
                                                                                                  ---------------
 Total liabilities                                                                                   102,099,119

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $3,395,417,368
                                                                                                  ===============

-----------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                  $3,360,922,574
-----------------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                                     4,568,758
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                        (32,480,520)
-----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                           62,406,556
                                                                                                  ---------------
 NET ASSETS                                                                                       $3,395,417,368
                                                                                                  ===============





                   51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  CONTINUED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,944,384,855 and 584,921,949 shares of beneficial interest outstanding)                                 $3.32
 Maximum offering price per share (net asset value plus sales charge of 3.50% of
 offering price)                                                                                           $3.44
-----------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $444,537,274
 and 133,889,898 shares of beneficial interest outstanding)                                                $3.32
-----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,006,103,246 and 303,610,085 shares of beneficial interest outstanding)                                 $3.31
-----------------------------------------------------------------------------------------------------------------
 Class X Shares:
 Net asset value and redemption price per share (based on net assets of $391,993
 and 117,761 shares of beneficial interest outstanding)                                                    $3.33



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   52 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
 Interest                                                                                    $  173,915,766

------------------------------------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------------------------------------
 Management fees                                                                                 13,256,882
------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                          4,693,628
 Class B                                                                                          4,293,949
 Class C                                                                                          9,770,143
 Class X                                                                                             18,771
------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                            656,182
 Class B                                                                                            286,764
 Class C                                                                                            430,752
 Class X                                                                                              2,670
------------------------------------------------------------------------------------------------------------
 Accounting service fees                                                                            993,895
------------------------------------------------------------------------------------------------------------
 Interest expense                                                                                   891,535
------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                        215,091
------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                             164,823
------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                159,924
------------------------------------------------------------------------------------------------------------
 Other                                                                                              107,826
                                                                                             ---------------
 Total expenses                                                                                  35,942,835
 Less reduction to custodian expenses                                                               (18,384)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A                     (1,285)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B                        (63)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C                       (170)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class X                        (27)
                                                                                             ---------------
 Net expenses                                                                                    35,922,906

------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                          137,992,860

------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
 Net realized loss on investments                                                                (3,202,984)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                             7,061,558


------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $141,851,434
                                                                                             ===============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   53 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED DECEMBER 31,                                                2003                  2002
-----------------------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------------------------
 Net investment income                                        $  137,992,860         $  101,193,411
-----------------------------------------------------------------------------------------------------
 Net realized loss                                                (3,202,984)            (2,778,018)
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                             7,061,558             40,533,262
                                                              ---------------------------------------
 Net increase in net assets resulting from operations            141,851,434            138,948,655

-----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                         (83,295,410)           (71,242,725)
 Class B                                                         (15,496,250)           (10,501,117)
 Class C                                                         (35,571,960)           (22,784,301)
 Class X                                                            (175,786)              (731,746)

-----------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                          72,734,760            722,304,877
 Class B                                                          59,240,647            226,278,537
 Class C                                                         109,135,439            624,270,800
 Class X                                                         (12,341,666)           (12,906,454)

-----------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------
 Total increase                                                  236,081,208          1,593,636,526
-----------------------------------------------------------------------------------------------------
 Beginning of period                                           3,159,336,160          1,565,699,634
                                                              ---------------------------------------
 End of period [including accumulated net investment
 income of $4,568,758 and $1,115,304, respectively]           $3,395,417,368         $3,159,336,160
                                                              =======================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   54 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


CLASS A  YEAR ENDED DECEMBER 31,                          2003        2002        2001       2000         1999
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $ 3.31      $ 3.27      $ 3.27     $ 3.19       $ 3.37
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .14         .15         .16        .16          .15
 Net realized and unrealized gain (loss)                   .01         .05          --        .07         (.18)
                                                    ----------------------------------------------------------------
 Total from investment operations                          .15         .20         .16        .23         (.03)
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.14)       (.16)       (.16)      (.15)        (.15)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $3.32       $3.31       $3.27      $3.27        $3.19
                                                    ================================================================

--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                       4.80%       6.33%       4.85%      7.47%       (0.87)%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $1,944,385  $1,868,271  $1,124,846   $927,079   $1,025,714
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,894,331  $1,472,317  $  996,671   $945,492   $1,060,745
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                    4.51%       4.65%       4.95%      4.88%        4.64%
 Total expenses                                           0.76%       0.74%       0.78%      0.85%        0.81%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                        N/A 3,4     N/A 3,5    0.74% 3,6  0.78% 3,6    0.77% 3,6
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    28%         19%         23%        37%          37%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   55 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED DECEMBER 31,                     2003          2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $3.31         $3.27         $3.27         $3.19         $3.37
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .12           .13           .13           .13           .13
 Net realized and unrealized gain (loss)                 .01           .05            --           .08          (.18)
                                                      -----------------------------------------------------------------
 Total from investment operations                        .13           .18           .13           .21          (.05)
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.12)         (.14)         (.13)         (.13)         (.13)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $3.32         $3.31         $3.27         $3.27         $3.19
                                                      =================================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     3.99%         5.53%         4.06%         6.65%        (1.64)%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $444,537      $383,690      $153,471       $92,786       $88,758
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $429,564      $261,858      $113,976       $86,107       $78,263
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  3.72%         3.85%         4.17%         4.09%         3.84%
 Total expenses                                         1.55%         1.51%         1.54%         1.63%         1.59%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                      N/A 3,4       N/A 3,5      1.50% 3,6     1.56% 3,6     1.55% 3,6
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  28%           19%           23%           37%           37%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   56 | LIMITED TERM NEW YORK MUNICIPAL FUND

 CLASS C   YEAR ENDED DECEMBER 31,                2003           2002          2001        2000         1999
------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 3.30         $ 3.26        $ 3.26      $ 3.18       $ 3.36
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .12            .13           .13         .13          .13
 Net realized and unrealized gain (loss)           .01            .05            --         .08         (.18)
                                                ------------------------------------------------------------------
 Total from investment operations                  .13            .18           .13         .21         (.05)
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.12)          (.14)         (.13)       (.13)        (.13)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.31          $3.30         $3.26       $3.26        $3.18
                                                ==================================================================

------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1               4.02%          5.54%         4.06%       6.67%       (1.63)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $1,006,103       $894,469      $261,857    $101,858     $119,329
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $  977,323       $574,124      $150,504    $105,452     $116,249
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.74%          3.82%         4.13%       4.11%        3.86%
 Total expenses                                   1.52%          1.51%         1.53%       1.62%        1.57%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4        N/A 3,5      1.49% 3,6   1.55% 3,6    1.53% 3,6
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            28%            19%           23%         37%          37%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   57 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

CLASS X      YEAR ENDED DECEMBER 31,              2003         2002        2001         2000         1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $ 3.34       $ 3.28      $ 3.28       $ 3.20       $ 3.38
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .31          .15         .15          .14          .13
 Net realized and unrealized gain (loss)          (.15)         .04        (.01)         .08         (.18)
                                                ---------------------------------------------------------------
 Total from investment operations                  .16          .19         .14          .22         (.05)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.17)        (.13)       (.14)        (.14)        (.13)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $3.33        $3.34       $3.28        $3.28        $3.20
                                                ===============================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1               5.08%        5.77%       4.30%        6.88%       (1.39)%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $  392      $12,906     $25,526      $32,651      $39,496
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $2,488      $18,112     $29,642      $34,684      $44,237
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            3.96%        3.74%       4.46%        4.34%        4.11%
 Total expenses                                   1.34%        1.30%       1.31%        1.39%        1.34%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                N/A 3,4      N/A 3,5    1.27% 3,6    1.32% 3,6    1.30% 3,6
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            28%          19%         23%          37%          37%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Interest expense was less than 0.01%.
6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   58 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. As of January 6, 1998, the Fund is no longer offering Class X shares (Class X shares were designated as Class B shares prior to May 1, 1997). Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class X shares may also be subject to a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and X have separate distribution and/or service plans. Class B and Class X shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and







                   59 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments.
    These transactions of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31, 2003, the Fund had entered into when issued purchase commitments or forward commitments of $2,791,820.
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $28,990,158 as of December 31, 2003. Including the effect of leverage, inverse floaters represent 0.87% of the Fund's total assets as of December 31, 2003.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $1,079,577, representing 0.03% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.







                   60 | LIMITED TERM NEW YORK MUNICIPAL FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED     UNDISTRIBUTED          ACCUMULATED           OTHER INVESTMENTS
NET INVESTMENT        LONG-TERM                 LOSS          FOR FEDERAL INCOME
INCOME                     GAIN     CARRYFORWARD 1,2                TAX PURPOSES
--------------------------------------------------------------------------------
$4,960,951                  $--          $32,480,522                 $62,406,556

1. As of December 31, 2003, the Fund had $32,480,522 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforward(s) were as follows:

                              EXPIRING
                              ----------------------
                              2004       $   244,677
                              2006           484,870
                              2007        15,555,960
                              2008         7,670,334
                              2009         2,543,678
                              2010         2,629,825
                              2011         3,351,178
                                         -----------
                              Total      $32,480,522
                                         -----------

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Fund did not utilize any capital loss carryforwards. During the fiscal year ended December 31, 2003, $2,250,684 of unused capital loss carryforwards expired.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO
                                     ACCUMULATED NET
 REDUCTION TO                       REALIZED LOSS ON
 PAID-IN CAPITAL                         INVESTMENTS
-----------------------------------------------------
 $2,250,684                               $2,250,684

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2003   DECEMBER 31, 2002
      ------------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends        $134,539,406        $105,259,889

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.







                   61 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

                 Federal tax cost of securities         $3,327,062,551
                                                        ===============

                 Gross unrealized appreciation          $   78,973,419
                 Gross unrealized depreciation             (16,566,863)
                                                        ---------------
                 Net unrealized appreciation            $   62,406,556
                                                        ===============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2003, the Fund's projected benefit obligations were increased by $70,706 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $211,584 as of December 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.







                   62 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        YEAR ENDED DECEMBER 31, 2003   YEAR ENDED DECEMBER 31, 2002
                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------
 CLASS A
 Sold                      185,921,557   $ 609,285,843     291,519,858   $ 958,293,867
 Dividends and/or
 distributions reinvested   17,241,051      56,457,329      14,161,468      46,538,461
 Redeemed                 (181,874,534)   (593,008,412)    (85,934,132)   (282,527,451)
                          ------------------------------------------------------------
 Net increase               21,288,074   $  72,734,760     219,747,194   $ 722,304,877
                          ============================================================

-------------------------------------------------------------------------------------
 CLASS B
 Sold                       41,613,688$    136,156,391      75,324,857   $ 247,324,876
 Dividends and/or
 distributions reinvested    3,308,044      10,825,717       2,218,844       7,282,494
 Redeemed                  (26,921,732)    (87,741,461)     (8,624,172)    (28,328,833)
                          ------------------------------------------------------------
 Net increase               18,000,000   $  59,240,647      68,919,529   $ 226,278,537
                          ============================================================

--------------------------------------------------------------------------------------
 CLASS C
 Sold                      111,157,316   $ 363,373,918     209,666,907   $ 687,569,238
 Dividends and/or
 distributions reinvested    7,876,817      25,718,393       5,095,024      16,699,520
 Redeemed                  (86,073,213)   (279,956,872)    (24,386,390)    (79,997,958)
                          ------------------------------------------------------------
 Net increase               32,960,920   $ 109,135,439     190,375,541   $624,270,800
                          ============================================================

--------------------------------------------------------------------------------------
 CLASS X
 Sold                               --   $          --              --   $          --
 Dividends and/or
 distributions reinvested       31,891         105,156         136,933         450,397
 Redeemed                   (3,774,736)    (12,446,822)     (4,060,493)    (13,356,851)
                          ------------------------------------------------------------
 Net decrease               (3,742,845)  $(12,341,666)     (3,923,560)  $  (12,906,454)
                          ============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $1,282,714,194 and $940,499,270, respectively.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.



                   63 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended, the Fund paid $993,895 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $1,291,628 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
  DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS X SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class X shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.50% per year on Class X shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class X plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B and Class C shares was $7,068,378 and $15,825,106, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.







                   64 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                      CLASS A         CLASS B         CLASS C         CLASS X
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
 YEAR ENDED       DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
 December 31, 2003   $801,242        $180,171        $996,625        $521,743             $--



--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2003 was $34,122,777, which represents 1% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $89,800,000 at December 31, 2003 at an interest rate of 1.75%. For the year ended December 31, 2003, the average monthly loan balance was $49,028,792 at an average daily interest rate of 1.784%. The Fund had gross borrowings and gross loan repayments of $806,700,000 and $726,000,000, respectively, during the year ended December 31, 2003. The maximum amount of borrowings outstanding at any month-end was $110,400,000. The Fund paid commitment fees of $16,259 and interest of $871,399 during the year ended December 31, 2003.



65  |  LIMITED TERM NEW YORK MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ROCHESTER PORTFOLIO SERIES:
 We have audited the accompanying statement of assets and liabilities of Limited Term New York Municipal Fund (the sole portfolio constituting Rochester Portfolio Series), including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Limited Term New York Municipal Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 January 23, 2004


                   66 | LIMITED TERM NEW YORK MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding any taxable dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended December 31, 2003 are eligible for the corporate dividend-received deduction. 100% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes; 98.6% of the dividends are not subject to New York State and New York City income taxes. For the state income tax reporting purposes of non-New York State shareholders, the distribution breaks down as follows: New York State (84.1%), New Jersey (0.6%), Louisiana (0.5%), Florida (0.1%), Maine (0.1%), Nevada (0.1%), Puerto Rico (9.8%), Guam (3.1%), Virgin Islands (1.6%).
    During 2003, 24.8% of this tax-exempt income was derived from "private activity bonds". These are municipal bonds used to finance privately operated facilities. The interest on these bonds is not taxable for most investors. For the few investors subject to the alternative minimum tax, the interest from these bonds is considered a preference item.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



                   67 | LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------


NAME, POSITION(S) HELD WITH               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE              TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
                                          COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                               THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                                  CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                                          UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                       Principal of Courtney Associates, Inc. (venture capital firm); former
Chairman of the Board of Trustees,        General Partner of Trivest Venture Fund (private venture capital fund);
Trustee (since 1995)                      former President of Investment Counseling Federated Investors, Inc.;
Age: 70                                   Trustee of the following open-end investment companies: Cash Assets
                                          Trust, PIMCO ADVISORS VIT, Tax Free Trust of Arizona and 4 funds for the
                                          Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                              Director, Neuberger Berman Income Managers Trust, Neuberger & Berman
Trustee (since 1992)                      Income Funds and Neuberger Berman Trust, (1995-present); Neuberger Berman
Age: 73                                   Equity Funds (November 2000-present); Trustee, Neuberger Berman Mutual
                                          Funds (October 1994-present); formerly Chairman and Treasurer, CDC
                                          Associates, a registered investment adviser (December 1993-February
                                          1996); Independent Consultant; Chief Investment Officer, CDC Associates
                                          (1996-June 2000); Consultant and director, CDC Associates (December
                                          1993-February 1999). Oversees 3 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                          Principal of Clinton Management Associates, a financial and venture
Trustee (since 1995)                      capital consulting firm; Trustee of the following open-end investment
Age: 72                                   companies: Trustee of Capital Cash Management Trust, Prime Cash Fund,
                                          PIMCO ADVISORS VIT and Narragansett Insured Tax-Free Income Fund.
                                          Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                          A trustee or director of other Oppenheimer funds. Oversees 35 portfolios
Trustee (since 1998)                      in the OppenheimerFunds complex.
Age: 70

LACY B. HERRMANN,                         Chairman and Chief Executive Officer of Aquila Management Corporation,
Trustee (since 1995)                      the sponsoring organization and manager, administrator and/or sub-adviser
Age: 74                                   to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust,
                                          Aquila-Cascadia Equity Fund, Cash Assets Trust, Prime Cash Fund,
                                          Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah,
                                          Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free
                                          Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and
                                          Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT; Vice President,
                                          Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of
                                          Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and
                                          Trustee/Director of its predecessors; President and Director of STCM
                                          Management Company, Inc., sponsor and adviser to CCMT; Chairman,
                                          President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset
                                          Reserves; Trustee Emeritus of Brown University. Oversees 10 portfolios in the OppenheimerFunds complex.



68  |  LIMITED TERM NEW YORK MUNICIPAL FUND

BRIAN WRUBLE,                             Special Limited Partner (since January 1999) of Odyssey Investment
Trustee (since 2001)                      Partners, LLC (private equity investment); General Partner (since
Age: 60                                   September 1996) of Odyssey Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing Trustees (since August 1990) of The
                                          Jackson Laboratory (non-profit); Trustee (since May 1992) of Institute for Advanced Study (educational institute); formerly Trustee (May 2000 -
                                          2002) of Research Foundation of AIMR (investment research, non-profit);
                                          Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                          Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OFFICERS                                  THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS.
                                          MURPHY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                          YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                          80112-3924, FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625. EACH
                                          OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                          RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING, Vice President        Senior Vice President (since January 1996) of the Manager; Chairman of
(since 1996)                              the Rochester Division of the Manager (since January 1996); an officer of
Age: 54                                   9 portfolios in the OppenheimerFunds complex.

JOHN V. MURPHY,                           Chairman, Chief Executive Officer and director (since June 2001) and
President (since 2001)                    President (since September 2000) of the Manager; President and a director
Age: 54                                   or trustee of other Oppenheimer funds; President and a director (since
                                          July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                                          OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                                          Chairman and a director (since July 2001) of Shareholder Services, Inc.
                                          and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of
                                          OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc. and Centennial
                                          Asset Management Corporation (since November 2001), HarbourView Asset
                                          Management Corporation and OFI Private Investments, Inc. (since July
                                          2001); President (since November 1, 2001) and a director (since July
                                          2001) of Oppenheimer Real Asset Management, Inc.; a director (since
                                          November 2001) of Trinity Investment Management Corp. and Tremont
                                          Advisers, Inc. (Investment advisory affiliates of the Manager); Executive
                                          Vice President (since February 1997) of Massachusetts Mutual Life
                                          Insurance Company (the Manager's parent company); a director (since June
                                          1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                          Officer (September 2000-June 2001) of the Manager; President and trustee
                                          (November 1999-November 2001) of MML Series Investment Fund and
                                          MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                          President, Chief Executive Officer and director (September 1999-August
                                          2000) of MML Bay State Life Insurance Company; a director (June 1989-June
                                          1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                          Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.





69  |  LIMITED TERM NEW YORK MUNICIPAL FUND

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                          Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)                    Treasurer (since March 1999) of HarbourView Asset Management Corporation,
Age: 44                                   Shareholder Services, Inc., Oppenheimer Real Asset Management
                                          Corporation, Shareholder Financial Services, Inc., Oppenheimer
                                          Partnership Holdings, Inc., OFI Private Investments, Inc. (since March
                                          2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                          (since May 2000) and OFI Institutional Asset Management, Inc. (since
                                          November 2000) (offshore fund management subsidiaries of the Manager);
                                          Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                          Trust Company (a trust company subsidiary of the Manager); Assistant
                                          Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                                          OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust
                                          Company-Mutual Fund Services Division. An officer of 82 portfolios in the
                                          OppenheimerFunds complex.

ROBERT G. ZACK,                           Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)                    February 2002) of the Manager; General Counsel and a director (since
Age: 55                                   November 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice
                                          President and General Counsel (since November 2001) of HarbourView Asset
                                          Management Corporation; Vice President and a director (since November
                                          2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice President,
                                          General Counsel and a director (since November 2001) of Shareholder
                                          Services, Inc., Shareholder Financial Services, Inc., OFI Private
                                          Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                          Management, Inc.; General Counsel (since November 2001) of Centennial
                                          Asset Management Corporation; a director (since November 2001) of
                                          Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a
                                          director (since November 2001) of OppenheimerFunds International Ltd.;
                                          Vice President (since November 2001) of OppenheimerFunds Legacy Program;
                                          Secretary (since November 2001) of Oppenheimer Acquisition Corp.;
                                          formerly Senior Vice President (May 1985-January 2004) Acting General
                                          Counsel (November 2001-February 2002) and Associate General Counsel (May
                                          1981-October 2001) of the Manager; Assistant Secretary of Shareholder
                                          Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                          Inc. (November 1989-November 2001); OppenheimerFunds International Ltd.
                                          and OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.




THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                   70 | LIMITED TERM NEW YORK MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)   Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $26,000 in fiscal 2003 and $23,750 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,932 in fiscal 2002.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2003 and $0 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $550 in fiscal 2003 and $646 in fiscal 2002.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

         (i) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (j)  Not applicable as less than 50%.

         (k) The principal accountant for the audit of the registrant's annual financial statements billed $5,550 in fiscal 2003 and $4,578 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (l) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)
              (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)